-------------------------------------------------------------------------------
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                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549


                                    FORM N-1A

      REGISTRATION STATEMENT (NO. 2-17620) UNDER THE SECURITIES ACT OF 1933


                           PRE-EFFECTIVE AMENDMENT NO.
                         POST-EFFECTIVE AMENDMENT NO. 77


                                       AND

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940


                                AMENDMENT NO. 77




                              VANGUARD WORLD FUNDS
         (EXACT NAME OF REGISTRANT AS SPECIFIED IN DECLARATION OF TRUST)

                      P.O. BOX 2600, VALLEY FORGE, PA 19482
                     (ADDRESS OF PRINCIPAL EXECUTIVE OFFICE)

                  REGISTRANT'S TELEPHONE NUMBER (610) 669-1000

                           R. GREGORY BARTON, ESQUIRE
                                  P.O. BOX 876
                             VALLEY FORGE, PA 19482


                IT IS PROPOSED THAT THIS FILING BECOME EFFECTIVE:
            ON APRIL 28, 2000, PURSUANT TO PARAGRAPH (A) OF RULE 485.


                  APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:
   AS SOON AS PRACTICABLE AFTER THIS REGISTRATION STATEMENT BECOMES EFFECTIVE.

SUBJECT TO COMPLETION
PRELIMINARY PROSPECTUS
DATED FEBRUARY 18, 2000

VANGUARD(R) CALVERT SOCIAL INDEX FUND
PROSPECTUS
APRIL 28, 2000

This is the Fund's initial
prospectus, so it contains
no performance data.

INFORMATION CONTAINED HEREIN IS SUBJECT TO COMPLETION OR AMENDMENT. A REGISTRATION STATEMENT RELATING TO THESE SECURITIES HAS BEEN FILED WITH THE U.S. SECURITIES AND EXCHANGE COMMISSION BUT HAS NOT YET BECOME EFFECTIVE. SHARES OF VANGUARD CALVERT SOCIAL INDEX FUND MAY NOT BE SOLD, NOR MAY OFFERS TO BUY BE ACCEPTED, PRIOR TO THE TIME THE REGISTRATION STATEMENT BECOMES EFFECTIVE. THIS COMMUNICATION SHALL NOT CONSTITUTE AN OFFER TO SELL OR A SOLICITATION OF AN OFFER TO BUY, NOR SHALL THERE BE ANY SALE OF THESE SECURITIES IN A STATE IN WHICH SUCH OFFER, SOLICITATION, OR SALE WOULD BE UNLAWFUL PRIOR TO REGISTRATION OR QUALIFICATION UNDER THE SECURITIES LAW OF THE STATE.

[A MEMBER OF
THE VANGUARD GROUP LOGO]

VANGUARD CALVERT SOCIAL INDEX FUND
Prospectus
April 28, 2000

A Stock Index Mutual Fund


--------------------------------------------------------------------------------
CONTENTS
--------------------------------------------------------------------------------
 . FUND PROFILE                          . SHARE PRICE
 . ADDITIONAL INFORMATION                . INVESTING WITH VANGUARD
 . AN INTRODUCTION TO INDEX FUNDS        . SERVICES AND ACCOUNT FEATURES
 . A WORD ABOUT RISK                     . TYPES OF ACCOUNTS
 . WHO SHOULD INVEST                     . BUYING SHARES
 . PRIMARY INVESTMENT STRATEGIES         . REDEEMING SHARES
 . THE FUND AND VANGUARD                 . TRANSFERRING REGISTRATION
 . INVESTMENT ADVISER                    . FUND AND ACCOUNT UPDATES
 . DIVIDENDS, CAPITAL GAINS, AND TAXES   GLOSSARY (inside back cover)
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
WHY READING THIS PROSPECTUS IS IMPORTANT
This prospectus explains the objective, risks, and strategies of Vanguard Calvert Social Index Fund. To highlight terms and concepts important to mutual fund investors, we have provided "Plain Talk(R)" explanations along the way. Reading the prospectus will help you to decide whether the Fund is the right investment for you. We suggest that you keep it for future reference.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
IMPORTANT NOTE
Vanguard  Calvert  Social  Index  Fund  offers two  separate  classes of shares:
Investor and Institutional. Investor Shares, which have an investment minimum of $3,000 ($1,000) for IRAs), are offered by two separate prospectuses. This prospectus is intended for individual investors and institutional clients. There is also a prospectus for participants in employer-sponsored retirement plans, which you can obtain by calling Vanguard at 1-800-523-1188.

Institutional Shares have an investment minimum of $10 million and generally do not require special employee benefit plan services. Institutional Shares are offered by another prospectus, which you can obtain by calling Vanguard's Institutional Investor Group at 1-800-523-1036.

Note that the Fund's separate share classes have different expenses; as a result their investment performance will vary.
-------------------------------------------------------------------------------





NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED OF THESE SECURITIES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

FUND PROFILE

The following profile summarizes key features of Vanguard Calvert Social Index Fund.

INVESTMENT OBJECTIVE
The Fund seeks to track the performance of a benchmark index that measures the investment return of large- and mid-capitalization stocks.

INVESTMENT STRATEGIES
The Fund employs a passive management strategy designed to track the performance of the Calvert Social Index. The Index is composed of large- and mid-cap stocks that have been screened for certain social and environmental criteria by the Index sponsor, which is independent of Vanguard. The Fund invests in the stocks that comprise the Index.

PRIMARY RISKS
THE FUND'S TOTAL RETURN, LIKE STOCK PRICES GENERALLY, WILL FLUCTUATE WITHIN A WIDE RANGE, SO AN INVESOR COULD LOSE MONEY OVER SHORT OR EVEN LONG PERIODS. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. The Fund is also subject to:
- Investment style risk, which is the chance that returns from large- and mid-cap stocks generally, or from stocks included in the Calvert Social Index specifically, will trail returns from other asset classes or the overall stock market.


--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                                  FUND EXPENSES
All mutual funds have operating expenses. These expenses, which are deducted from a fund's gross income, are expressed as a percentage of the net assets of the fund. We expect Vanguard Calvert Social Index Fund's expense ratio for the current fiscal year to be .%, or $. per $1,000 of average net assets. The average multi-cap mutual fund had expenses in 1999 of .%, or $. per $1,000 of average net assets, (derived from data provided by Lipper Inc., which reports on the mutual fund industry). Management expenses, which are one part of operating expenses, include investment advisory fees as well as other costs of managing a fund--such as account maintenance, reporting, accounting, legal, and other administrative expenses.
--------------------------------------------------------------------------------

FEES AND EXPENSES
The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The expenses shown under Annual Fund Operating Expenses are based upon estimated amounts for the current fiscal year. The Fund has no operating history, and actual operating expenses could be different.

2



      SHAREHOLDER FEES (fees paid directly from your investment)
      Sales Charge (Load) Imposed on Purchases:                          None
      Sales Charge (Load) Imposed on Reinvested Dividends:               None
      Redemption Fee:                                                    None
      Exchange Fee:                                                      None
      Account Maintenance Fee (for accounts under $10,000)          $10/year*


      ANNUAL FUND OPERATING EXPENSES (expenses deducted from the
      Fund's assets)
      Management Expenses:                                                 .%
      12b-1 Distribution Fee:                                            None
      Other Expenses:                                                      .%
       TOTAL ANNUAL FUND OPERATING EXPENSES:                            0.25%
      * Vanguard will deduct an account maintenance fee from your annual distribution of the Fund's dividends. If your distribution is less than the fee, fractional shares will be automatically redeemed to make up the difference.

     The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over one-year and three-year periods if you invest $10,000 in the Fund. This example assumes that the Fund provides a return of 5% a year, and that operating expenses match our estimates for the Fund's first year of operations.The results apply whether or not you redeem your investment at the end of each period.


                            ------------------------
                              1 YEAR      3 YEARS
                            ------------------------
                                $.           $.
                            ------------------------


THIS  EXAMPLE  SHOULD  NOT  BE  CONSIDERED  TO  REPRESENT   ACTUAL  EXPENSES  OR
PERFORMANCE FROM THE PAST OR FOR THE FUTURE. ACTUAL FUTURE EXPENSES MAY BE HIGHER OR LOWER THAN THOSE SHOWN.



--------------------------------------------------------------------------------
ADDITIONAL INFORMATION
DIVIDENDS AND CAPITAL GAINS                       NEWSPAPER ABBREVIATION
Distributed annually in December                  .

INVESTMENT ADVISERS                               VANGUARD FUND NUMBER
The Vanguard Group, Valley Forge, Pa.,            .
since inception
                                                  CUSIP NUMBER
INCEPTION DATE                                    .
May 8, 2000
                                                  TICKER SYMBOL
SUITABLE FOR IRAS                                 .
Yes

MINIMUM INITIAL INVESTMENT
$3,000; $1,000 for IRAs and custodial accounts
for minors
--------------------------------------------------------------------------------

AN INTRODUCTION TO INDEX FUNDS

WHAT IS INDEXING?
An index is an unmanaged group of securities whose overall performance is used as a standard to measure the investment performance of a particular market. An index (or "passively managed") fund tries to track, as closely as possible, the performance of an established target index. The fund does this by holding all, or a representative sample, of the securities that comprise the index.
     Stock index funds may seek to track indexes that hold a certain type of stock--such as growth or value, small-cap or large-cap, or those from just one industry--or they may seek to track indexes that consist of a broader range of stocks--for example the entire U.S. stock market.
     Index funds do not have active managers, who buy and sell securities based on research and analysis in an attempt to outperform a particular benchmark or the market as a whole. Rather, index funds simply attempt to mirror what the target index does, for better or worse.

WHY INVEST IN INDEX FUNDS?
Index funds appeal to many investors for a number of reasons:
- Variety of investments. Vanguard index funds generally invest in a wide variety of companies and industries.
- Relative consistency. Because they seek to track market benchmarks, index funds by definition will not perform dramatically better or worse than their target indexes.
- Low cost. Index funds do not have many of the expenses of an actively managed fund, in addition, they keep trading activity--and thus brokerage commissions--to a minimum.
- Low realization of capital gains. Because an index fund typically sells securities only to respond to redemption requests or to adjust its holdings to reflect a change in its target index, the fund's turnover rate--and thus its realization of taxable capital gains--is usually much lower than the average mutual fund.

--------------------------------------------------------------------------------
                               PLAIN TALK ABOUT
                            THE COSTS OF INVESTING
Costs are an important consideration in choosing a mutual fund. That's because you, as a shareholder, pay the costs of operating a fund, plus any transaction costs associated with the fund's buying and selling of securities. These costs can erode a substantial portion of the gross income or capital appreciation a fund achieves. Even seemingly small differences in expenses can, over time, have a dramatic effect on a fund's performance.
--------------------------------------------------------------------------------

KEEP IN MIND THAT AN INDEX FUND HAS OPERATING EXPENSES AND TRANSACTION COSTS; A MARKET INDEX DOES NOT. THEREFORE, AN INDEX FUND--WHILE EXPECTED TO TRACK ITS TARGET INDEX AS CLOSELY AS POSSIBLE--WILL TYPICALLY BE UNABLE TO MATCH THE PERFORMANCE OF THE INDEX EXACTLY.

4



================================================================================
A WORD ABOUT RISK

This prospectus describes risks you would face as an investor in Vanguard Calvert Social Index Fund. It is important to keep in mind one of the main axioms of investing: The higher the risk of losing money, the higher the potential reward. The reverse, also, is generally true: The lower the risk, the lower the potential reward. As you consider an investment in the Fund, you should also take into account your personal tolerance for the daily fluctuations of the stock market.
     Look for this [FLAG] symbol throughout the prospectus. It is used to mark detailed information about each type of risk that you would confront as a shareholder of the Fund.
================================================================================

WHO SHOULD INVEST

The Fund may be a suitable investment for you if:
- You wish to add a fund that invests in large- and mid-capitalization stocks to your existing holdings, which could include other stock investments as well as bond, money market, and tax-exempt investments.
-    You seek growth of capital over the long-term--at least five years.
- You want a fund that considers social and environmental issues as part of its investment program.

Some investors try to profit from a strategy called market-timing--switching money into investments when they expect prices to rise, and taking money out when they expect prices to fall. As money is shifted in and out, a fund incurs expenses for buying and selling securities. These costs are borne by all fund shareholders, including the long-term investors who do not generate the costs. This is why all Vanguard funds have adopted special policies to discourage short-term trading. Specifically:
- Each Vanguard fund reserves the right to reject any purchase request--including exchanges from other Vangaurd funds--that it regards as disruptive to efficient portfolio management. The fund may reject a purchase request because of the timing of the investment or because of a history of excessive trading by the investor.
- Each Vanguard fund (except the money market funds) limits the number of times that an investor can exchange into and out of the fund.
-    Each Vanguard fund reserves the right to stop offering shares at any time.
- Vanguard's U.S. Stock Index Funds, International Stock Index Funds, REIT Index Fund, Balanced Index Fund, and Growth and Income Fund generally do NOT accept exchanges by telephone or fax, or online. (IRAs and other retirement accounts are not subject to this rule.)
- Certain Vanguard funds charge transaction fees on purchases and/or redemptions of their shares.
See the INVESTING WITH VANGUARD section of this prospectus for further details on Vanguard's transaction policies.

     THE VANGUARD FUNDS DO NOT PERMIT MARKET-TIMING. DO NOT INVEST WITH VANGUARD IF YOU ARE A MARKET TIMER.

PRIMARY INVESTMENT STRATEGIES
This section explains the strategies that the investment adviser uses in pursuit of the Fund's investment objective. It also explains how the adviser implements these strategies. In addition, this section discusses important risks faced by investors in the Fund. The Board of Trustees oversees the management of the Fund, and may change the investment strategies in the interest of shareholders.


--------------------------------------------------------------------------------
                               PLAIN TALK ABOUT
                             CALVERT SOCIAL INDEX
The Calvert Social Index is maintained by Calvert Group of Bethesda, Maryland, a leading organization in the world of social investing. Calvert screens stocks from approximately 1,000 of the largest companies in the United States by analyzing each company's record and policies on: environmental issues; workplace issues; product safety and impact; international operations and human rights; and weapons contracting.

Calvert excludes from the index any companies that, in Calvert's opinion, violate fair labor or equal opportunity standards as well as those companies involved with tobacco, alcohol, gambling, or nuclear power. Companies that pass Calvert's screenings process are represented in the index on a market capitalization-weighted basis.

For further information about the Calvert Social Index, please visit Calvert's web site, at www.calvert.com or contact Calvert at 1-800-368-2745.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                               PLAIN TALK ABOUT
                         GROWTH FUNDS AND VALUE FUNDS
Growth investing and value investing are two styles employed by stock fund managers. Growth funds generally focus on companies believed to have above-average potential for growth in revenue and earnings. Reflecting the market's high expectations for superior growth, such stocks typically have low dividend yields and above-average prices in relation to such measures as revenue, earnings, and book value. Value funds generally emphasize stocks of companies from which the market does not expect strong growth. The prices of value stocks typically are below-average in comparison to such factors as earnings and book value, and these stocks typically pay above-average dividend yields. Growth and value stocks have, in the past, produced similar long-term returns, though each category has periods when it outperforms the other.
--------------------------------------------------------------------------------

6

MARKET EXPOSURE

[FLAG] THE FUND IS SUBJECT TO STOCK MARKET RISK,  WHICH IS THE CHANCE THAT STOCK
     PRICES OVERALL WILL DECLINE OVER SHORT OR EVEN LONG PERIODS. STOCK MARKETS TEND TO MOVE IN CYCLES, WITH PERIODS OF RISING PRICES AND PERIODS OF FALLING PRICES.

     To illustrate the volatility of stock prices, the following table shows the best, worst, and average total returns for the U.S. stock market over various periods as measured by the Standard & Poor's 500 Index, a widely used barometer of market activity. (Total returns consist of dividend income plus change in market price.) Note that the returns shown do not include the costs of buying and selling stocks or other expenses that a real-world investment portfolio would incur. Note, also, that the gap between best and worst tends to narrow over the long term.


--------------------------------------------------------------------------------
                      U.S. STOCK MARKET RETURNS (1926-1999)
--------------------------------------------------------------------------------
                 1 YEAR       5 YEARS        10 YEARS       20 YEARS
--------------------------------------------------------------------------------
Best             54.2%        28.6%            19.9%          17.9%
Worst           -43.1        -12.4             -0.9            3.1
Average          13.2         11.0             11.1           11.1
--------------------------------------------------------------------------------

     The table covers all of the 1-, 5-, 10-, and 20-year periods from 1926 through 1999. You can see, for example, that while the average return on stocks for all of the 5-year periods was 11.0%, returns for individual 5-year periods ranged from a -12.4% average (from 1928 through 1932) to 28.6% (from 1995 through 1999). These average returns reflect past performance on common stocks; you should not regard them as an indication of future returns from either the stock market as a whole or this Fund in particular.



--------------------------------------------------------------------------------
                               PLAIN TALK ABOUT
                   LARGE-CAP, MID-CAP, AND SMALL-CAP STOCKS
Stocks of publicly traded companies--and mutual funds that hold these stocks--can be classified by the companies' market value, or capitalization. Market capitalization changes over time, and there is no "official" definition of the boundaries of large-, mid-, and small-cap stocks. Vanguard generally defines large-capitalization (large-cap) funds as those holding stocks of companies whose outstanding shares have a market value exceeding $12 billion; mid-cap funds as those holding stocks of companies with a market value between $1 billion and $12 billion; and small-cap funds as those typically holding stocks of companies with a market value of less than $1 billion. Vanguard periodically reassesses these classifications.
--------------------------------------------------------------------------------


[FLAG] THE FUND IS ALSO SUBJECT TO  INVESTMENT  STYLE RISK,  WHICH IS THE CHANCE
     THAT RETURNS FROM LARGE- AND MID-CAPITALIZATION STOCKS WILL TRAIL RETURNS FROM OTHER ASSET CLASSES OR THE OVERALL STOCK MARKET. EACH TYPE OF STOCK TENDS TO GO THROUGH CYCLES OF DOING BETTER--OR WORSE--THAN COMMON STOCKS IN GENERAL. THESE PERIODS HAVE, IN THE PAST, LASTED FOR AS LONG AS SEVERAL YEARS.

RISK OF NONDIVERSIFICATION
[FLAG] As an index fund, the Fund will hold the largest stocks in its target index in approximately the same percentages as those stocks are represented in the index. If the target index should become less diversified in the future, the Fund similarly would become less diversified. In the unlikely event that the target index becomes dominated by just a few companies, shareholders would be subject to the risk that the Fund's performance could be hurt disproportionately by a decline in the price of just a few stocks.


SECURITY SELECTION
INDEXING METHODS
In seeking to track a particular index, a fund generally uses one of two methods to select the securities in which it invests.
     REPLICATION METHOD. Many stock funds--but not bond funds--use the replication method of indexing. This means that a fund holds each security found in its target index in about the same proportions as represented in the index itself. For example, if 5% of the S&P 500 Index were made up of the stock of a specific company, a fund tracking that index would invest about 5% of its assets in that company. For bond funds, replication is an inefficient and costly method of indexing, since there is no liquid market for many of the corporate and agency bonds typically found in a broad bond index.
     STRAIGHT SAMPLING METHOD. Because it would be very expensive and inefficient to buy and sell all securities held in certain indexes (the Wilshire 5000 Index, for example, includes more than 7,000 stocks), funds tracking these larger indexes sometimes use a "straight sampling" technique. Using sophisticated computer programs, a fund selects, from the target index, a representative sample of securities that will resemble the full target index in terms of key risk factors. For stock funds, these key risk factors include industry weightings, country weightings, market capitalization, and other financial characteristices of stocks.
     Vanguard Calvert Social Index Fund uses the replication method of indexing to invest in stocks.

TURNOVER RATE
Generally, a passively managed fund sells securities only to respond to redemption requests or to adjust the number of shares held to reflect a change in the fund's target index.

8


--------------------------------------------------------------------------------
                               PLAIN TALK ABOUT
                                 TURNOVER RATE
Before investing in a mutual fund, you should review its turnover rate. This gives an indication of how transaction costs could affect the fund's future returns. In general, the greater the volume of buying and selling by the fund, the greater the impact that brokerage commissions and other transaction costs will have on its return. Also, funds with high turnover rates may be more likely to generate capital gains that must be distributed to shareholders as income subject to taxes. The average turnover rate for all passively managed domestic equity index funds investing in common stocks is roughly .%; for all domestic stock funds, the average turnover rate is approximately ., according to Morningstar, Inc.
--------------------------------------------------------------------------------

ACCOUNT MAINTENANCE FEE
Vanguard assesses an account maintenance fee on index fund shareholders whose account balances are below $10,000 (for any reason, including a decline in the value of a Fund's shares) on the date a dividend is distributed. This fee is intended to allocate the costs of maintaining accounts more equitably among shareholders. The account maintenance fee is $10 per year, deducted from the annual dividend, which usually is distributed during the last two weeks of the calendar year. If the fee is deducted from your dividend distribution, you will still be taxed on the full amount of your dividend (unless you hold your shares through a non-taxable account). If you are due a dividend that is less than the fee, fractional shares will be automatically redeemed to make up the difference.

OTHER INVESTMENT POLICIES AND RISKS
The Fund reserves the right to substitute a different index for the Calvert Social Index if the Calvert Social Index is discontinued or for any other reason determined in good faith by the Fund's Board of Trustees. In such instance, the substitute index will measure the same general market as the current index.
     The Fund may invest in foreign securities to the extent necessary to carry out its investment strategy of holding all of the stocks that comprise the index it tracks.
     To match its target index as closely as possible, the Fund attempts to remain fully invested in stocks. To help stay fully invested, and to reduce transaction costs, the Fund may invest, to a limited extent, in stock index futures and options contracts, warrants, convertible securities, and swap agreements, which are types of derivatives. These investments will not be screened based on social or environmental criteria.
     Losses (or gains) involving futures can sometimes be substantial--in part because a relatively small price movement in a futures contract may result in an immediate and substantial loss (or gain) for the Fund. Similar risks exist for warrants (securities that permit their owners to purchase a specific number of stock shares at a predetermined price), convertible securities (securities that may be exchanged for another asset), and swap agreements (contracts in which each party agrees to make payments to the other based on the return of a specified index or asset).
     For this reason, the Fund will not use futures, options, warrants, convertible securities, or swap agreements for speculative purposes or as leveraged investments that magnify the gains or losses of an investment.
     The Fund's obligation to purchase securities under futures contracts will not exceed 20% of its total assets.
     The reasons for which the Fund will invest in futures and options are:

- To keep cash on hand to meet shareholder redemptions or other needs while simulating full investment in stocks.
- To reduce the Fund's transaction costs or add value when these instruments are favorably priced.
     Although index funds, by their nature, tend to be tax-efficient investment vehicles, the Fund generally is managed without regard to tax ramifications.

--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                                  DERIVATIVES
A derivative is a financial contract whose value is based on (or "derived" from) a traditional security (such as a stock or a bond), an asset (such as a commodity like gold), or a market index (such as the S&P 500 Index). Futures and options are derivatives that have been trading on regulated exchanges for more than two decades. These "traditional" derivatives are standardized contracts that can easily be bought and sold, and whose market values are determined and published daily. It is these characteristics that differentiate futures and options from the relatively new types of derivatives. If used for speculation or as leveraged investments, derivatives can carry considerable risks.
--------------------------------------------------------------------------------

THE FUND AND VANGUARD
The Fund is a member of The Vanguard Group, a family of more than 35 investment companies with more than 100 funds holding assets worth more than $. billion. All of the Vanguard funds share in the expenses associated with business operations, such as personnel, office space, equipment, and advertising.
     Vanguard also provides marketing services to the funds. Although shareholders do not pay sales commissions or 12b-1 distribution fees, each fund pays its allocated share of The Vanguard Group's marketing costs.

--------------------------------------------------------------------------------
                             PLAIN TALK ABOUT
                     VANGUARD'S UNIQUE CORPORATE STRUCTURE
The Vanguard Group is truly a MUTUAL mutual fund company. It is owned jointly by the funds it oversees and thus indirectly by the shareholders in those funds. Most other mutual funds are operated by for-profit management companies that may be owned by one person, by a group of individuals, or by investors who own the management company's stock. By contrast, Vanguard provides its services on an "at-cost" basis, and the funds' expense ratios reflect only these costs. No separate management company reaps profits or absorbs losses from operating the funds.
--------------------------------------------------------------------------------


INVESTMENT ADVISER
The Vanguard Group (Vanguard), P.O. Box 2600, Valley Forge, PA 19482, founded in 1974, serves as the Fund's adviser through its Core Management Group. As of October 31, 1999, Vanguard served as adviser for about $346 billion in assets. Vanguard manages the fund on an at-cost basis, subject to the control of the Trustees and officers of the Fund.

10

     The Fund has authorized the adviser to choose brokers or dealers to handle the purchase and sale of securities for the Fund, and to get the best available price and most favorable execution from these brokers with respect to all transactions.
     Also, the Fund may direct the adviser to use a particular broker for certain transactions in exchange for commission rebates or research services provided to the Fund.



--------------------------------------------------------------------------------
                               PLAIN TALK ABOUT
                              THE FUND'S ADVISER
The individual primarily responsible for overseeing the Fund's investments is:

GEORGE U. SAUTER, Managing Director of Vanguard, and head of Vanguard's Core Management Group; has worked in investment management since 1985; primary responsibility for Vanguard's stock indexing policy and strategy since joining the company in 1987; has served as the Fund's portfolio manager since inception; A.B., Dartmouth College; M.B.A., University of Chicago.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                                 DISTRIBUTIONS
As a shareholder, you are entitled to your share of the fund's income from interest and dividends, and gains from the sale of investments. You receive such earnings as either an income dividend or a capital gains distribution. Income dividends come from both the dividends that the fund earns from its holdings and the interest it receives from its money market and bond investments. Capital gains are realized whenever the fund sells securities for higher prices than it paid for them. These capital gains are either short-term or long-term, depending on whether the fund held the securities for one year or less, or more than one year.
--------------------------------------------------------------------------------


DIVIDENDS, CAPITAL GAINS, AND TAXES

FUND DISTRIBUTIONS
The Fund distributes to shareholders virtually all of its net income (interest and dividends, less expenses), as well as any capital gains realized from the sale of its holdings. Distributions generally occur in December. In addition, the Fund may occasionally be required to make supplemental dividend or capital gains distributions at some other time during the year. You can receive distributions of income dividends or capital gains in cash, or you can have them automatically reinvested in more shares of the Fund.

BASIC TAX POINTS

Vanguard will send you a statement each year showing the tax status of all your distributions. In addition, taxable investors should be aware of the following basic tax points:
- Distributions are taxable to you whether or not you reinvest these amounts in additional Fund shares.
- Distributions declared in December--if paid to you by the end of January--are taxable as if received in December.
- Any dividends and short-term capital gains that you receive are taxable to you as ordinary income for federal income tax purposes.

11

- Any distributions of net long-term capital gains are taxable to you as long-term capital gains for federal income tax purposes, no matter how long you've owned shares in the Fund.
- Capital gains distributions may vary considerably from year to year as a result of the Fund's normal investment activities and cash flows.
- A sale or exchange of Fund shares is a taxable event. This means that you may have a capital gain to report as income, or a capital loss to report as a deduction, when you complete your federal income tax return.
- State and local income taxes may apply to any dividend or capital gains distributions that you receive, as well as to your gains or losses from any sale or exchange of Fund shares.

GENERAL INFORMATION

BACKUP WITHHOLDING. By law, Vanguard must withhold 31% of any taxable distributions or redemptions from your account if you do not provide us with your correct taxpayer identification number and certify that it is correct. Similarly, Vanguard must withhold from your account if the IRS instructs us to do so.
FOREIGN INVESTORS. The Vanguard funds generally do not offer their shares for sale outside of the United States. Foreign investors should be aware that U.S. withholding and estate taxes may apply to any investments in Vanguard funds. INVALID ADDRESSES. If a dividend or capital gains distribution check mailed to your address of record is returned as undeliverable, Vanguard will automatically reinvest all future distributions until you provide us with a valid mailing address.
TAX CONSEQUENCES. This prospectus provides general tax information only. If you are investing through a tax-deferred retirement account, such as an IRA, special tax rules apply. Please consult your tax adviser for detailed information about a fund's tax consequences for you.


--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                               "BUYING A DIVIDEND"
Unless you are investing through a tax-deferred  retirement  account (such as an
IRA), it is not to your advantage to buy shares of a fund shortly before it makes a distribution, because doing so can cost you money in taxes. This is known as "buying a dividend." For example: on December 15, you invest $5,000, buying 250 shares for $20 each. If the fund pays a distribution of $1 per share on December 16, its share price would drop to $19 (not counting market change). You still have only $5,000 (250 shares x $19 = $4,750 in share value, plus 250 shares x $1 = $250 in distributions), but you owe tax on the $250 distribution you received--even if you reinvest it in more shares. To avoid "buying a dividend," check a fund's distribution schedule before you invest.
--------------------------------------------------------------------------------




SHARE PRICE
The Fund's share price, called its net asset value, or NAV, is calculated each business day after the close of regular trading on the New York Stock Exchange (the NAV is not calculated on holidays or other days when the Exchange is closed). Net asset value per share is computed by adding up the total value of the Fund's investments and other assets, subtracting any of its liabilities (debts), and then dividing the net assets attributable to each class by the number of Fund shares outstanding for each class.

12



           NET ASSET VALUE = TOTAL ASSETS - LIABILITIES
                         -------------------------------
                          NUMBER OF SHARES OUTSTANDING




Knowing the daily net asset value is useful to you as a shareholder because it indicates the current value of your investment. The Fund's NAV, multiplied by the number of shares you own, gives you the dollar amount you would have received had you sold all of your shares back to the Fund that day.
     A NOTE ON PRICING: The Fund's investments will be priced at their market value when market quotations are readily available. When these quotations are not readily available, investments will be priced at their fair value, calculated according to procedures adopted by the Fund's Board of Trustees.
     The Fund's share price can be found daily in the mutual fund listings of most major newspapers under the heading "Vanguard Index Funds." Different newspapers use different abbreviations of the Fund's name, but the most common is ..






























"Standard & Poor's(R)," "S&P(R)," "S&P 500(R)," "Standard & Poor's 500," and "500" are trademarks of The McGraw-Hill Companies, Inc.

--------------------------------------------------------------------------------
INVESTING WITH VANGUARD

Are you looking for the most convenient way to open or add money to a Vanguard account? Obtain instant access to fund information? Establish an account for a minor child or for your retirement savings?
     Vanguard can help. Our goal is to make it easy and pleasant for you to do business with us.
     The following sections of the prospectus briefly explain the many services we offer. Booklets providing detailed information are available on the services marked with a [BOOKLET]. Please call us to request copies.
--------------------------------------------------------------------------------


SERVICES AND ACCOUNT FEATURES

Vanguard offers many services that make it convenient to buy, sell or exchange shares, or to obtain fund or account information.
--------------------------------------------------------------------------------
TELEPHONE REDEMPTIONS (SALES AND EXCHANGES)
Automatically set up for this Fund unless you notify us otherwise.
--------------------------------------------------------------------------------
VANGUARD(R) DIRECT DEPOSIT SERVICE [BOOKLET]
Automatic method for depositing your paycheck or U.S. government payment (including Social Security and government pension checks) into your account.
--------------------------------------------------------------------------------
VANGUARD(R) AUTOMATIC EXCHANGE SERVICE [BOOKLET]
Automatic method for moving a fixed amount of money from one Vanguard fund account to another.
--------------------------------------------------------------------------------
VANGUARD FUND EXPRESS(R) [BOOKLET]
Electronic method for buying or selling shares. You can transfer money between your Vanguard fund account and an account at your bank, savings and loan, or credit union on a systematic schedule or whenever you wish.
--------------------------------------------------------------------------------
VANGUARD DIVIDEND EXPRESS(TM) [BOOKLET]
Electronic method for transferring dividend and/or capital gains distributions directly from your Vanguard fund account to your bank, savings and loan, or credit union account.
--------------------------------------------------------------------------------
VANGUARD TELE-ACCOUNT(R) 1-800-662-6273 (ON-BOARD)[BOOKLET]
Toll-free 24-hour access to Vanguard fund and account information--as well as some transactions--by using any touch-tone phone. Tele-Account provides total return, share price, price change, and yield quotations for all Vanguard funds; gives your account balances and history (e.g., last transaction, latest dividend distribution); and allows you to sell or exchange shares to and from most Vanguard funds.
----------------------------------------------------------------
ACCESS VANGUARD/(TM)/ www.vanguard.com [COMPUTER]
You can use your personal computer to perform certain transactions for most Vanguard funds by accessing our website. To establish this service, you must register through our website. We will then mail you an account access password that allows you to process the following financial and administrative transactions online:
-    Open a new account.*
-    Buy, sell, or exchange shares of most funds.
-    Change your name/address.

- Add/change fund options (including dividend options, Vanguard Fund Express, bank instructions, checkwriting, and Vanguard Automatic Exchange Service). (Some restrictions may apply.) Please call our Client Services Department for assistance.

*Only current Vanguard shareholders can open a new account online, by exchanging shares from other existing Vanguard accounts.
--------------------------------------------------------------------------------
INVESTOR INFORMATION DEPARTMENT: 1-800-662-7447 (SHIP) TEXT TELEPHONE:
1-800-952-3335
Call Vanguard for information on our funds, fund services, and retirement accounts, and to request literature.
--------------------------------------------------------------------------------
CLIENT SERVICES DEPARTMENT: 1-800-662-2739 (CREW) TEXT TELEPHONE: 1-800-749-7273 Call Vanguard for information on your account, account transactions, and account statements.
--------------------------------------------------------------------------------
SERVICES FOR CLIENTS OF VANGUARD'S INSTITUTIONAL DIVISION: 1-888-809-8102 Vanguard's Institutional Division offers a variety of specialized services for large institutional investors, including the ability to effect account transactions through private electronic networks and third-party recordkeepers.
--------------------------------------------------------------------------------



TYPES OF ACCOUNTS

Individuals and institutions can establish a variety of accounts with Vanguard.
--------------------------------------------------------------------------------
FOR ONE OR MORE PEOPLE
Open an account in the name of one (individual) or more (joint tenants) people.
--------------------------------------------------------------------------------
FOR HOLDING PERSONAL TRUST ASSETS [COMPUTER]
Invest assets held in an existing personal trust.
--------------------------------------------------------------------------------
FOR INDIVIDUAL RETIREMENT ACCOUNTS [COMPUTER]
Open a traditional IRA account or a Roth IRA account. Eligibility and other requirements are established by federal law and Vanguard custodial account agreements. For more information, please call 1-800-662-7447 (SHIP).
--------------------------------------------------------------------------------
FOR AN ORGANIZATION [COMPUTER]
Open an account as a corporation, partnership, endowment, foundation, or other entity.
--------------------------------------------------------------------------------
FOR THIRD-PARTY TRUSTEE RETIREMENT INVESTMENTS
Open an account as a retirement trust or plan based on an existing corporate or institutional plan. These accounts are established by the trustee of the existing plan.
--------------------------------------------------------------------------------
VANGUARD PROTOTYPE PLANS
Open a variety of retirement accounts using Vanguard prototype plans for individuals, sole proprietorships, and small businesses. For more information, please call 1-800-662-2003.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
A NOTE ON INVESTING WITH VANGUARD THROUGH OTHER FIRMS
You may purchase or sell Fund shares through a financial intermediary such as a bank, broker, or investment adviser. If you invest with Vanguard through an intermediary, please read that firm's program materials carefully to learn of any special rules that may apply. For example, special terms may apply to additional service features, fees, or other policies. Consult your intermediary to determine when your order will be priced.
--------------------------------------------------------------------------------

BUYING SHARES

You buy your shares at the Fund's next-determined net asset value after Vanguard receives your request. As long as your request is received before the close of trading on the New York Stock Exchange, generally 4 p.m. Eastern time, you will buy your shares at that day's net asset value.
--------------------------------------------------------------------------------
MINIMUM INVESTMENT TO . . .
open a new account
$3,000 (regular account); $1,000 (traditional IRAs and Roth IRAs).

add to an existing account
$100 by mail or exchange; $1,000 by wire.
--------------------------------------------------------------------------------
A NOTE ON LOW BALANCES
The Fund reserves the right to close any nonretirement account whose balance falls below the minimum initial investment. The Fund will deduct a $10 annual fee in June if your nonretirement account balance at that time is below $2,500. The low balance fee is waived for investors who have aggregate Vanguard account assets of $50,000 or more.
--------------------------------------------------------------------------------
BY MAIL TO . . .[ENVELOPE]
open a new account
Complete and sign the account registration form and enclose your check.

add to an existing account
Mail your check with an Invest-By-Mail form detached from your confirmation statement to the address listed on the form. Please do not alter Invest-By-Mail forms, since they are fund- and account-specific.

Make your check payable to: The Vanguard Group-.
All purchases must be made in U.S. dollars, and checks must be drawn on U.S. banks.



First-class mail to:          Express or Registered mail to:
The Vanguard Group            The Vanguard Group
P.O. Box 1110                 455 Devon Park Drive
Valley Forge, PA 19482-1110   Wayne, PA 19087-1815


For clients of Vanguard's Institutional Division . . .


First-class mail to:          Express or Registered mail to:
The Vanguard Group            The Vanguard Group
P.O. Box 2900                 455 Devon Park Drive
Valley Forge, PA 19482-2900   Wayne, PA 19087-1815



--------------------------------------------------------------------------------
IMPORTANT NOTE: To prevent check fraud, Vanguard will not accept checks made payable to third parties.
--------------------------------------------------------------------------------
BY TELEPHONE TO . . .[TELEPHONE]
open a new account
Call Vanguard Tele-Account* 24 hours a day--or Client Services during business hours--to exchange from another Vanguard fund account with the same registration (name, address, taxpayer identification number, and account type). (Note that some restrictions apply to index fund accounts.)

16


add to an existing account
Call Vanguard Tele-Account* 24 hours a day--or Client Services during business hours--to exchange from another Vanguard fund account with the same registration (name, address, taxpayer identification number, and account type). (Note that some restrictions apply to index fund accounts.) Use Vanguard Fund Express (see "Services and Account Features") to transfer assets from your bank account. Call Client Services before your first use to verify that this option is available.


Vanguard Tele-Account   Client Services
1-800-662-6273          1-800-662-2739



*You must obtain a Personal Identification Number (PIN) through Tele-Account at least seven days before you request your first exchange.
--------------------------------------------------------------------------------
IMPORTANT NOTE: Once you have initiated a telephone transaction and a confirmation number has been assigned, the transaction cannot be revoked. We reserve the right to refuse any purchase request.
--------------------------------------------------------------------------------
BY WIRE TO OPEN A NEW ACCOUNT OR ADD TO AN EXISTING ACCOUNT [WIRE]
Call Client Services to arrange your wire transaction. Wire transactions to retirement accounts are only available for asset transfers and rollovers from other financial institutions. Individual IRA contributions will not be accepted by wire.

Wire to:
FRB ABA 021001088
HSBC Bank USA

For credit to:
Account: 000112046
Vanguard Incoming Wire Account

In favor of:
Vanguard Calvert Social Index Fund-.
[Account number, or temporary number for a new account]
[Registered account owner(s)]
[Registered address]
--------------------------------------------------------------------------------
You can redeem (that is, sell or exchange) shares purchased by check or Vanguard Fund Express at any time. However, while your redemption request will be processed at the next-determined net asset value after it is received, your redemption proceeds will not be available until payment for your purchase is collected, which may take up to ten calendar days.
--------------------------------------------------------------------------------
A NOTE ON LARGE PURCHASES
It is important that you call Vanguard before you invest a large dollar amount. It is our responsibility to consider the interests of all Fund shareholders, and so we reserve the right to refuse any purchase that may disrupt the Fund's operation or performance.
--------------------------------------------------------------------------------

REDEEMING SHARES

This section describes how you can redeem--that is, sell or exchange--the Fund's shares.

When Selling Shares:
-    Vanguard sends the redemption proceeds to you or a designated third party.*
-    You can sell all or part of your Fund shares at any time.

*May require a signature guarantee; see footnote on page 18.

When Exchanging Shares:
- The redemption proceeds are used to purchase shares of a different Vanguard fund.
-    You must meet the receiving fund's minimum investment requirements.
- Vanguard reserves the right to revise or terminate the exchange privilege, limit the amount of an exchange, or reject an exchange at any time, without notice.
- In order to exchange into an account with a different registration (including a different name, address, or taxpayer identification number), you must include the guaranteed signatures of all current account owners on your written instructions.

In both cases, your transaction will be based on the Fund's next-determined share price, subject to any special rules discussed in this prospectus. For exchanges, the purchase side of the transaction will be based on the receiving fund's next-determined share price, again subject to any special rules discussed in this prospectus.
--------------------------------------------------------------------------------
NOTE: Once a redemption is initiated and a confirmation number given, the transaction CANNOT be canceled.
--------------------------------------------------------------------------------

HOW TO REQUEST A REDEMPTION
You can request a redemption from your Fund account in any one of three ways: online, by telephone, or by mail.
     The Vanguard funds whose shares you cannot exchange online or by telephone are VANGUARD U.S. STOCK INDEX FUNDS, VANGUARD BALANCED INDEX FUND, VANGUARD INTERNATIONAL STOCK INDEX FUNDS, VANGUARD REIT INDEX FUND, and VANGUARD GROWTH AND INCOME FUND. These funds do, however, permit online and telephone exchanges within IRAs and some other retirement accounts. If you sell shares of these funds online, you will receive a redemption check at your address of record.
--------------------------------------------------------------------------------
ONLINE REQUESTS [COMPUTER]
ACCESS VANGUARD at www.vanguard.com
You can use your personal computer to sell or exchange shares of most Vanguard funds by accessing our website. To establish this service, you must register through our website. We will then mail you an account access password that will enable you to sell or exchange shares online (as well as perform other transactions).
--------------------------------------------------------------------------------
TELEPHONE REQUESTS [TELEPHONE]
All Account Types Except Retirement:
Call Vanguard Tele-Account 24 hours a day--or Client Services during business hours--to sell or exchange shares. You can exchange shares from this Fund to open an account in another Vanguard fund or to add to an existing Vanguard fund account with an identical registration.

18

Retirement Accounts:
You can exchange--but not sell--shares by calling Tele-Account or Client
Services.

Vanguard Tele-Account   Client Services
1-800-662-6273          1-800-662-2739


--------------------------------------------------------------------------------
SPECIAL INFORMATION: We will automatically establish the telephone redemption option for your account, unless you instruct us otherwise in writing. While telephone redemption is easy and convenient, this account feature involves a risk of loss from unauthorized or fraudulent transactions. Vanguard will take reasonable precautions to protect your account from fraud. You should do the same by keeping your account information private and immediately reviewing any account statements that we send to you. Make sure to contact Vanguard immediately about any transaction you believe to be unauthorized.
--------------------------------------------------------------------------------
We reserve the right to refuse a telephone redemption if the caller is unable to provide:
-    The ten-digit account number.
-    The name and address exactly as registered on the account.
- The primary Social Security or employer identification number as registered on the account.
- The Personal Identification Number (PIN), if applicable (for instance, Tele-Account).

     Please note that Vanguard will not be responsible for any account losses due to telephone fraud, so long as we have taken reasonable steps to verify the caller's identity. If you wish to remove the telephone redemption feature from your account, please notify us in writing.
--------------------------------------------------------------------------------
A NOTE ON UNUSUAL CIRCUMSTANCES
Vanguard reserves the right to revise or terminate the telephone redemption privilege at any time, without notice. In addition, Vanguard can stop selling shares or postpone payment at times when the New York Stock Exchange is closed or under any emergency circumstances as determined by the U.S. Securities and Exchange Commission. If you experience difficulty making a telephone redemption during periods of drastic economic or market change, you can send us your request by regular or express mail. Follow the instructions on selling or exchanging shares by mail in this section.
--------------------------------------------------------------------------------
MAIL REQUESTS [ENVELOPE]
All Account Types Except Retirement:
Send a letter of instruction signed by all registered account holders. Include the fund name and account number and (if you are selling) a dollar amount or number of shares OR (if you are exchanging) the name of the fund you want to exchange into and a dollar amount or number of shares. To exchange into an account with a different registration (including a different name, address, taxpayer identification number, or account type), you must provide Vanguard with written instructions that include the guaranteed signatures of all current owners of the fund from which you wish to redeem.

Vanguard Retirement Accounts:
For information on how to request distributions from:
-    Traditional IRAs and Roth IRAs--call Client Services.
- SEP-IRAs, SIMPLE IRAs, 403(b)(7) custodial accounts, and Profit-Sharing and Money Purchase Pension (Keogh) Plans--call Individual Retirement Plans at 1-800-662-2003.

Depending on your account registration type, additional documentation may be required.

First-class mail to:          Express or Registered mail to:
The Vanguard Group            The Vanguard Group
P.O. Box 1110                 455 Devon Park Drive
Valley Forge, PA 19482-1110   Wayne, PA 19087-1815



For clients of Vanguard's Institutional Division .  .  .


First-class mail to:          Express or Registered mail to:
The Vanguard Group            The Vanguard Group
P.O. Box 2900                 455 Devon Park Drive
Valley Forge, PA 19482-2900   Wayne, PA 19087-1815


--------------------------------------------------------------------------------
A NOTE ON LARGE REDEMPTIONS
It is important that you call Vanguard before you redeem a large dollar amount. It is our responsibility to consider the interests of all fund shareholders, and so we reserve the right to delay delivery of your redemption proceeds--up to seven days--if the amount may disrupt the Fund's operation or performance.
     If you redeem more than $250,000 worth of fund shares within any 90-day period, the Fund reserves the right to pay part or all of the redemption proceeds above $250,000 in-kind, i.e., in securities, rather than in cash. If payment is made in-kind, you may incur brokerage commissions if you elect to sell the securities for cash.
--------------------------------------------------------------------------------


OPTIONS FOR REDEMPTION PROCEEDS
You may receive your redemption proceeds in one of three ways: check, exchange to another Vanguard fund, or Fund Express redemption.
--------------------------------------------------------------------------------
CHECK REDEMPTIONS
Normally,  Vanguard  will  mail  your  check  within  two  business  days  of  a redemption.
--------------------------------------------------------------------------------
EXCHANGE REDEMPTIONS
As described above, an exchange involves using the proceeds of your redemption to purchase shares of another Vanguard fund.
--------------------------------------------------------------------------------
FUND EXPRESS REDEMPTIONS
Vanguard will electronically transfer funds to your pre-linked checking or savings account.
--------------------------------------------------------------------------------


FOR OUR MUTUAL PROTECTION
For your best interests and ours, Vanguard applies these additional requirements to redemptions:

REQUEST IN "GOOD ORDER"
All redemption requests must be received by Vanguard in "good order." This means that your request must include:
-    The Fund name and account number.
-    The amount of the transaction (in dollars or shares).
- Signatures of all owners exactly as registered on the account (for mail requests).
-    Signature guarantees (if required).*
-    Any supporting legal documentation that may be required.
-    Any outstanding certificates representing shares to be redeemed.

*For instance, a signature guarantee must be provided by all registered account shareholders when redemption proceeds are to be sent to a different person or address. A signature guarantee may be obtained from most commercial and savings banks, credit unions, trust companies, or member firms of a U.S. stock exchange.

20

TRANSACTIONS ARE PROCESSED AT THE NEXT-DETERMINED SHARE PRICE AFTER VANGUARD HAS RECEIVED ALL REQUIRED INFORMATION.
--------------------------------------------------------------------------------
LIMITS ON ACCOUNT ACTIVITY
Because excessive account transactions can disrupt the management of the Fund and increase the Fund's costs for all shareholders, Vanguard limits account activity as follows:
- You may make no more than TWO SUBSTANTIVE "ROUND TRIPS" THROUGH THE FUND during any 12-month period.
-    Your round trips through the Fund must be at least 30 days apart.
-    The Fund may refuse a share purchase at any time, for any reason.
- Vanguard may revoke an investor's telephone exchange privilege at any time, for any reason.

A "round trip" is a redemption from the Fund followed by a purchase back into the Fund. Also a "round trip" covers transactions accomplished by any combination of methods, including transactions conducted by check, wire, or exchange to/from another Vanguard fund. "Substantive" means a dollar amount that Vanguard determines, in its sole discretion, could adversely affect the management of the Fund.
--------------------------------------------------------------------------------
RETURN YOUR SHARE CERTIFICATES
Any portion of your account represented by share certificates cannot be redeemed until you return the certificates to Vanguard. Certificates must be returned (unsigned), along with a letter requesting the sale or exchange you wish to process, via certified mail to:

The Vanguard Group
455 Devon Park Drive
Wayne, PA 19087-1815
--------------------------------------------------------------------------------
ALL TRADES ARE FINAL
Vanguard will not cancel any transaction request (including any purchase or redemption) that we believe to be authentic once the request has been initiated and a confirmation number assigned.
--------------------------------------------------------------------------------
UNCASHED CHECKS
Please cash your distribution or redemption checks promptly. Vanguard will not pay interest on uncashed checks.
--------------------------------------------------------------------------------



TRANSFERRING REGISTRATION

You can transfer the registration of your Fund shares to another owner by completing a transfer form and sending it to Vanguard.


First-class mail to:          Express or Registered mail to:
The Vanguard Group            The Vanguard Group
P.O. Box 1110                 455 Devon Park Drive
Valley Forge, PA 19482-1110   Wayne, PA 19087-1815

For clients of Vanguard's Institutional Division . . .


First-class mail to:          Express or Registered mail to:

The Vanguard Group            The Vanguard Group
P.O. Box 2900                 455 Devon Park Drive
Valley Forge, PA 19482-2900   Wayne, PA 19087-1815



FUND AND ACCOUNT UPDATES

STATEMENTS AND REPORTS
We will send you account and tax statements to help you keep track of your Fund account throughout the year as well as when you are preparing your income tax returns.
     In addition, you will receive financial reports about the Fund twice a year. These comprehensive reports include an assessment of the Fund's performance (and a comparison to its industry benchmark), an overview of the financial markets, a report from the advisers, and the Fund's financial statements which include a listing of the Fund's holdings.
     To keep the Fund's costs as low as possible (so that you and other shareholders can keep more of the Fund's investment earnings), Vanguard attempts to eliminate duplicate mailings to the same address. When two or more Fund shareholders have the same last name and address, we send just one Fund report to that address--instead of mailing separate reports to each shareholder. If you want us to send separate reports, notify our Client Services Department at 1-800-662-2739.
--------------------------------------------------------------------------------
CONFIRMATION STATEMENT
Sent each time you buy, sell, or exchange shares; confirms the trade date and the amount of your transaction.
--------------------------------------------------------------------------------
PORTFOLIO SUMMARY [BOOKLET]
Mailed quarterly for most accounts; shows the market value of your account at the close of the statement period, as well as distributions, purchases, sales, and exchanges for the current calendar year.
--------------------------------------------------------------------------------
FUND FINANCIAL REPORTS
Mailed in October and April for this Fund.
--------------------------------------------------------------------------------
TAX STATEMENTS
Generally mailed in January; report previous year's dividend and capital gains distributions, proceeds from the sale of shares, and distributions from IRAs or other retirement accounts.
--------------------------------------------------------------------------------
AVERAGE COST REVIEW STATEMENT [BOOKLET]
Issued quarterly for most taxable accounts (accompanies your Portfolio Summary); shows the average cost of shares that you redeemed during the calendar year, using only the average cost single category method.
--------------------------------------------------------------------------------

GLOSSARY OF INVESTMENT TERMS


ACTIVE MANAGEMENT
An investment approach that seeks to exceed the average returns of the financial markets. Active managers rely on research, market forecasts, and their own judgment and experience in selecting securities to buy and sell.

CAPITAL GAINS DISTRIBUTION
Payment to mutual fund shareholders of gains realized on securities that a fund has sold at a profit, minus any realized losses.

CASH RESERVES
Cash deposits, short-term bank deposits, and money market instruments which include U.S. Treasury bills, bank certificates of deposit (CDs), repurchase agreements, commercial paper, and banker's acceptances.

COMMON STOCK
A security representing ownership rights in a corporation. A stockholder is entitled to share in the company's profits, some of which may be paid out as dividends.

DIVIDEND INCOME
Payment to shareholders of income from interest or dividends generated by a fund's investments.

EXPENSE RATIO
The percentage of a fund's average net assets used to pay its expenses. The expense ratio includes management fees, administrative fees, and any 12b-1 distribution fees.

INDEX
An unmanaged group of securities whose overall performance is used as a standard to measure investment performance.

INVESTMENT ADVISER
An  organization  that  makes  the  day-to-day   decisions  regarding  a  fund's
investments.

MUTUAL FUND
An investment company that pools the money of many people and invests it in a variety of securities in an effort to achieve a specific objective over time.

NET ASSET VALUE (NAV)
The market value of a mutual fund's total assets, minus liabilities, divided by the number of shares outstanding. The value of a single share is called its share value or share price.

PASSIVE MANAGEMENT
A low-cost investment strategy in which a mutual fund attempts to match--rather than outperform--a particular stock or bond market index. Also known as indexing.

PRINCIPAL
The amount of your own money you put into an investment.

SECURITIES
Stocks, bonds, money market instruments, and other investment vehicles.

TOTAL RETURN
A percentage change, over a specified time period, in a mutual fund's net asset value, with the ending net asset value adjusted to account for the reinvestment of all distributions of dividends and capital gains.

VOLATILITY
The fluctuations in value of a mutual fund or other security. The greater a fund's volatility, the wider the fluctuations between its high and low prices.

YIELD
Income (interest or dividends) earned by an investment, expressed as a percentage of the investment's price.

[SHIP]
[THE VANGUARD GROUP LOGO]
Post Office Box 2600
Valley Forge, PA 19482-2600

FOR MORE INFORMATION
If you'd like more information about
Vanguard Calvert Social Index Fund,
the following documents are
available free upon request:

ANNUAL/SEMIANNUAL REPORTS TO
SHAREHOLDERS
Additional information about the
Fund's investments is available in
the Fund's annual and semiannual
reports to shareholders.

STATEMENT OF ADDITIONAL
INFORMATION (SAI)
The SAI provides more detailed
information about the Fund.

The current annual and semiannual
reports and the SAI are incorporated
by reference into (and are thus
legally a part of) this prospectus.

To receive a free copy of the latest
annual or semiannual report or the
SAI, or to request additional
information about the Fund or other
Vanguard funds, please contact us
as follows:

THE VANGUARD GROUP
INVESTOR INFORMATION
DEPARTMENT
P.O. BOX 2600
VALLEY FORGE, PA
19482-2600

TELEPHONE: 1-800-662-7447 (SHIP)

TEXT TELEPHONE: 1-800-952-3335

WORLD WIDE WEB:
WWW.VANGUARD.COM

If you are a current Fund shareholder
and would like information about
your account, account transactions,
and/or account statements,
please call:

CLIENT SERVICES DEPARTMENT
TELEPHONE:
1-800-662-2739 (CREW)

TEXT TELEPHONE:
1-800-749-7273

INFORMATION PROVIDED BY THE
SECURITIES AND EXCHANGE
COMMISSION (SEC)
You can review and copy
information about the Fund
(including the SAI) at the SEC's
Public Reference Room in
Washington, DC. To find out more
about this public service, call the
SEC at 1-800-SEC-0330. Reports and
other information about the Fund are
also available on the SEC's website
(www.sec.gov), or you can receive
copies of this information, for a fee,
by writing the Public Reference
Section, Securities and Exchange
Commission, Washington, DC 20549-0102.

Fund's Investment Company Act file
number: 811-1027

(C) 2000 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation,
Distributor.

 .-04/28/2000

VANGUARD(R) CALVERT SOCIAL INDEX FUND

Participant Prospectus
April 28, 2000


This is the Fund's initial
prospectus, so it contains
no performance data.


[A MEMBER OF
THE VANGUARD GROUP LOGO]

VANGUARD CALVERT SOCIAL INDEX FUND
Prospectus
April 28, 2000

A Stock Index Mutual Fund

--------------------------------------------------------------------------------
CONTENTS
--------------------------------------------------------------------------------
 . FUND PROFILE                     . INVESTMENT ADVISER
 . ADDITIONAL INFORMATION           . DIVIDENDS, CAPITAL GAINS, AND TAXES
 . AN INTRODUCTION TO INDEX FUNDS   . SHARE PRICE
 . A WORD ABOUT RISK                . INVESTING WITH VANGUARD
 . WHO SHOULD INVEST                . ACCESSING FUND INFORMATION BY COMPUTER
 . PRIMARY INVESTMENT STRATEGIES    GLOSSARY (inside back cover)
 . THE FUND AND VANGUARD
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
WHY READING THIS PROSPECTUS IS IMPORTANT

This prospectus explains the objective, risks, and strategies of Vanguard Calvert Social Index Fund. To highlight terms and concepts important to mutual fund investors, we have provided "Plain Talk/(R)/" explanations along the way. Reading the prospectus will help you to decide whether the Fund is the right investment for you. We suggest that you keep it for future reference.
-------------------------------------------------------------------------------

--------------------------------------------------------------------------------
IMPORTANT NOTE

Vanguard  Calvert  Social  Index  Fund  offers two  separate  classes of shares:
Investor and Institutional. Investor Shares, which have an investment minimum of $3,000 ($1,000 for IRAs), are offered by two separate prospectuses. This prospectus is intended for participants in employer-sponsored retirement or savings plans. Another version--for investors who would like to open a personal investment account--can be obtained by calling Vanguard at 1-800-662-7447.

Institutional Shares have an investment minimum of $10 million and generally do not require special employee benefit plan services. Institutional Shares are offered by another prospectus, which you can obtain by calling Vanguard's Institutional Investor Group at 1-800-523-1036.

Note that the Fund's separate share classes have different expenses; as a result, their investment performances will vary.
-------------------------------------------------------------------------------









NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED OF THESE SECURITIES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

FUND PROFILE

The following profile summarizes key features of Vanguard Calvert Social Index Fund.

INVESTMENT OBJECTIVE
The Fund seeks to track the performance of a benchmark index that measures the investment return of large- and mid-capitalization stocks.

INVESTMENT STRATEGIES
The Fund employs a passive management strategy designed to track the performance of the Calvert Social Index. The index is composed of large- and mid-cap stocks that have been screened for certain social and environmental criteria by the index sponsor, which is independent of Vanguard. The Fund invests in the stocks that comprise the Index.

PRIMARY RISKS
THE FUND'S TOTAL RETURN, LIKE STOCK PRICES GENERALLY, WILL FLUCTUATE WITHIN A WIDE RANGE, SO AN INVESTOR COULD LOSE MONEY OVER SHORT OR EVEN LONG PERIODS. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. The Fund is also subject to:
- Investment style risk, which is the chance that returns from large- and mid-cap stocks generally, or from stocks included in the Calvert Social Index specifically, will trail returns from other asset classes or the overall stock market.

--------------------------------------------------------------------------------
                               PLAIN TALK ABOUT
                                 FUND EXPENSES
All mutual funds have operating expenses. These expenses, which are deducted from a fund's gross income, are expressed as a percentage of the net assets of the fund. We expect Vanguard Calvert Social Index Fund's expense ratio for the current fiscal year to be .%, or $. per $1,000 of average net assets. The average multi-cap mutual fund had expenses in 1999 of .%, or $. per $1,000 of average net assets, (derived from data provided by Lipper Inc., which reports on the mutual fund industry). Management expenses, which are one part of operating expenses, include investment advisory fees as well as other costs of managing a fund--such as account maintenance, reporting, accounting, legal, and other administrative expenses.
--------------------------------------------------------------------------------



FEES AND EXPENSES
The following table describes the fees and expenses you would pay if you buy and hold shares of the Fund. The expenses shown under Annual Fund Operating Expenses are based upon estimated amounts for the current fiscal year. The Fund has no operating history, and actual operating expenses could be different.

2



      SHAREHOLDER FEES (fees paid directly from your investment)
      Sales Charge (Load) Imposed on Purchases:               None
      Sales Charge (Load) Imposed on Reinvested Dividends:    None
      Redemption Fee:                                         None
      Exchange Fee:                                           None


      ANNUAL FUND OPERATING EXPENSES (expenses deducted from the
      Fund's assets)
      Management Expenses:                                      .%
      12b-1 Distribution Fee:                                 None
      Other Expenses:                                           .%
       TOTAL ANNUAL FUND OPERATING EXPENSES:                 0.25%



     The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over one-year and three-year periods if you invest $10,000 in the Fund. This example assumes that the Fund provides a return of 5% a year, and that operating expenses match our estimates for the Fund's first year of operations.The results apply whether or not you redeem your investment at the end of each period.


                            ------------------------
                               1 YEAR   3 YEARS
                            ------------------------
                                 $.         $.
                            ------------------------

     THIS EXAMPLE SHOULD NOT BE CONSIDERED TO REPRESENT ACTUAL EXPENSES OR PERFORMANCE FROM THE PAST OR FOR THE FUTURE. ACTUAL FUTURE EXPENSES MAY BE HIGHER OR LOWER THAN THOSE SHOWN.


--------------------------------------------------------------------------------
ADDITIONAL INFORMATION
DIVIDENDS AND CAPITAL GAINS              NEWSPAPER ABBREVIATION
Distributed annually in December         .

INVESTMENT ADVISERS                      VANGUARD FUND NUMBER
The Vanguard Group, Valley Forge, Pa.,   .
since inception
                                         CUSIP NUMBER
INCEPTION DATE                           .
May 8, 2000
                                         TICKER SYMBOL
                                         .
--------------------------------------------------------------------------------

AN INTRODUCTION TO INDEX FUNDS

WHAT IS INDEXING?
An index is an unmanaged group of securities whose overall performance is used as a standard to measure the investment performance of a particular market. An index (or "passively managed") fund tries to track, as closely as possible, the performance of an established target index. The fund does this by holding all, or a representative sample, of the securities that comprise the index.
     Stock index funds may seek to track indexes that hold a certain type of stock--such as growth or value, small-cap or large-cap, or those from just one industry--or they may seek to track indexes that consist of a broader range of stocks--for example the entire U.S. stock market.
     Index funds do not have active managers, who buy and sell securities based on research and analysis in an attempt to outperform a particular benchmark or the market as a whole. Rather, index funds simply attempt to mirror what the target index does, for better or worse.

WHY INVEST IN INDEX FUNDS?
Index funds appeal to many investors for a number of reasons:
- Variety of investments. Vanguard index funds generally invest in a wide variety of companies and industries.
- Relative consistency. Because they seek to track market benchmarks, index funds by definition will not perform dramatically better or worse than their target indexes.
- Low cost. Index funds do not have many of the expenses of an actively managed fund, in addition, they keep trading activity--and thus brokerage commissions--to a minimum.
- Low realization of capital gains. Because an index fund typically sells securities only to respond to redemption requests or to adjust its holdings to reflect a change in its target index, the fund's turnover rate--and thus its realization of taxable capital gains--is usually much lower than the average mutual fund.


--------------------------------------------------------------------------------
                               PLAIN TALK ABOUT
                            THE COSTS OF INVESTING
Costs are an important consideration in choosing a mutual fund. That's because you, as a shareholder, pay the costs of operating a fund, plus any transaction costs associated with the fund's buying and selling of securities. These costs can erode a substantial portion of the gross income or capital appreciation a fund achieves. Even seemingly small differences in expenses can, over time, have a dramatic effect on a fund's performance.
--------------------------------------------------------------------------------

     KEEP IN MIND THAT AN INDEX FUND HAS OPERATING EXPENSES AND TRANSACTION COSTS; A MARKET INDEX DOES NOT. THEREFORE, AN INDEX FUND--WHILE EXPECTED TO TRACK ITS TARGET INDEX AS CLOSELY AS POSSIBLE--WILL TYPICALLY BE UNABLE TO MATCH THE PERFORMANCE OF THE INDEX EXACTLY.

--------------------------------------------------------------------------------

================================================================================
A WORD ABOUT RISK

This prospectus describes risks you would face as an investor in Vanguard Calvert Social Index Fund. It is important to keep in mind one of the main axioms of investing: The higher the risk of losing money, the higher the potential reward. The reverse, also, is generally true: The lower the risk, the lower the potential reward. As you consider an investment in the Fund, you should also take into account your personal tolerance for the daily fluctuations of the stock market.
     Look for this [FLAG] symbol throughout the prospectus. It is used to mark detailed information about each type of risk that you would confront as a shareholder of the Fund.
================================================================================

4

WHO SHOULD INVEST

The Fund may be a suitable investment for you if:
- You wish to add a fund that invests in large- and mid-capitalization stocks to your existing holdings, which could include other stock investments as well as bond, money market, and tax-exempt investments.
-    You seek growth of capital over the long-term--at least five years.
- You want a fund that considers social and environmental issues as part of its investment program.

Some investors try to profit from a strategy called market-timing--switching money into investments when they expect prices to rise, and taking money out when they expect prices to fall. As money is shifted in and out, a fund incurs expenses for buying and selling securities. These costs are borne by all fund shareholders, including the long-term investors who do not generate the costs. This is why all Vanguard funds have adopted special policies to discourage short-term trading. Specifically:
- Each Vanguard fund reserves the right to reject any purchase request--including exchanges from other Vangaurd funds--that it regards as disruptive to efficient portfolio management. The fund may reject a purchase request because of the timing of the investment or because of a history of excessive trading by the investor.
- Each Vanguard fund (except the money market funds) limits the number of times that an investor can exchange into and out of the fund.
-    Each Vanguard fund reserves the right to stop offering shares at any time.
- Vanguard's U.S. Stock Index Funds, International Stock Index Funds, REIT Index Fund, Balanced Index Fund, and Growth and Income Fund generally do NOT accept exchanges by telephone or fax, or online. (IRAs and other retirement accounts are not subject to this rule.)
- Certain Vanguard funds charge transaction fees on purchases and/or redemptions of their shares.
See the INVESTING WITH VANGUARD section of this prospectus for further details on Vanguard's transaction policies.

     THE VANGUARD FUNDS DO NOT PERMIT MARKET-TIMING. DO NOT INVEST WITH VANGUARD IF YOU ARE A MARKET TIMER.


PRIMARY INVESTMENT STRATEGIES

This section explains the strategies that the investment adviser uses in pursuit of the Fund's investment objective. It also explains how the adviser implements these strategies. In addition, this section discusses important risks faced by investors in the Fund. The Board of Trustees oversees the management of the Fund, and may change the investment strategies in the interest of shareholders.

--------------------------------------------------------------------------------
                               PLAIN TALK ABOUT
                             CALVERT SOCIAL INDEX


The Calvert Social Index is maintained by Calvert Group of Bethesda, Maryland, a leading organization in the world of social investing. Calvert screens stocks from approximately 1,000 of the largest companies in the United States by analyzing each company's record and policies on: environmental issues; workplace issues; product safety and impact; international operations and human rights; and weapons contracting.

Calvert excludes from the index any companies that,in Calvert's opinion, violate fair labor or equal opportunity standards as well as those companies involved with tobacco, alcohol, gambling, or nuclear power. Companies that pass Calvert's screenings process are represented in the index on a market capitalization-weighted basis.

For further information about the Calvert Social Index, please visit Calvert's web site, at www.calvert.com or contact Calvert at 1-800-368-2745.
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                               PLAIN TALK ABOUT
                         GROWTH FUNDS AND VALUE FUNDS
Growth investing and value investing are two styles employed by stock fund managers. Growth funds generally focus on companies believed to have above-average potential for growth in revenue and earnings. Reflecting the market's high expectations for superior growth, such stocks typically have low dividend yields and above-average prices in relation to such measures as revenue, earnings, and book value. Value funds generally emphasize stocks of companies from which the market does not expect strong growth. The prices of value stocks typically are below-average in comparison to such factors as earnings and book value, and these stocks typically pay above-average dividend yields. Growth and value stocks have, in the past, produced similar long-term returns, though each category has periods when it outperforms the other.
--------------------------------------------------------------------------------

MARKET EXPOSURE

[FLAG]THE FUND IS SUBJECT TO STOCK MARKET  RISK,  WHICH IS THE CHANCE THAT STOCK
     PRICES OVERALL WILL DECLINE OVER SHORT OR EVEN LONG PERIODS. STOCK MARKETS TEND TO MOVE IN CYCLES, WITH PERIODS OF RISING PRICES AND PERIODS OF FALLING PRICES.

     To illustrate the volatility of stock prices, the following table shows the best, worst, and average total returns for the U.S. stock market over various periods as measured by the Standard & Poor's 500 Index, a widely used barometer of market activity. (Total returns consist of dividend income plus change in market price.) Note that the returns shown do not include the costs of buying and selling stocks or other expenses that a real-world invest-ment portfolio would incur. Note, also, that the gap between best and worst tends to narrow over the long term.

--------------------------------------------------------------------------------
                      U.S. STOCK MARKET RETURNS (1926-1999)
--------------------------------------------------------------------------------
                 1 YEAR       5 YEARS             10 YEARS       20 YEARS
--------------------------------------------------------------------------------
Best              54.2%        28.6%                19.9%          17.9%
Worst            -43.1        -12.4                 -0.9            3.1
Average           13.2         11.0                 11.1           11.1
--------------------------------------------------------------------------------

     The table covers all of the 1-, 5-, 10-, and 20-year periods from 1926 through 1999. You can see, for example, that while the average return on stocks for all of the 5-year periods was 11.0%, returns for individual 5-year periods ranged from a -12.4% average (from 1928 through 1932) to 28.6% (from 1995 through 1999). These average returns reflect past performance on common stocks; you should not regard them as an indication of future returns from either the stock market as a whole or this Fund in particular.



--------------------------------------------------------------------------------
                               PLAIN TALK ABOUT
                   LARGE-CAP, MID-CAP, AND SMALL-CAP STOCKS
Stocks of publicly traded companies--and mutual funds that hold these stocks--can be classified by the companies' market value, or capitalization. Market capitalization changes over time, and there is no "official" definition of the boundaries of large-, mid-, and small-cap stocks. Vanguard generally defines large-capitalization (large-cap) funds as those holding stocks of companies whose outstanding shares have a market value exceeding $12 billion; mid-cap funds as those holding stocks of companies with a market value between $1 billion and $12 billion; and small-cap funds as those typically holding stocks of companies with a market value of less than $1 billion. Vanguard periodically reassesses these classifications.
--------------------------------------------------------------------------------



[FLAG] THE FUND IS ALSO SUBJECT TO  INVESTMENT  STYLE RISK,  WHICH IS THE CHANCE
     THAT RETURNS FROM LARGE- AND MID-CAPITALIZATION STOCKS WILL TRAIL RETURNS FROM OTHER ASSET CLASSES OR THE OVERALL STOCK MARKET. EACH TYPE OF STOCK TENDS TO GO THROUGH CYCLES OF DOING BETTER--OR WORSE--THAN COMMON STOCKS IN GENERAL. THESE PERIODS HAVE, IN THE PAST, LASTED FOR AS LONG AS SEVERAL YEARS.

RISK OF NONDIVERSIFICATION
[FLAG]As an index fund, the Fund will hold the largest stocks in its target index in approximately the same percentages as those stocks are represented in the index. If the target index should become less diversified in the future, the Fund similarly would become less diversified. In the unlikely event that the target index becomes dominated by just a few companies, shareholders would be subject to the risk that the Fund's performance could be hurt disproportionately by a decline in the price of just a few stocks.

SECURITY SELECTION

INDEXING METHODS
In seeking to track a particular index, a fund generally uses one of two methods to select the securities in which it invests.

     REPLICATION METHOD. Many stock funds--but not bond funds--use the replication method of indexing. This means that a fund holds each security found in its target index in about the same proportions as represented in the index itself. For example, if 5% of the S&P 500 Index were made up of the stock of a specific company, a fund tracking that index would invest about 5% of its assets in that company. For bond funds, replication is an inefficient and costly method of indexing, since there is no liquid market for many of the corporate and agency bonds typically found in a broad bond index.
     STRAIGHT SAMPLING METHOD. Because it would be very expensive and inefficient to buy and sell all securities held in certain indexes (the Wilshire 5000 Index, for example, includes more than 7,000 stocks), funds tracking these larger indexes sometimes use a "straight sampling" technique. Using sophisticated computer programs, a fund selects, from the target index, a representative sample of securities that will resemble the full target index in terms of key risk factors. For stock funds, these key risk factors include industry weightings, country weightings, market capitalization, and other financial characteristices of stocks.
     Vanguard Calvert Social Index Fund uses the replication method of indexing to invest in stocks.

TURNOVER RATE
Generally, a passively managed fund sells securities only to respond to redemption requests or to adjust the number of shares held to reflect a change in the fund's target index.



--------------------------------------------------------------------------------
                               PLAIN TALK ABOUT
                                 TURNOVER RATE
Before investing in a mutual fund, you should review its turnover rate. This gives an indication of how transaction costs could affect the fund's future returns. In general, the greater the volume of buying and selling by the fund, the greater the impact that brokerage commissions and other transaction costs will have on its return. Also, funds with high turnover rates may be more likely to generate capital gains that must be distributed to shareholders as income subject to taxes. The average turnover rate for all passively managed domestic equity index funds investing in common stocks is roughly .%; for all domestic stock funds, the average turnover rate is approximately ., according to Morningstar, Inc.
--------------------------------------------------------------------------------


OTHER INVESTMENT POLICIES AND RISKS

The Fund reserves the right to substitute a different index for the Calvert Social Index if the Calvert Social Index is discontinued or for any other reason determined in good faith by the Fund's Board of Trustees. In such instance, the substitute index will measure the same general market as the current index.
     The Fund may invest in foreign securities to the extent necessary to carry out its investment strategy of holding all of the stocks that comprise the index it tracks.

8

     To match its target index as closely as possible, the Fund attempts to remain fully invested in stocks. To help stay fully invested, and to reduce transaction costs, the Fund may invest, to a limited extent, in stock index futures and options contracts, warrants, convertible securities, and swap agreements, which are types of derivatives. These investments will not be screened based on social or environmental criteria.
     Losses (or gains) involving futures can sometimes be substantial--in part because a relatively small price movement in a futures contract may result in an immediate and substantial loss (or gain) for the Fund. Similar risks exist for warrants (securities that permit their owners to purchase a specific number of stock shares at a predetermined price), convertible securities (securities that may be exchanged for another asset), and swap agreements (contracts in which each party agrees to make payments to the other based on the return of a specified index or asset).
     For this reason, the Fund will not use futures, options, warrants, convertible securities, or swap agreements for speculative purposes or as leveraged investments that magnify the gains or losses of an investment.
     The Fund's obligation to purchase securities under futures contracts will not exceed 20% of its total assets.
 The reasons for which the Fund will invest in futures and options are:
- To keep cash on hand to meet shareholder redemptions or other needs while simulating full investment in stocks.
- To reduce the Fund's transaction costs or add value when these instruments are favorably priced.
     Although index funds, by their nature, tend to be tax-efficient investment vehicles, the Fund generally is managed without regard to tax ramifications.


--------------------------------------------------------------------------------
                               PLAIN TALK ABOUT
                                  DERIVATIVES
A derivative is a financial contract whose value is based on (or "derived" from) a traditional security (such as a stock or a bond), an asset (such as a commodity like gold), or a market index (such as the S&P 500 Index). Futures and options are derivatives that have been trading on regulated exchanges for more than two decades. These "traditional" derivatives are standardized contracts that can easily be bought and sold, and whose market values are determined and published daily. It is these characteristics that differentiate futures and options from the relatively new types of derivatives. If used for speculation or as leveraged investments, derivatives can carry considerable risks.
--------------------------------------------------------------------------------


THE FUND AND VANGUARD

The Fund is a member of The Vanguard Group, a family of more than 35 investment companies with more than 100 funds holding assets worth more than $. billion. All of the Vanguard funds share in the expenses associated with business operations, such as personnel, office space, equipment, and advertising.
     Vanguard also provides marketing services to the funds. Although shareholders do not pay sales commissions or 12b-1 distribution fees, each fund pays its allocated share of The Vanguard Group's marketing costs.

--------------------------------------------------------------------------------
                               PLAIN TALK ABOUT
                     VANGUARD'S UNIQUE CORPORATE STRUCTURE


The Vanguard Group is truly a MUTUAL mutual fund company. It is owned jointly by the funds it oversees and thus indirectly by the shareholders in those funds. Most other mutual funds are operated by for-profit management companies that may be owned by one person, by a group of individuals, or by investors who own the management company's stock. By contrast, Vanguard provides its services on an "at-cost" basis, and the funds' expense ratios reflect only these costs. No separate management company reaps profits or absorbs losses from operating the funds.
--------------------------------------------------------------------------------


INVESTMENT ADVISER

The Vanguard Group (Vanguard), P.O. Box 2600, Valley Forge, PA 19482, founded in 1974, serves as the Fund's adviser through its Core Management Group. As of October 31, 1999, Vanguard served as adviser for about $346 billion in assets. Vanguard manages the fund on an at-cost basis, subject to the control of the Trustees and officers of the Fund.
     The Fund has authorized the adviser to choose brokers or dealers to handle the purchase and sale of securities for the Fund, and to get the best available price and most favorable execution from these brokers with respect to all transactions. Also, the Fund may direct the adviser to use a particular broker for certain transactions in exchange for commission rebates or research services provided to the Fund.


--------------------------------------------------------------------------------
                               PLAIN TALK ABOUT
                              THE FUND'S ADVISER

The individual primarily responsible for overseeing the Fund's investments is:

GEORGE U. SAUTER, Managing Director of Vanguard, and head of Vanguard's Core Management Group; has worked in investment management since 1985; primary responsibility for Vanguard's stock indexing policy and strategy since joining the company in 1987; has served as the Fund's portfolio manager since inception; A.B., Dartmouth College; M.B.A., University of Chicago.
--------------------------------------------------------------------------------

DIVIDENDS, CAPITAL GAINS, AND TAXES

The Fund distributes to shareholders virtually all of its net income (interest and dividends, less expenses), as well as any capital gains realized from the sale of its holdings. Distributions generally occur in December. In addition, the Fund may occasionally be required to make supplemental dividend or capital gains distributions at some other time during the year.
     Your dividend and capital gains distributions will be reinvested in additional Fund shares and accumulate on a tax-deferred basis if you are investing through an employer-sponsored retirement or savings plan. You will not owe taxes on these distributions until you begin withdrawals from the plan. You should consult your plan administrator, your plan's Summary Plan Description, or your tax adviser about the tax consequences of plan withdrawals.

10


--------------------------------------------------------------------------------
                               PLAIN TALK ABOUT
                                 DISTRIBUTIONS
As a shareholder, you are entitled to your share of the fund's income from interest and dividends, and gains from the sale of investments. You receive such earnings as either an income dividend or a capital gains distribution. Income dividends come from both the dividends that the fund earns from its holdings and the interest it receives from its money market and bond investments. Capital gains are realized whenever the fund sells securities for higher prices than it paid for them. These capital gains are either short-term or long-term, depending on whether the fund held the securities for one year or less, or more than one year.
--------------------------------------------------------------------------------


SHARE PRICE

The Fund's share price, called its net asset value, or NAV, is calculated each business day after the close of regular trading on the New York Stock Exchange (the NAV is not calculated on holidays or other days when the Exchange is closed). Net asset value per share is computed by adding up the total value of the Fund's investments and other assets, subtracting any of its liabilities (debts), and then dividing the net assets attributable to each class by the number of Fund shares outstanding for each class.


           NET ASSET VALUE = TOTAL ASSETS - LIABILITIES
                         -------------------------------
                          NUMBER OF SHARES OUTSTANDING


     Knowing the daily net asset value is useful to you as a shareholder because it indicates the current value of your investment. The Fund's NAV, multiplied by the number of shares you own, gives you the dollar amount you would have received had you sold all of your shares back to the Fund that day.
     A NOTE ON PRICING: The Fund's investments will be priced at their market value when market quotations are readily available. When these quotations are not readily available, investments will be priced at their fair value, calculated according to procedures adopted by the Fund's Board of Trustees.
     The Fund's share price can be found daily in the mutual fund listings of most major newspapers under the heading "Vanguard Index Funds." Different newspapers use different abbreviations of the Fund's name, but the most common is ..












"Standard & Poor's(R)," "S&P(R)," "S&P 500(R)," "Standard & Poor's 500," and "500" are trademarks of The McGraw-Hill Companies, Inc.

INVESTING WITH VANGUARD

The Fund is an investment option in your retirement or savings plan. Your plan administrator or your employee benefits office can provide you with detailed information on how to participate in your plan and how to elect the Fund as an investment option.
- If you have any questions about the Fund or Vanguard, including those about the Fund's investment objective, strategies, or risks, contact Vanguard's Participant Services Center, toll-free, at 1-800-523-1188.
- If you have questions about your account, contact your plan administrator or the organization that provides recordkeeping services for your plan.

INVESTMENT OPTIONS AND ALLOCATIONS
Your plan's specific provisions may allow you to change your investment selections, the amount of your contributions, or how your contributions are allocated among the investment choices available to you. Contact your plan administrator or employee benefits office for more details.

TRANSACTIONS
Contributions, exchanges, or redemptions of the Fund's shares are processed as soon as they have been received by Vanguard in good order. Good order means that your request includes complete information on your contribution, exchange, or redemption, and that Vanguard has received the appropriate assets.
     In all cases, your transaction will be based on the Fund's next-determined net asset value after Vanguard receives your request (or, in the case of new contributions, the next-determined net asset value after Vanguard receives the order from your plan administrator). As long as this request is received before the close of trading on the New York Stock Exchange, generally 4 p.m. Eastern time, you will receive that day's net asset value.

EXCHANGES
The exchange privilege (your ability to redeem shares from one fund to purchase shares of another fund) may be available to you through your plan. Although we make every effort to maintain the exchange privilege, Vanguard reserves the right to revise or terminate this privilege, limit the amount of an exchange, or reject any exchange, at any time, without notice. Because excessive exchanges can potentially disrupt the management of the Fund and increase its transaction costs, Vanguard limits participant exchange activity to no more than FOUR SUBSTANTIVE "ROUND TRIPS" THROUGH THE FUND (at least 90 days apart) during any 12-month period. A "round trip" is a redemption from the Fund followed by a purchase back into the Fund. "Substantive" means a dollar amount that Vanguard determines, in its sole discretion, could adversely affect the management of the Fund.
     Before making an exchange to or from another fund available in your plan, consider the following:
- Certain investment options, particularly funds made up of company stock or investment contracts, may be subject to unique restrictions.
- Make sure to read that fund's prospectus. Contact Participant Services, toll-free, at 1-800-523-1188 for a copy.
- Vanguard can accept exchanges only as permitted by your plan. Contact your plan administrator for details on the exchange policies that apply to your plan.

12

ACCESSING FUND INFORMATION BY COMPUTER

--------------------------------------------------------------------------------
VANGUARD ON THE WORLD WIDE WEB www.vanguard.com
Use your personal computer to visit Vanguard's education-oriented website, which provides timely news and information about Vanguard funds and services; an online "university" that offers a variety of mutual fund classes; and
easy-to-use, interactive tools to help you create your own investment and retirement strategies.
--------------------------------------------------------------------------------

GLOSSARY OF INVESTMENT TERMS


ACTIVE MANAGEMENT
An investment approach that seeks to exceed the average returns of the financial markets. Active managers rely on research, market forecasts, and their own judgment and experience in selecting securities to buy and sell.

CAPITAL GAINS DISTRIBUTION
Payment to mutual fund shareholders of gains realized on securities that a fund has sold at a profit, minus any realized losses.

CASH RESERVES
Cash deposits, short-term bank deposits, and money market instruments which include U.S. Treasury bills, bank certificates of deposit (CDs), repurchase agreements, commercial paper, and banker's acceptances.

COMMON STOCK
A security representing ownership rights in a corporation. A stockholder is entitled to share in the company's profits, some of which may be paid out as dividends.

DIVIDEND INCOME
Payment to shareholders of income from interest or dividends generated by a fund's investments.

EXPENSE RATIO
The percentage of a fund's average net assets used to pay its expenses. The expense ratio includes management fees, administrative fees, and any 12b-1 distribution fees.

INDEX
An unmanaged group of securities whose overall performance is used as a standard to measure investment performance.

INVESTMENT ADVISER
An  organization  that  makes  the  day-to-day   decisions  regarding  a  fund's
investments.

MUTUAL FUND
An investment company that pools the money of many people and invests it in a variety of securities in an effort to achieve a specific objective over time.

NET ASSET VALUE (NAV)
The market value of a mutual fund's total assets, minus liabilities, divided by the number of shares outstanding. The value of a single share is called its share value or share price.

PASSIVE MANAGEMENT
A low-cost investment strategy in which a mutual fund attempts to match--rather than outperform--a particular stock or bond market index. Also known as indexing.

PRINCIPAL
The amount of your own money you put into an investment.

SECURITIES
Stocks, bonds, money market instruments, and other investment vehicles.

TOTAL RETURN
A percentage change, over a specified time period, in a mutual fund's net asset value, with the ending net asset value adjusted to account for the reinvestment of all distributions of dividends and capital gains.

VOLATILITY
The fluctuations in value of a mutual fund or other security. The greater a fund's volatility, the wider the fluctuations between its high and low prices.

YIELD
Income (interest or dividends) earned by an investment, expressed as a percentage of the investment's price.

[SHIP]
[THE VANGUARD GROUP LOGO]
Institutional Division
Post Office Box 2900
Valley Forge, PA 19482-2900

FOR MORE INFORMATION
If you'd like more information about
Vanguard Calvert Social Index Fund,
the following documents are
available free upon request:

ANNUAL/SEMIANNUAL REPORTS TO
SHAREHOLDERS
Additional information about the
Fund's investments is available in
the Fund's annual and semiannual
reports to shareholders.

STATEMENT OF ADDITIONAL
INFORMATION (SAI)
The SAI provides more detailed
information about the Fund.

The current annual and semiannual
reports and the SAI are
incorporated by reference into
(and are thus legally a part of)
this prospectus.

To receive a free copy of the latest
annual or semiannual report or the
SAI, or to request additional
information about the Fund or other
Vanguard funds, please contact us
as follows:

THE VANGUARD GROUP
PARTICIPANT SERVICES CENTER
P.O. BOX 2900
VALLEY FORGE, PA 19482-2900

TELEPHONE:
1-800-523-1188

TEXT TELEPHONE:
1-800-523-8004

WORLD WIDE WEB:
WWW.VANGUARD.COM

INFORMATION PROVIDED BY THE
SECURITIES AND EXCHANGE
COMMISSION (SEC)
You can review and copy
information about the Fund
(including the SAI) at the SEC's
Public Reference Room in
Washington, DC. To find out more
about this public service, call the
SEC at 1-800-SEC-0330. Reports and
other information about the Fund are
also available on the SEC's website
(www.sec.gov), or you can receive
copies of this information, for a fee,
by writing the Public Reference
Section, Securities and Exchange
Commission, Washington, DC
20549-0102.

Fund's Investment Company Act
file number: 811-1027

(C) 2000 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation,
Distributor.

 .-04/28/2000

SUBJECT TO COMPLETION
PRELIMINARY PROSPECTUS
DATED FEBRUARY 18, 2000

VANGUARD(R)
CALVERT SOCIAL INDEX
FUND
INSTITUTIONAL SHARES

Prospectus
April 28, 2000

This is the Fund's initial
prospectus, so it contains
no performance data.


INFORMATION CONTAINED HEREIN IS SUBJECT TO COMPLETION OR AMENDMENT. A REGISTRATION STATEMENT RELATING TO THESE SECURITIES HAS BEEN FILED WITH THE U.S. SECURITIES AND EXCHANGE COMMISSION BUT HAS NOT YET BECOME EFFECTIVE. SHARES OF VANGUARD CALVERT SOCIAL INDEX FUND MAY NOT BE SOLD, NOR MAY OFFERS TO BUY BE ACCEPTED, PRIOR TO THE TIME THE REGISTRATION STATEMENT BECOMES EFFECTIVE. THIS COMMUNICATION SHALL NOT CONSTITUTE AN OFFER TO SELL OR A SOLICITATION OF AN OFFER TO BUY, NOR SHALL THERE BE ANY SALE OF THESE SECURITIES IN A STATE IN WHICH SUCH OFFER, SOLICITATION, OR SALE WOULD BE UNLAWFUL PRIOR TO REGISTRATION OR QUALIFICATION UNDER THE SECURITIES LAW OF THE STATE.

[A MEMBER OF
THE VANGUARD GROUP LOGO]

VANGUARD CALVERT SOCIAL INDEX FUND
Prospectus
April 28, 2000

A Stock Index Mutual Fund

--------------------------------------------------------------------------------
CONTENTS
--------------------------------------------------------------------------------
 .  FUND PROFILE                         .  SHARE PRICE
 .  ADDITIONAL INFORMATION               .  INVESTING WITH VANGUARD
 .  AN INTRODUCTION TO INDEX FUNDS        .  SERVICES AND ACCOUNT FEATURES
 .  A WORD ABOUT RISK                     .  TYPES OF ACCOUNTS
 .  WHO SHOULD INVEST                     .  BUYING SHARES
 .  PRIMARY INVESTMENT STRATEGIES         .  REDEEMING SHARES
 .  THE FUND AND VANGUARD                 .  TRANSFERRING REGISTRATION
 .  INVESTMENT ADVISER                    .  FUND AND ACCOUNT UPDATES
 .  DIVIDENDS, CAPITAL GAINS, AND TAXES  GLOSSARY (inside back cover)
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
WHY READING THIS PROSPECTUS IS IMPORTANT

This prospectus explains the objective, risks, and strategies of Vanguard Calvert Social Index Fund Institutional Shares. To highlight terms and concepts important to mutual fund investors, we have provided "Plain Talk/(R)/" explanations along the way. Reading the prospectus will help you to decide whether the Fund is the right investment for you. We suggest that you keep it for future reference.
-------------------------------------------------------------------------------

--------------------------------------------------------------------------------
IMPORTANT NOTE
Vanguard  Calvert  Social  Index  Fund  offers two  separate  classes of shares:
Investor and Institutional. This prospectus offers the Fund's Institutional Shares, which have an investment minimum of $10 million and are intended for investors who generally do not require special employee benefit services. The Fund's Investor Shares have an investment minimium of $3,000 ($1,000 for IRAs), and are available through separate prospectuses (one for individual investors and one for participants in employer-sponsored retirement or savings plans).

Note that the Fund's separate share classes have different expenses; as a result, their investment performances will vary.
-------------------------------------------------------------------------------









NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED OF THESE SECURITIES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

FUND PROFILE

The following profile summarizes key features of Vanguard Calvert Social Index Fund Institutional Shares.

INVESTMENT OBJECTIVE
The Fund seeks to track the performance of a benchmark index that measures the investment return of large- and mid-capitalization stocks.

INVESTMENT STRATEGIES
The Fund employs a passive management strategy designed to track the performance of the Calvert Social Index. The Index is composed of large- and mid-cap stocks that have been screened for certain social and environmental criteria by the index sponsor, which is independent of Vanguard. The Fund invests in the stocks that comprise the Index.

PRIMARY RISKS
THE FUND'S TOTAL RETURN, LIKE STOCK PRICES GENERALLY, WILL FLUCTUATE WITHIN A WIDE RANGE, SO AN INVESTOR COULD LOSE MONEY OVER SHORT OR EVEN LONG PERIODS. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. The Fund is also subject to:
- Investment style risk, which is the chance that returns from large- and mid-cap stocks generally, or from stocks included in the Calvert Social Index specifically, will trail returns from other asset classes or the overall stock market.


--------------------------------------------------------------------------------
                               PLAIN TALK ABOUT
                                 FUND EXPENSES
All mutual funds have operating expenses. These expenses, which are deducted from a fund's gross income, are expressed as a percentage of the net assets of the fund. We expect Vanguard Calvert Social Index Fund's Institutional Shares expense ratio for the current fiscal year to be .%, or $. per $1,000 of average net assets. The average multi-cap mutual fund had expenses in 1999 of .%, or $. per $1,000 of average net assets, (derived from data provided by Lipper Inc., which reports on the mutual fund industry). Management expenses, which are one part of operating expenses, include investment advisory fees as well as other costs of managing a fund--such as account maintenance, reporting, accounting, legal, and other administrative expenses.
--------------------------------------------------------------------------------


FEES AND EXPENSES
The following table describes the fees and expenses you would pay if you buy and hold Institutional Shares of the Fund. The expenses shown under Annual Fund Operating Expenses are based upon estimated amounts for the current fiscal year. The Fund has no operating history, and actual operating expenses could be different.

2

      SHAREHOLDER FEES (fees paid directly from your investment)
      Sales Charge (Load) Imposed on Purchases:               None
      Sales Charge (Load) Imposed on Reinvested Dividends:    None
      Redemption Fee:                                         None
      Exchange Fee:                                           None


      ANNUAL FUND OPERATING EXPENSES (expenses deducted from the
      Fund's assets)
      Management Expenses:                                      .%
      12b-1 Distribution Fee:                                 None
      Other Expenses:                                           .%
       TOTAL ANNUAL FUND OPERATING EXPENSES:                 0.15%


     The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over one-year and three-year periods if you invest $10,000 in the Fund's Institutional Shares. This example assumes that the Fund provides a return of 5% a year, and that operating expenses match our estimates for the Fund's first year of operations.The results apply whether or not you redeem your investment at the end of each period.


                            ------------------------
                             1 YEAR     3 YEARS
                            ------------------------
                                $.         $.
                            ------------------------


     THIS EXAMPLE SHOULD NOT BE CONSIDERED TO REPRESENT ACTUAL EXPENSES OR PERFORMANCE FROM THE PAST OR FOR THE FUTURE. ACTUAL FUTURE EXPENSES MAY BE HIGHER OR LOWER THAN THOSE SHOWN.



--------------------------------------------------------------------------------
ADDITIONAL INFORMATION
DIVIDENDS AND CAPITAL GAINS              NEWSPAPER ABBREVIATION
Distributed annually in December         .

INVESTMENT ADVISERS                      VANGUARD FUND NUMBER
The Vanguard Group, Valley Forge, Pa.,   .
since inception
                                         CUSIP NUMBER
INCEPTION DATE                           .
May 8, 2000
                                         TICKER SYMBOL
SUITABLE FOR IRAS                        .
Yes

MINIMUM INITIAL INVESTMENT
$10 million
--------------------------------------------------------------------------------



AN INTRODUCTION TO INDEX FUNDS

WHAT IS INDEXING?
An index is an unmanaged group of securities whose overall performance is used as a standard to measure the investment performance of a particular market. An index (or "passively managed") fund tries to track, as closely as possible, the performance of an established target index. The fund does this by holding all, or a representative sample, of the securities that comprise the index.


                                                                               3

     Stock index funds may seek to track indexes that hold a certain type of stock--such as growth or value, small-cap or large-cap, or those from just one industry--or they may seek to track indexes that consist of a broader range of stocks--for example the entire U.S. stock market.
     Index funds do not have active managers, who buy and sell securities based on research and analysis in an attempt to outperform a particular benchmark or the market as a whole. Rather, index funds simply attempt to mirror what the target index does, for better or worse.

WHY INVEST IN INDEX FUNDS?
Index funds appeal to many investors for a number of reasons:
- Variety of investments. Vanguard index funds generally invest in a wide variety of companies and industries.
- Relative consistency. Because they seek to track market benchmarks, index funds by definition will not perform dramatically better or worse than their target indexes.
- Low cost. Index funds do not have many of the expenses of an actively managed fund, in addition, they keep trading activity--and thus brokerage commissions--to a minimum.
- Low realization of capital gains. Because an index fund typically sells securities only to respond to redemption requests or to adjust its holdings to reflect a change in its target index, the fund's turnover rate--and thus its realization of taxable capital gains--is usually much lower than the average mutual fund.


--------------------------------------------------------------------------------
                               PLAIN TALK ABOUT
                            THE COSTS OF INVESTING
Costs are an important consideration in choosing a mutual fund. That's because you, as a shareholder, pay the costs of operating a fund, plus any transaction costs associated with the fund's buying and selling of securities. These costs can erode a substantial portion of the gross income or capital appreciation a fund achieves. Even seemingly small differences in expenses can, over time, have a dramatic effect on a fund's performance.
--------------------------------------------------------------------------------



     KEEP IN MIND THAT AN INDEX FUND HAS OPERATING EXPENSES AND TRANSACTION COSTS; A MARKET INDEX DOES NOT. THEREFORE, AN INDEX FUND--WHILE EXPECTED TO TRACK ITS TARGET INDEX AS CLOSELY AS POSSIBLE--WILL TYPICALLY BE UNABLE TO MATCH THE PERFORMANCE OF THE INDEX EXACTLY.

4



================================================================================
A WORD ABOUT RISK
This prospectus describes risks you would face as an investor in Vanguard Calvert Social Index Fund. It is important to keep in mind one of the main axioms of investing: The higher the risk of losing money, the higher the potential reward. The reverse, also, is generally true: The lower the risk, the lower the potential reward. As you consider an investment in the Fund, you should also take into account your personal tolerance for the daily fluctuations of the stock market.
     Look for this [FLAG] symbol throughout the prospectus. It is used to mark detailed information about each type of risk that you would confront as a shareholder of the Fund.
================================================================================


WHO SHOULD INVEST

The Fund may be a suitable investment for you if:
- You wish to add a fund that invests in large- and mid-capitalization stocks to your existing holdings, which could include other stock investments as well as bond, money market, and tax-exempt investments.
-    You seek growth of capital over the long-term--at least five years.
- You want a fund that considers social and environmental issues as part of its investment program.

Some investors try to profit from a strategy called market-timing--switching money into investments when they expect prices to rise, and taking money out when they expect prices to fall. As money is shifted in and out, a fund incurs expenses for buying and selling securities. These costs are borne by all fund shareholders, including the long-term investors who do not generate the costs. This is why all Vanguard funds have adopted special policies to discourage short-term trading. Specifically:
- Each Vanguard fund reserves the right to reject any purchase request--including exchanges from other Vangaurd funds--that it regards as disruptive to efficient portfolio management. The fund may reject a purchase request because of the timing of the investment or because of a history of excessive trading by the investor.
- Each Vanguard fund (except the money market funds) limits the number of times that an investor can exchange into and out of the fund.
-    Each Vanguard fund reserves the right to stop offering shares at any time.
- Vanguard's U.S. Stock Index Funds, International Stock Index Funds, REIT Index Fund, Balanced Index Fund, and Growth and Income Fund generally do NOT accept exchanges by telephone or fax, or online. (IRAs and other retirement accounts are not subject to this rule.)
- Certain Vanguard funds charge transaction fees on purchases and/or redemptions of their shares.
See the INVESTING WITH VANGUARD section of this prospectus for further details on Vanguard's transaction policies.

     THE VANGUARD FUNDS DO NOT PERMIT MARKET-TIMING. DO NOT INVEST WITH VANGUARD IF YOU ARE A MARKET TIMER.

PRIMARY INVESTMENT STRATEGIES
This section explains the strategies that the investment adviser uses in pursuit of the Fund's investment objective. It also explains how the adviser implements these strategies. In addition, this section discusses important risks faced by investors in the Fund. The Board of Trustees oversees the management of the Fund, and may change the investment strategies in the interest of shareholders.


--------------------------------------------------------------------------------
                               PLAIN TALK ABOUT
                             CALVERT SOCIAL INDEX
The Calvert Social Index is maintained by Calvert Group of Bethesda, Maryland, a leading organization in the world of social investing. Calvert screens stocks from approximately 1,000 of the largest companies in the United States by analyzing each company's record and policies on: environmental issues; workplace issues; product safety and impact; international operations and human rights; and weapons contracting.

Calvert excludes from the index any companies that, in Calvert's opinion, violate fair labor or equal opportunity standards as well as those companies involved with tobacco, alcohol, gambling, or nuclear power. Companies that pass Calvert's screenings process are represented in the index on a market capitalization-weighted basis.

For further information about the Calvert Social Index, please visit Calvert's web site, at www.calvert.com or contact Calvert at 1-800-368-2745.
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                               PLAIN TALK ABOUT
                         GROWTH FUNDS AND VALUE FUNDS
Growth investing and value investing are two styles employed by stock fund managers. Growth funds generally focus on companies believed to have above-average potential for growth in revenue and earnings. Reflecting the market's high expectations for superior growth, such stocks typically have low dividend yields and above-average prices in relation to such measures as revenue, earnings, and book value. Value funds generally emphasize stocks of companies from which the market does not expect strong growth. The prices of value stocks typically are below-average in comparison to such factors as earnings and book value, and these stocks typically pay above-average dividend yields. Growth and value stocks have, in the past, produced similar long-term returns, though each category has periods when it outperforms the other.
--------------------------------------------------------------------------------

6

MARKET EXPOSURE


[FLAG] THE FUND IS SUBJECT TO STOCK MARKET RISK,  WHICH IS THE CHANCE THAT STOCK
     PRICES OVERALL WILL DECLINE OVER SHORT OR EVEN LONG PERIODS. STOCK MARKETS TEND TO MOVE IN CYCLES, WITH PERIODS OF RISING PRICES AND PERIODS OF FALLING PRICES.

     To illustrate the volatility of stock prices, the following table shows the best, worst, and average total returns for the U.S. stock market over various periods as measured by the Standard & Poor's 500 Index, a widely used barometer of market activity. (Total returns consist of dividend income plus change in market price.) Note that the returns shown do not include the costs of buying and selling stocks or other expenses that a real-world investment portfolio would incur. Note, also, that the gap between best and worst tends to narrow over the long term.



--------------------------------------------------------------------------------
                      U.S. STOCK MARKET RETURNS (1926-1999)
--------------------------------------------------------------------------------
                 1 YEAR       5 YEARS        10 YEARS       20 YEARS
--------------------------------------------------------------------------------
Best              54.2%        28.6%           19.9%          17.9%
Worst            -43.1        -12.4            -0.9            3.1
Average           13.2         11.0            11.1           11.1
--------------------------------------------------------------------------------

     The table covers all of the 1-, 5-, 10-, and 20-year periods from 1926 through 1999. You can see, for example, that while the average return on stocks for all of the 5-year periods was 11.0%, returns for individual 5-year periods ranged from a -12.4% average (from 1928 through 1932) to 28.6% (from 1995 through 1999). These average returns reflect past performance on common stocks; you should not regard them as an indication of future returns from either the stock market as a whole or this Fund in particular.



--------------------------------------------------------------------------------
                               PLAIN TALK ABOUT
                   LARGE-CAP, MID-CAP, AND SMALL-CAP STOCKS
Stocks of publicly traded companies--and mutual funds that hold these stocks--can be classified by the companies' market value, or capitalization. Market capitalization changes over time, and there is no "official" definition of the boundaries of large-, mid-, and small-cap stocks. Vanguard generally defines large-capitalization (large-cap) funds as those holding stocks of companies whose outstanding shares have a market value exceeding $12 billion; mid-cap funds as those holding stocks of companies with a market value between $1 billion and $12 billion; and small-cap funds as those typically holding stocks of companies with a market value of less than $1 billion. Vanguard periodically reassesses these classifications.
--------------------------------------------------------------------------------



[FLAG] THE FUND IS ALSO SUBJECT TO  INVESTMENT  STYLE RISK,  WHICH IS THE CHANCE
     THAT RETURNS FROM LARGE- AND MID-CAPITALIZATION STOCKS WILL TRAIL RETURNS FROM OTHER ASSET CLASSES OR THE OVERALL STOCK MARKET. EACH TYPE OF STOCK TENDS TO GO THROUGH CYCLES OF DOING BETTER--OR WORSE--THAN COMMON STOCKS IN GENERAL. THESE PERIODS HAVE, IN THE PAST, LASTED FOR AS LONG AS SEVERAL YEARS.

RISK OF NONDIVERSIFICATION

[FLAG] As an index fund, the Fund will hold the largest stocks in its target index in approximately the same percentages as those stocks are represented in the index. If the target index should become less diversified in the future, the Fund similarly would become less diversified. In the unlikely event that the target index becomes dominated by just a few companies, shareholders would be subject to the risk that the Fund's performance could be hurt disproportionately by a decline in the price of just a few stocks.

SECURITY SELECTION

INDEXING METHODS
In seeking to track a particular index, a fund generally uses one of two methods to select the securities in which it invests.
     REPLICATION METHOD. Many stock funds--but not bond funds--use the replication method of indexing. This means that a fund holds each security found in its target index in about the same proportions as represented in the index itself. For example, if 5% of the S&P 500 Index were made up of the stock of a specific company, a fund tracking that index would invest about 5% of its assets in that company. For bond funds, replication is an inefficient and costly method of indexing, since there is no liquid market for many of the corporate and agency bonds typically found in a broad bond index.
     STRAIGHT SAMPLING METHOD. Because it would be very expensive and inefficient to buy and sell all securities held in certain indexes (the Wilshire 5000 Index, for example, includes more than 7,000 stocks), funds tracking these larger indexes sometimes use a "straight sampling" technique. Using sophisticated computer programs, a fund selects, from the target index, a representative sample of securities that will resemble the full target index in terms of key risk factors. For stock funds, these key risk factors include industry weightings, country weightings, market capitalization, and other financial characteristices of stocks.
     Vanguard Calvert Social Index Fund uses the replication method of indexing to invest in stocks.

TURNOVER RATE
Generally, a passively managed fund sells securities only to respond to redemption requests or to adjust the number of shares held to reflect a change in the fund's target index.

8


--------------------------------------------------------------------------------
                               PLAIN TALK ABOUT
                                 TURNOVER RATE
Before investing in a mutual fund, you should review its turnover rate. This gives an indication of how transaction costs could affect the fund's future returns. In general, the greater the volume of buying and selling by the fund, the greater the impact that brokerage commissions and other transaction costs will have on its return. Also, funds with high turnover rates may be more likely to generate capital gains that must be distributed to shareholders as income subject to taxes. The average turnover rate for all passively managed domestic equity index funds investing in common stocks is roughly .%; for all domestic stock funds, the average turnover rate is approximately ., according to Morningstar, Inc.
--------------------------------------------------------------------------------


OTHER INVESTMENT POLICIES AND RISKS
The Fund reserves the right to substitute a different index for the Calvert Social Index if the Calvert Social Index is discontinued or for any other reason determined in good faith by the Fund's Board of Trustees. In such instance, the substitute index will measure the same general market as the current index.
     The Fund may invest in foreign securities to the extent necessary to carry out its investment strategy of holding all of the stocks that comprise the index it tracks.
     To match its target index as closely as possible, the Fund attempts to remain fully invested in stocks. To help stay fully invested, and to reduce transaction costs, the Fund may invest, to a limited extent, in stock index futures and options contracts, warrants, convertible securities, and swap agreements, which are types of derivatives. These investments will not be screened based on social or environmental criteria.
     Losses (or gains) involving futures can sometimes be substantial--in part because a relatively small price movement in a futures contract may result in an immediate and substantial loss (or gain) for the Fund. Similar risks exist for warrants (securities that permit their owners to purchase a specific number of stock shares at a predetermined price), convertible securities (securities that may be exchanged for another asset), and swap agreements (contracts in which each party agrees to make payments to the other based on the return of a specified index or asset).
     For this reason, the Fund will not use futures, options, warrants, convertible securities, or swap agreements for speculative purposes or as leveraged investments that magnify the gains or losses of an investment.
     The Fund's obligation to purchase securities under futures contracts will not exceed 20% of its total assets.
     The reasons for which the Fund will invest in futures and options are:
- To keep cash on hand to meet shareholder redemptions or other needs while simulating full investment in stocks.
- To reduce the Fund's transaction costs or add value when these instruments are favorably priced.
     Although index funds, by their nature, tend to be tax-efficient investment vehicles, the Fund generally is managed without regard to tax ramifications.

9


--------------------------------------------------------------------------------
                               PLAIN TALK ABOUT
                                  DERIVATIVES
A derivative is a financial contract whose value is based on (or "derived" from) a traditional security (such as a stock or a bond), an asset (such as a commodity like gold), or a market index (such as the S&P 500 Index). Futures and options are derivatives that have been trading on regulated exchanges for more than two decades. These "traditional" derivatives are standardized contracts that can easily be bought and sold, and whose market values are determined and published daily. It is these characteristics that differentiate futures and options from the relatively new types of derivatives. If used for speculation or as leveraged investments, derivatives can carry considerable risks.
--------------------------------------------------------------------------------



THE FUND AND VANGUARD

The Fund is a member of The Vanguard Group, a family of more than 35 investment companies with more than 100 funds holding assets worth more than $. billion. All of the Vanguard funds share in the expenses associated with business operations, such as personnel, office space, equipment, and advertising.
     Vanguard also provides marketing services to the funds. Although shareholders do not pay sales commissions or 12b-1 distribution fees, each fund pays its allocated share of The Vanguard Group's marketing costs.



--------------------------------------------------------------------------------
                               PLAIN TALK ABOUT
                     VANGUARD'S UNIQUE CORPORATE STRUCTURE
The Vanguard Group is truly a MUTUAL mutual fund company. It is owned jointly by the funds it oversees and thus indirectly by the shareholders in those funds. Most other mutual funds are operated by for-profit management companies that may be owned by one person, by a group of individuals, or by investors who own the management company's stock. By contrast, Vanguard provides its services on an "at-cost" basis, and the funds' expense ratios reflect only these costs. No separate management company reaps profits or absorbs losses from operating the funds.
--------------------------------------------------------------------------------

INVESTMENT ADVISER
The Vanguard Group (Vanguard), P.O. Box 2600, Valley Forge, PA 19482, founded in 1974, serves as the Fund's adviser through its Core Management Group. As of October 31, 1999, Vanguard served as adviser for about $346 billion in assets. Vanguard manages the fund on an at-cost basis, subject to the control of the Trustees and officers of the Fund.
     The Fund has authorized the adviser to choose brokers or dealers to handle the purchase and sale of securities for the Fund, and to get the best available price and most favorable execution from these brokers with respect to all transactions. Also, the Fund may direct the adviser to use a particular broker for certain transactions in exchange for commission rebates or research services provided to the Fund.

10


--------------------------------------------------------------------------------
                               PLAIN TALK ABOUT
                              THE FUND'S ADVISER
The individual primarily responsible for overseeing the Fund's investments is:

GEORGE U. SAUTER, Managing Director of Vanguard, and head of Vanguard's Core Management Group; has worked in investment management since 1985; primary responsibility for Vanguard's stock indexing policy and strategy since joining the company in 1987; has served as the Fund's portfolio manager since inception; A.B., Dartmouth College; M.B.A., University of Chicago.
--------------------------------------------------------------------------------




DIVIDENDS, CAPITAL GAINS, AND TAXES

FUND DISTRIBUTIONS

The Fund distributes to shareholders virtually all of its net income (interest and dividends, less expenses), as well as any capital gains realized from the sale of its holdings. Distributions generally occur in December. In addition, the Fund may occasionally be required to make supplemental dividend or capital gains distributions at some other time during the year. You can receive distributions of income dividends or capital gains in cash, or you can have them automatically reinvested in more shares of the Fund.

BASIC TAX POINTS

Vanguard will send you a statement each year showing the tax status of all your distributions. In addition, taxable investors should be aware of the following basic tax points:
- Distributions are taxable to you whether or not you reinvest these amounts in additional Fund shares.
- Distributions declared in December--if paid to you by the end of January--are taxable as if received in December.
- Any dividends and short-term capital gains that you receive are taxable to you as ordinary income for federal income tax purposes.
- Any distributions of net long-term capital gains are taxable to you as long-term capital gains for federal income tax purposes, no matter how long you've owned shares in the Fund.
- Capital gains distributions may vary considerably from year to year as a result of the Fund's normal investment activities and cash flows.
- A sale or exchange of Fund shares is a taxable event. This means that you may have a capital gain to report as income, or a capital loss to report as a deduction, when you complete your federal income tax return.
- State and local income taxes may apply to any dividend or capital gains distributions that you receive, as well as to your gains or losses from any sale or exchange of Fund shares.

GENERAL INFORMATION

BACKUP WITHHOLDING. By law, Vanguard must withhold 31% of any taxable distributions or redemptions from your account if you do not provide us with your correct taxpayer identification number and certify that it is correct. Similarly, Vanguard must withhold from your account if the IRS instructs us to do so.
FOREIGN INVESTORS. The Vanguard funds generally do not offer their shares for sale outside of the United States. Foreign investors should be aware that U.S. withholding and estate taxes may apply to any investments in Vanguard funds.

INVALID ADDRESSES. If a dividend or capital gains distribution check mailed to your address of record is returned as undeliverable, Vanguard will automatically reinvest all future distributions until you provide us with a valid mailing address.
TAX CONSEQUENCES. This prospectus provides general tax information only. If you are investing through a tax-deferred retirement account, such as an IRA, special tax rules apply. Please consult your tax adviser for detailed information about a fund's tax consequences for you.


--------------------------------------------------------------------------------
                               PLAIN TALK ABOUT
                                 DISTRIBUTIONS
As a shareholder, you are entitled to your share of the fund's income from interest and dividends, and gains from the sale of investments. You receive such earnings as either an income dividend or a capital gains distribution. Income dividends come from both the dividends that the fund earns from its holdings and the interest it receives from its money market and bond investments. Capital gains are realized whenever the fund sells securities for higher prices than it paid for them. These capital gains are either short-term or long-term, depending on whether the fund held the securities for one year or less, or more than one year.
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                               PLAIN TALK ABOUT
                              "BUYING A DIVIDEND"
Unless you are investing through a tax-deferred  retirement  account (such as an
IRA), it is not to your advantage to buy shares of a fund shortly before it makes a distribution, because doing so can cost you money in taxes. This is known as "buying a dividend." For example: on December 15, you invest $5,000, buying 250 shares for $20 each. If the fund pays a distribution of $1 per share on December 16, its share price would drop to $19 (not counting market change). You still have only $5,000 (250 shares x $19 = $4,750 in share value, plus 250 shares x $1 = $250 in distributions), but you owe tax on the $250 distribution you received--even if you reinvest it in more shares. To avoid "buying a dividend," check a fund's distribution schedule before you invest.
--------------------------------------------------------------------------------


SHARE PRICE

The Fund's share price, called its net asset value, or NAV, is calculated each business day after the close of trading on the New York Stock Exchange (the NAV is not calculated on holidays or other days when the Exchange is closed). Net asset value per share is computed by adding up the total value of the Fund's investments and other assets, subtracting any of its liabilities (debts), and then dividing the net assets attributable to each class by the number of Fund shares outstanding for each class.



          NET ASSET VALUE = TOTAL ASSETS - LIABILITIES
                         -------------------------------
                          NUMBER OF SHARES OUTSTANDING


     Knowing the daily net asset value is useful to you as a shareholder because it indicates the current value of your investment. The Fund's NAV, multiplied by the number of shares

12

you own, gives you the dollar amount you would have received had you sold all of your shares back to the Fund that day.
     A NOTE ON PRICING: The Fund's investments will be priced at their market value when market quotations are readily available. When these quotations are not readily available, investments will be priced at their fair value, calculated according to procedures adopted by the Fund's Board of Trustees.
     The Fund's share price can be found daily in the mutual fund listings of most major newspapers under the heading "Vanguard Index Funds." Different newspapers use different abbreviations of the Fund's name, but the most common is ..






































"Standard & Poor's(R)," "S&P(R)," "S&P 500(R)," "Standard & Poor's 500," and "500" are trademarks of The McGraw-Hill Companies, Inc.

--------------------------------------------------------------------------------
 INVESTING WITH VANGUARD

Are you looking for the most convenient way to open or add money to a Vanguard account? Obtain instant access to fund information?
     Vanguard can help. Our goal is to make it easy and pleasant for you to do business with us.
     The following sections of the prospectus briefly explain the many services we offer. Booklets providing detailed information are available on the services marked with a [BOOKLET]. Please call us to request copies.
--------------------------------------------------------------------------------


SERVICES AND ACCOUNT FEATURES

Vanguard offers many services that make it convenient to buy, sell or exchange shares, or to obtain fund or account information.
--------------------------------------------------------------------------------
TELEPHONE REDEMPTIONS (SALES AND EXCHANGES)
Automatically set up for this Fund unless you notify us otherwise.
--------------------------------------------------------------------------------
VANGUARD(R) AUTOMATIC EXCHANGE SERVICE [BOOKLET]
Automatic method for moving a fixed amount of money from one Vanguard fund account to another.
--------------------------------------------------------------------------------
VANGUARD TELE-ACCOUNT(R) 1-800-662-6273 (ON-BOARD)[BOOKLET]
Toll-free 24-hour access to Vanguard fund and account information--as well as some transactions--by using any touch-tone phone. Tele-Account provides total return, share price, price change, and yield quotations for all Vanguard funds; gives your account balances and history (e.g., last transaction, latest dividend distribution); and allows you to sell or exchange shares to and from most Vanguard funds.
--------------------------------------------------------------------------------
ACCESS VANGUARD(TM) www.vanguard.com [COMPUTER]
You can use your personal computer to perform certain transactions for most Vanguard funds by accessing our website. To establish this service, you must register through our website. We will then mail you an account access password that allows you to process the following financial and administrative transactions online:
-    Open a new account.*
-    Buy, sell, or exchange shares of most funds.
-    Change your name/address.
- Add/change fund options (including dividend options, bank instructions, checkwriting, and Vanguard Automatic Exchange Service). (Some restrictions may apply.) Please call our Client Services Department for assistance.

*Only current Vanguard shareholders can open a new account online, by exchanging shares from other existing Vanguard accounts.
--------------------------------------------------------------------------------
SERVICES FOR CLIENTS OF VANGUARD'S INSTITUTIONAL DIVISION: 1-888-809-8102 Vanguard's Institutional Division offers a variety of specialized services for large institutional investors, including the ability to effect account transactions through private electronic networks and third-party recordkeepers.
--------------------------------------------------------------------------------

14

TYPES OF ACCOUNTS

Individuals and institutions can establish a variety of accounts with Vanguard.
--------------------------------------------------------------------------------
FOR ONE OR MORE PEOPLE
Open an account in the name of one (individual) or more (joint tenants) people.
--------------------------------------------------------------------------------
FOR HOLDING PERSONAL TRUST ASSETS [BOOKLET]
Invest assets held in an existing personal trust.
--------------------------------------------------------------------------------
FOR AN ORGANIZATION [BOOKLET]
Open an account as a corporation, partnership, endowment, foundation, or other entity.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
A NOTE ON INVESTING WITH VANGUARD THROUGH OTHER FIRMS
You may purchase or sell Fund shares through a financial intermediary such as a bank, broker, or investment adviser. If you invest with Vanguard through an intermediary, please read that firm's program materials carefully to learn of any special rules that may apply. For example, special terms may apply to additional service features, fees, or other policies. Consult your intermediary to determine when your order will be priced.
--------------------------------------------------------------------------------


BUYING SHARES

You buy your shares at the Fund's next-determined net asset value after Vanguard receives your request. As long as your request is received before the close of trading on the New York Stock Exchange, generally 4 p.m. Eastern time, you will buy your shares at that day's net asset value. You may convert Investor Shares of the Fund into Institutional Shares provided that you meet the minimum initial investment requirements for Institutional Shares.
--------------------------------------------------------------------------------
MINIMUM INVESTMENT TO . . .
open a new account
$10 million

add to an existing account
$100 by mail or exchange; $1,000 by wire.
--------------------------------------------------------------------------------
BY WIRE TO OPEN A NEW ACCOUNT OR ADD TO AN EXISTING ACCOUNT [WIRE]
Call your assigned Service Assoicate to arrange your wire transaction.

Wire to:
FRB ABA 021001088
HSBC Bank USA

For credit to:
Account: 000112046
Vanguard Incoming Wire Account

In favor of:
Vanguard Calvert Social Index Fund-.
[Account number, or temporary number for a new account]
[Registered account owner(s)]
[Registered address]

--------------------------------------------------------------------------------
BY MAIL TO . . .[ENVELOPE]
open a new account
Complete and sign the account registration form and enclose your check.

add to an existing account
Mail your check with an Invest-By-Mail form detached from your confirmation statement to the address listed on the form. Please do not alter Invest-By-Mail forms, since they are fund- and account-specific.

Make your check payable to: The Vanguard Group-.
All purchases must be made in U.S. dollars, and checks must be drawn on U.S. banks.



First-class mail to:               Express or Registered mail to:
The Vanguard Group                 The Vanguard Group
P.O. Box 2900                      100 Vanguard Boulevard
Valley Forge, PA 19482-2900        Malvern, PA 19355




--------------------------------------------------------------------------------
IMPORTANT NOTE: To prevent check fraud, Vanguard will not accept checks made payable to third parties.
--------------------------------------------------------------------------------
BY TELEPHONE TO . . .[TELEPHONE]
open a new account
Call Vanguard Tele-Account* 24 hours a day--or your assigned Service Associate during business hours--to exchange from another Vanguard fund account with the same registration (name, address, taxpayer identification number, and account type). (Note that some restrictions apply to index fund accounts.)

add to an existing account
Call Vanguard Tele-Account* 24 hours a day--or your assigned Service Associate during business hours--to exchange from another Vanguard fund account with the same registration (name, address, taxpayer identification number, and account type). (Note that some restrictions apply to index fund accounts.)



Vanguard Tele-Account
1-800-662-6273

*You must obtain a Personal Identification Number (PIN) through Tele-Account at least seven days before you request your first exchange.
--------------------------------------------------------------------------------
IMPORTANT NOTE: Once you have initiated a telephone transaction and a confirmation number has been assigned, the transaction cannot be revoked. We reserve the right to refuse any purchase request.
--------------------------------------------------------------------------------
You can redeem (that is, sell or exchange) shares purchased by check at any time. However, while your redemption request will be processed at the next-determined net asset value after it is received, your redemption proceeds will not be available until payment for your purchase is collected, which may take up to ten calendar days.
--------------------------------------------------------------------------------
A NOTE ON LARGE PURCHASES
It is important that you call Vanguard before you invest a large dollar amount. It is our responsibility to consider the interests of all Fund shareholders, and so we reserve the right to refuse any purchase that may disrupt the Fund's operation or performance.
--------------------------------------------------------------------------------

16

REDEEMING SHARES

This section describes how you can redeem--that is, sell or exchange--the Fund's shares.

When Selling Shares:
-    Vanguard sends the redemption proceeds to you or a designated third party.*
-    You can sell all or part of your Fund shares at any time.

*May require a signature guarantee; see footnote on page 18.

When Exchanging Shares:
- The redemption proceeds are used to purchase shares of a different Vanguard fund.
-    You must meet the receiving fund's minimum investment requirements.
- Vanguard reserves the right to revise or terminate the exchange privilege, limit the amount of an exchange, or reject an exchange at any time, without notice.
- In order to exchange into an acount with a different registration (including a different name, address, or taxpayer identification number), you must include the guaranteed signatures of all current account owners on your written instructions.

In both cases, your transaction will be based on the Fund's next-determined share price, subject to any special rules discussed in this prospectus.
--------------------------------------------------------------------------------
NOTE: Once a redemption is initiated and a confirmation number given, the transaction CANNOT be canceled.
--------------------------------------------------------------------------------


HOW TO REQUEST A REDEMPTION
You can request a redemption from your Fund account in any one of two ways: by telephone, or by mail.
     The Vanguard funds whose shares you cannot exchange online or by telephone are VANGUARD U.S. STOCK INDEX FUNDS, VANGUARD BALANCED INDEX FUND, VANGUARD INTERNATIONAL STOCK INDEX FUNDS, VANGUARD REIT INDEX FUND, and VANGUARD GROWTH AND INCOME FUND. These funds do, however, permit telephone exchanges within IRAs and some other retirement accounts.
--------------------------------------------------------------------------------
TELEPHONE REQUESTS [TELEPHONE]
Call Vanguard Tele-Account 24 hours a day--or your assigned Service Associate during business hours--to sell or exchange shares. You can exchange shares from this Fund to open an account in another Vanguard fund or to add to an existing Vanguard fund account with an identical registration.
--------------------------------------------------------------------------------
SPECIAL INFORMATION: We will automatically establish the telephone redemption option for your account, unless you instruct us otherwise in writing. While telephone redemption is easy and convenient, this account feature involves a risk of loss from unauthorized or fraudulent transactions. Vanguard will take reasonable precautions to protect your account from fraud. You should do the same by keeping your account information private and immediately reviewing any account statements that we send to you. Make sure to contact Vanguard immediately about any transaction you believe to be unauthorized.
--------------------------------------------------------------------------------
We reserve the right to refuse a telephone redemption if the caller is unable to provide:
-    The ten-digit account number.
-    The name and address exactly as registered on the account.

- The primary Social Security or employer identification number as registered on the account.
- The Personal Identification Number (PIN), if applicable (for instance, Tele-Account).

     Please note that Vanguard will not be responsible for any account losses due to telephone fraud, so long as we have taken reasonable steps to verify the caller's identity. If you wish to remove the telephone redemption feature from your account, please notify us in writing.
--------------------------------------------------------------------------------
A NOTE ON UNUSUAL CIRCUMSTANCES
Vanguard reserves the right to revise or terminate the telephone redemption privilege at any time, without notice. In addition, Vanguard can stop selling shares or postpone payment at times when the New York Stock Exchange is closed or under any emergency circumstances as determined by the U.S. Securities and Exchange Commission. If you experience difficulty making a telephone redemption during periods of drastic economic or market change, you can send us your request by regular or express mail. Follow the instructions on selling or exchanging shares by mail in this section.
--------------------------------------------------------------------------------
MAIL REQUESTS [ENVELOPE]
Send a letter of instruction signed by all registered account holders. Include the fund name and account number and (if you are selling) a dollar amount or number of shares OR (if you are exchanging) the name of the fund you want to exchange into and a dollar amount or number of shares. To exchange into an account with a different registration (including a different name, address, taxpayer identification number, or account type), you must provide Vanguard with written instructions that include the guaranteed signatures of all current owners of the fund from which you wish to redeem.


First-class mail to:               Express or Registered mail to:

The Vanguard Group                 The Vanguard Group
P.O. Box 2900                      100 Vanguard Boulevard
Valley Forge, PA 19482-2900        Malvern, PA19355
--------------------------------------------------------------------------------
A NOTE ON LARGE REDEMPTIONS
It is important that you call Vanguard before you redeem a large dollar amount. It is our responsibility to consider the interests of all fund shareholders, and so we reserve the right to delay delivery of your redemption proceeds--up to seven days--if the amount may disrupt the Fund's operation or performance.
     If you redeem more than $250,000 worth of Fund shares within any 90-day period, the Fund reserves the right to pay part or all of the redemption proceeds above $250,000 in-kind, i.e., in securities, rather than in cash. If payment is made in-kind, you may incur brokerage commissions if you elect to sell the securities for cash.
--------------------------------------------------------------------------------

OPTIONS FOR REDEMPTION PROCEEDS
You may receive your redemption proceeds in one of two ways: check, or exchange to another Vanguard fund.
--------------------------------------------------------------------------------
CHECK REDEMPTIONS
Normally,  Vanguard  will  mail  your  check  within  two  business  days  of  a redemption.
--------------------------------------------------------------------------------

18

--------------------------------------------------------------------------------
EXCHANGE REDEMPTIONS
As described above, an exchange involves using the proceeds of your redemption to purchase shares of another Vanguard fund.
--------------------------------------------------------------------------------


FOR OUR MUTUAL PROTECTION
For your best interests and ours, Vanguard applies these additional requirements to redemptions:

REQUEST IN "GOOD ORDER"
All redemption requests must be received by Vanguard in "good order." This means that your request must include:
-    The Fund name and account number.
-    The amount of the transaction (in dollars or shares).
- Signatures of all owners exactly as registered on the account (for mail requests).
-    Signature guarantees (if required).*
-    Any supporting legal documentation that may be required.
-    Any outstanding certificates representing shares to be redeemed.

*For instance, a signature guarantee must be provided by all registered account shareholders when redemption proceeds are to be sent to a different person or address. A signature guarantee may be obtained from most commercial and savings banks, credit unions, trust companies, or member firms of a U.S. stock exchange.

TRANSACTIONS ARE PROCESSED AT THE NEXT-DETERMINED SHARE PRICE AFTER VANGUARD HAS RECEIVED ALL REQUIRED INFORMATION.
--------------------------------------------------------------------------------
LIMITS ON ACCOUNT ACTIVITY
Because excessive account transactions can disrupt the management of the Fund and increase the Fund's costs for all shareholders, Vanguard limits account activity as follows:
- You may make no more than TWO SUBSTANTIVE "ROUND TRIPS" THROUGH THE FUND during any 12-month period.
-    Your round trips through the Fund must be at least 30 days apart.
-    The Fund may refuse a share purchase at any time, for any reason.
- Vanguard may revoke an investor's telephone exchange privilege at any time, for any reason.

A "round trip" is a redemption from the Fund followed by a purchase back into the Fund. Also a "round trip" covers transactions accomplished by any combination of methods, including transactions conducted by check, wire, or exchange to/from another Vanguard fund. "Substantive" means a dollar amount that Vanguard determines, in its sole discretion, could adversely affect the management of the Fund.
--------------------------------------------------------------------------------
ALL TRADES ARE FINAL
Vanguard will not cancel any transaction request (including any purchase or redemption) that we believe to be authentic once the request has been initiated and a confirmation number assigned.
--------------------------------------------------------------------------------
UNCASHED CHECKS
Please cash your distribution or redemption checks promptly. Vanguard will not pay interest on uncashed checks.
--------------------------------------------------------------------------------

TRANSFERRING REGISTRATION

You can transfer the registration of your Fund shares to another owner by completing a transfer form and sending it to Vanguard.



First-class mail to:               Express or Registered mail to:
The Vanguard Group                 The Vanguard Group
P.O. Box 2900                      100 Vanguard Boulevard
Valley Forge, PA 19482-2900        Malvern, PA19355
--------------------------------------------------------------------------------


FUND AND ACCOUNT UPDATES

STATEMENTS AND REPORTS
We will send you account and tax statements to help you keep track of your Fund account throughout the year as well as when you are preparing your income tax returns.
     In addition, you will receive financial reports about the Fund twice a year. These comprehensive reports include an assessment of the Fund's performance (and a comparison to its industry benchmark), an overview of the financial markets, a report from the advisers, and the Fund's financial statements which include a listing of the Fund's holdings.
     To keep the Fund's costs as low as possible (so that you and other shareholders can keep more of the Fund's investment earnings), Vanguard attempts to eliminate duplicate mailings to the same address. When two or more Fund shareholders have the same last name and address, we send just one Fund report to that address--instead of mailing separate reports to each shareholder. If you want us to send separate reports, you may notify our Institutional Division at 1-800-809-8102.
--------------------------------------------------------------------------------
CONFIRMATION STATEMENT
Sent each time you buy, sell, or exchange shares; confirms the trade date and the amount of your transaction.
--------------------------------------------------------------------------------
PORTFOLIO SUMMARY [BOOKLET]
Mailed quarterly for most accounts; shows the market value of your account at the close of the statement period, as well as distributions, purchases, sales, and exchanges for the current calendar year.
--------------------------------------------------------------------------------
FUND FINANCIAL REPORTS
Mailed in October and April for this Fund.
--------------------------------------------------------------------------------
TAX STATEMENTS
Generally mailed in January; report previous year's dividend and capital gains distributions, and proceeds from the sale of shares.
--------------------------------------------------------------------------------


MANDATORY CONVERSION TO INVESTOR SHARES

The Fund reserves the right to convert an investor's Institutional Shares into Investor Shares of the Fund if the investor's account balance falls below $10 million. Any such conversion will be preceded by written notice to the investor. No transaction fee will be imposed on share-class conversions.

GLOSSARY OF INVESTMENT TERMS


ACTIVE MANAGEMENT
An investment approach that seeks to exceed the average returns of the financial markets. Active managers rely on research, market forecasts, and their own judgment and experience in selecting securities to buy and sell.

CAPITAL GAINS DISTRIBUTION
Payment to mutual fund shareholders of gains realized on securities that a fund has sold at a profit, minus any realized losses.

CASH RESERVES
Cash deposits, short-term bank deposits, and money market instruments which include U.S. Treasury bills, bank certificates of deposit (CDs), repurchase agreements, commercial paper, and banker's acceptances.

COMMON STOCK
A security representing ownership rights in a corporation. A stockholder is entitled to share in the company's profits, some of which may be paid out as dividends.

DIVIDEND INCOME
Payment to shareholders of income from interest or dividends generated by a fund's investments.

EXPENSE RATIO
The percentage of a fund's average net assets used to pay its expenses. The expense ratio includes management fees, administrative fees, and any 12b-1 distribution fees.

INDEX
An unmanaged group of securities whose overall performance is used as a standard to measure investment performance.

INVESTMENT ADVISER
An  organization  that  makes  the  day-to-day   decisions  regarding  a  fund's
investments.

MUTUAL FUND
An investment company that pools the money of many people and invests it in a variety of securities in an effort to achieve a specific objective over time.

NET ASSET VALUE (NAV)
The market value of a mutual fund's total assets, minus liabilities, divided by the number of shares outstanding. The value of a single share is called its share value or share price.

PASSIVE MANAGEMENT
A low-cost investment strategy in which a mutual fund attempts to match--rather than outperform--a particular stock or bond market index. Also known as indexing.

PRINCIPAL
The amount of your own money you put into an investment.

SECURITIES
Stocks, bonds, money market instruments, and other investment vehicles.

TOTAL RETURN
A percentage change, over a specified time period, in a mutual fund's net asset value, with the ending net asset value adjusted to account for the reinvestment of all distributions of dividends and capital gains.

VOLATILITY
The fluctuations in value of a mutual fund or other security. The greater a fund's volatility, the wider the fluctuations between its high and low prices.

YIELD
Income (interest or dividends) earned by an investment, expressed as a percentage of the investment's price.

[SHIP]
[THE VANGUARD GROUP LOGO]
Institutional Division
Post Office Box 2900
Valley Forge, PA 19482-2900

FOR MORE INFORMATION
If you'd like more information about
Vanguard Calvert Social Index Fund,
the following documents are
available free upon request:

ANNUAL/SEMIANNUAL REPORT TO SHAREHOLDERS
Additional information about the
Fund's investments is available in
the Fund'sannual and semiannual
reports to shareholders. Statement of
Additional Information (SAI)
The SAI provides more detailed
information about the Fund.

The current annual and semiannual
reports and the SAI are incorporated
by reference into (and are thus
legally a part of) this prospectus.

To receive a free copy of the latest
annual or semiannual report or the
SAI, or to request additional
information about the Fund or other
Vanguard funds, pleasecontact us
as follows:

If you are an Individual Investor:
THE VANGUARD GROUP
INVESTOR INFORMATION
DEPARTMENT
P.O. BOX 2900
VALLEY FORGE, PA
19482-2900

TELEPHONE: 1-800-662-7447 (SHIP)

TEXT TELEPHONE: 1-800-952-3335

If you are a client of Vanguard's
Institutional Division:
THE VANGUARD GROUP
INSTITUTIONAL
INVESTOR INFORMATION
P.O. BOX 2900
VALLEY FORGE, PA 19482-2900

TELEPHONE:
1-888-809-8102

WORLD WIDE WEB:
WWW.VANGUARD.COM

If you are a current Fund shareholder
and would like information about
your account, account transactions,
and/or account statements, please call:

CLIENT SERVICES DEPARTMENT
TELEPHONE:
1-800-662-2739 (CREW)

TEXT TELEPHONE:
1-800-749-7273

INFORMATION PROVIDED BY THE
SECURITIES AND EXCHANGE
COMMISSION (SEC)
You can review and copy
information about the Fund
(including the SAI) at the SEC's
Public Reference Room in
Washington, DC. To find out more
about this public service, call the
SEC at 1-800-SEC-0330. Reports and
other information about the Fund are
also available on the SEC's website
(www.sec.gov), or you can receive
copies of this information, for a fee,
by writing the Public Reference
Section, Securities and Exchange
Commission, Washington, DC 20549-0102.

Fund's Investment Company Act file
number: 811-1027

(C) 2000 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation,
Distributor.

 .-04/28/2000

The Vanguard U.S. Growth and Vanguard International Growth Prospectuses from PEA # 76 are incorporated by reference.

                                     PART B

                             VANGUARD(R) WORLD FUNDS
                                   (THE TRUST)

                       STATEMENT OF ADDITIONAL INFORMATION



                               DECEMBER 17, 1999;
                             REVISED APRIL 28, 2000

This Statement is not a prospectus but should be read in conjunction with the Trust's current Prospectuses (dated December 17, 1999, and April 28, 2000). To obtain the Prospectuses or an additional 1999 Annual Report to Shareholders, which contains the Funds' Financial Statements as hereby incorporated by reference, please call:



                 INVESTOR INFORMATION DEPARTMENT 1-800-662-7447


                               TABLE OF CONTENTS

                                                                 PAGE
DESCRIPTION OF THE TRUST.........................................B-1
INVESTMENT POLICIES..............................................B-3
YIELD AND TOTAL RETURN...........................................B-9
SHARE PRICE......................................................B-10
PURCHASE OF SHARES...............................................B-11
REDEMPTION OF SHARES.............................................B-12
FUNDAMENTAL INVESTMENT LIMITATIONS...............................B-12
MANAGEMENT OF THE FUNDS..........................................B-14
INVESTMENT ADVISORY SERVICES.....................................B-17
PORTFOLIO TRANSACTIONS...........................................B-20
FINANCIAL STATEMENTS.............................................B-21
COMPARATIVE INDEXES..............................................B-21

                            DESCRIPTION OF THE TRUST


ORGANIZATION

The Trust was organized as Ivest Fund, a Massachusetts corporation, in 1959. It became a Maryland corporation in 1973, and was reorganized as a Delaware business trust in June 1998. Prior to its reorganization as a Delaware business trust, the Trust was known as Vanguard World Fund, Inc.



     The Trust has the ability to offer additional funds or classes of shares. There is no limit on the number of full and fractional shares that each Fund may issue. Vanguard Calvert Social Index Fund offers two classes of shares, Investor Shares and Institutional Shares. Institutional Shares of the Fund are avaialbe only to those investing at least $10 million in the Fund. The Trust currently offers the following funds:


                            Vanguard U.S. Growth Fund
                       Vanguard International Growth Fund
                       Vanguard Calvert Social Index Fund
               (individually, the Fund; collectively, the Funds)

     The Vanguard U.S. Growth Fund and Vanguard International Growth Fund are registered with the United States Securities and Exchange Commission (the Commission) under the Investment Company Act of 1940 (the 1940 Act) as open-end diversified management investment companies.

Vanguard Calvert Social Index Fund is registered with the Commission as an open-end nondiversified management investment company.



SERVICE PROVIDERS


     CUSTODIAN. State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110 (for Vanguard U.S. Growth Fund), The Chase Manhattan Bank, N.A., 4 Chase MetroTech Center, Brooklyn, New York 11245 (for Vanguard International Growth Fund), and . (for Vanguard Calvert Social Index Fund), serve as the custodians. The custodians are responsible for maintaining the Funds' assets and keeping all necessary accounts and records.


     INDEPENDENT ACCOUNTANTS. PricewaterhouseCoopers LLP, 30 South 17th Street, Philadelphia, Pennsylvania 19103, serves as the Funds' independent accountants. The accountants audit each Fund's financial statements and provide other related services.

     TRANSFER  AND   DIVIDEND-PAYING   AGENT.  The  Funds'  transfer  agent  and
dividend-paying agent is The Vanguard Group, Inc., 100 Vanguard Boulevard, Malvern, Pennsylvania 19355.


CHARACTERISTICS OF THE FUNDS SHARES

     RESTRICTIONS ON HOLDING OR DISPOSING OF SHARES. There are no restrictions on the right of shareholders to retain or dispose of the Funds' shares, other than the possible future termination of the Funds. Each Fund may be terminated by reorganization into another mutual fund or by liquidation and distribution of the assets of the affected series. Unless terminated by reorganization or liquidation, each Fund will continue indefinitely.

     SHAREHOLDER LIABILITY. The Funds are organized under Delaware law, which provides that shareholders of a business trust are entitled to the same limitations of personal liability as shareholders of a corporation organized under Delaware law. Effectively, this means that a shareholder of a Fund will not be personally liable for payment of the Fund's debts except by reason of his or her own conduct or acts. In addition, a shareholder could incur a financial loss on account of a Fund obligation only if the Fund itself had no remaining assets with which to meet such obligation. We believe that the possibility of such a situation arising is extremely remote.


     DIVIDEND RIGHTS. The shareholders of a Fund are entitled to receive any dividends or other distributions declared for such Fund. No shares have priority or preference over any other shares of the same Fund with respect to distributions. Distributions will be made from the assets of a Fund, and will be paid ratably to all shareholders of the Fund (or class) according to the number of shares of such Fund (or class) held by shareholders on the record date. The amount of income dividends per share may vary between separate share classes of the same Fund based upon differences in the way that expenses are allocated between share classes pursuant to a multiple class plan.

     VOTING RIGHTS. Shareholders are entitled to vote on a matter if: (i) a shareholder vote is required under the 1940 Act; (ii) the matter concerns an amendment to the Declaration of Trust that would adversely affect to a material degree the rights and preferences of the shares of any Fund or any class of a Fund; or (iii) the Trustees determine that it is necessary or desirable to obtain a shareholder vote. The 1940 Act requires a shareholder vote under various circumstances, including to elect or remove Trustees upon the written request of shareholders representing 10% or more of a Fund's net assets, and to change any fundamental policy of a Fund. Shareholders of each Fund receive one vote for each dollar of net asset value owned on the record date, and a fractional vote for each fractional dollar of net asset value owned on the record date. However, only the shares of the Fund affected by a particular matter are entitled to vote on that matter. Voting rights are non-cumulative and cannot be modified without a majority vote.



     LIQUIDATION RIGHTS. In the event of liquidation, shareholders will be entitled to receive a pro rata share of the applicable Fund's net assets.

     PREEMPTIVE RIGHTS. There are no preemptive rights associated with shares of each Fund.

     CONVERSION RIGHTS. Shareholders of a Fund may convert their shares into another class of shares of the same Fund upon the satisfaction of any then applicable eligibility requirements.


     REDEMPTION  PROVISIONS.  Each Fund's redemption provisions are described in
its  current   prospectuses  and  elsewhere  in  this  Statement  of  Additional
Information.

     SINKING FUND PROVISIONS. The Funds have no sinking fund provisions.

     CALLS OR ASSESSMENT. Each Fund's shares, when issued, are fully paid and non-assessable.


TAX STATUS OF THE FUNDS

Each Fund intends to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code. This special tax status means that a Fund will not be liable for federal tax on income and capital gains distributed to shareholders. In order to preserve its tax status, each Fund must comply with certain requirements. If a Fund fails to meet these requirements in any taxable year, it will be subject to tax on its taxable income at corporate rates, and all distributions from earnings and profits, including any distributions of net tax-exempt income and net long-term capital gains, will be taxable to shareholders as ordinary income. In addition, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest, and make substantial distributions before regaining its tax status as a regulated investment company.


                              INVESTMENT POLICIES

The following policies supplement each Fund's investment policies set forth in the Prospectus for each Fund.



     FUTURES CONTRACTS AND OPTIONS. Each Fund may enter into stock futures contracts, options, and options on futures contracts for the following reasons: to maintain cash reserves while simulating full investment, to facilitate trading, to reduce transaction costs, or to seek higher investment returns when a futures contract is priced more attractively than the underlying equity security or index. Vanguard Calvert Social Index Fund's investments in futures contracts and options will not be screened based on social or environmental criteria. Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price. Futures contracts which are standardized as to maturity date and underlying financial instrument are traded on national futures exchanges. Futures exchanges and trading are regulated under the Commodity Exchange Act by the Commodity Futures Trading Commission (CFTC), a U.S. Government Agency. Assets committed to futures contracts will be segregated to the extent required by law.


     Although futures contracts by their terms call for actual delivery or acceptance of the underlying securities, in most cases the contracts are closed out before the settlement date without the making or taking of delivery. Closing out an open futures position is done by taking an opposite position ("buying" a contract which has previously been "sold," "selling" a contract previously purchased) in an identical contract to terminate the position. Brokerage commissions are incurred when a futures contract is bought or sold.



     Futures traders are required to make a good faith initial margin deposit in cash or government securities with a broker or custodian to initiate and maintain open positions in futures contracts. A margin deposit is intended to assure completion of the contract (delivery or acceptance of the underlying security) if it is not terminated prior to the specified delivery date. Minimal initial margin requirements are established by the futures exchange and may be changed. Brokers may establish deposit requirements which are higher than the exchange minimums. Futures contracts are customarily purchased and sold on margin that may range upward from less than 5% of the value of the contract being traded.


     After a futures contract position is opened, the value of the contract is marked to market daily. If the futures contract price changes to the extent that the margin on deposit does not satisfy margin requirements, payment of additional "variation" margin will be required. Conversely, change in the contract value may reduce the required margin, resulting in a repayment of excess margin to the contract holder. Variation margin payments are made to and from the futures broker for as long as the contract remains open. Each Fund expects to earn interest income on its margin deposits.

     Traders in futures contracts may be broadly classified as either "hedgers" or "speculators." Hedgers use the futures markets primarily to offset unfavorable changes in the value of securities otherwise held for investment purposes or expected to be acquired by them. Speculators are less inclined to own the securities underlying the futures contracts which they trade, and use futures contracts with the expectation of realizing profits from fluctuations in the market value of the underlying securities. Each Fund intends to use futures contracts only for bona fide hedging purposes.

     Regulations of the CFTC applicable to each Fund require that all of its futures transactions constitute bona fide hedging transactions except to the extent that the aggregate initial margins and premiums required to establish any non-hedging positions do not exceed five percent of the value of the respective Fund's portfolio. Each Fund will only sell futures contracts to protect securities it owns against price declines or purchase contracts to protect against an increase in the price of securities it intends to purchase. As evidence of this hedging interest, each Fund expects that approximately 75% of its futures contract purchases will be "completed"; that is, equivalent amounts of related securities will have been purchased or are being purchased by each Fund upon sale of open futures contracts.

     Although techniques other than the sale and purchase of futures contracts could be used to control the exposure of a Fund's income to fluctuations in the market value of the underlying securities, the use of futures contracts may be a more effective means of hedging this exposure. While the Funds will incur commission expenses in both opening and closing out futures positions, these costs are lower than transaction costs incurred in the purchase and sale of portfolio securities.

     RESTRICTIONS ON THE USE OF FUTURES CONTRACTS. Each Fund will not enter into futures contract transactions to the extent that, immediately thereafter, the sum of its initial margin deposits on open contracts exceeds 5% of the Fund's total assets. In addition, each Fund will not enter into futures contracts to the extent that its outstanding obligations to purchase securities under these contracts would exceed 20% of the Fund's total assets.

     RISK FACTORS IN FUTURES TRANSACTIONS. Positions in futures contracts may be closed out only on an exchange which provides a secondary market for such futures. However, there can be no assurance that a liquid secondary market will exist for any particular futures contract at any specific time. Thus, it may not be possible to close a futures position. In the event of adverse price movements, each Fund would continue to be required to make daily cash payments to maintain its required margin. In such situations, if the Fund has insufficient cash, it may have to sell portfolio securities to meet daily margin requirements at a time when it may be disadvantageous to do so. In addition, each Fund may be required to make delivery of the instruments underlying futures contracts it holds. The inability to close options and futures positions also could have an adverse impact on the ability to effectively hedge. Each Fund will minimize the risk that it will be unable to close out a futures contract by only entering into futures contracts which are traded on national futures exchanges and for which there appears to be a liquid secondary market.

     The risk of loss in trading futures contracts in some strategies can be substantial, due both to the low margin deposits required, and the extremely high degree of leverage involved in futures pricing. As a result, a relatively small price movement in a futures contract may result in immediate and substantial loss (as well as gain) to the investor. For example, if, at the time of purchase, 10% of the value of the futures contract is deposited as margin, a subsequent 10% decrease in the value of the futures contract would result in a total loss of the margin deposit, before any deduction for the transaction costs, if the account were then closed out. A 15% decrease would result in a loss equal to 150% of the original margin deposit if the contract were closed out. Thus, a purchase or sale of a futures contract may result in losses in excess of the amount invested in the contract. However, because the futures strategies of each Fund are engaged in only for hedging purposes, the investment advisers do not believe that the Funds are subject to the risks of loss frequently associated with futures transactions. Each Fund would presumably have sustained comparable losses if, instead of the futures contract, it had invested in the underlying financial instrument and sold it after the decline.

     Utilization of futures transactions by a Fund does involve the risk of imperfect or no correlation where the securities underlying futures contracts have different maturities than the portfolio securities being hedged. It is also possible that a Fund could both lose money on futures contracts and experience a decline in the value of its portfolio securities. There is also the risk of loss by a Fund of margin deposits in the event of bankruptcy of a broker with whom the Fund has an open position in a futures contract or related option.

     Most futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of contract, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and therefore does not limit potential losses, because the limit may prevent the liquidation of unfavorable positions. Futures contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of future positions and subjecting some futures traders to substantial losses.

     FEDERAL TAX TREATMENT OF FUTURES CONTRACTS. Except for transactions each Fund has identified as hedging transactions, each Fund is required for federal income tax purposes to recognize as income for each taxable year its net unrealized gains and losses on futures contracts held as of the end of the year as well as those actually realized during the year. In most cases, any gain or loss recognized with respect to a futures contract is considered to be 60% long-term capital gain or loss and 40% short-term capital gain or loss, without regard to the holding period of the contract. (Different rules may apply to foreign futures contracts.) Furthermore, sales of futures contracts which are intended to hedge against a change in the value of securities held by each Fund may affect the holding period of such securities and, consequently, the nature of the gain or loss on such securities upon disposition. The Funds may be required to defer the recognition of losses on futures contracts to the extent of any unrecognized gains on related positions held by the Funds.

     In order for each Fund to continue to qualify for federal income tax treatment as a regulated investment company, at least 90% of its gross income for a taxable year must be derived from qualifying income; i.e., dividends, interest, income derived from loans of securities, and gains from the sale of securities or foreign currencies, or other income derived with respect to its business of investing in such stock, securities, or currencies. It is anticipated that any net gain realized from the closing out of futures contracts will be considered qualifying income for purposes of the 90% requirement.

     Each Fund will distribute to shareholders annually any net capital gains which have been recognized for federal income tax purposes (including unrealized gains at the end of the Fund's fiscal year) on futures transactions. Such distributions will be combined with distributions of capital gains realized on the Fund's other investments and shareholders will be advised on the nature of the payments.



     FOREIGN INVESTMENTS. Vanguard International Growth Fund seeks to diversify its assets among various foreign stock markets and, with respect to 65% of its gross assets, will invest in the securities of at least three different countries. Vanguard U.S. Growth Fund may invest up to 20% of its assets in securities of foreign companies. Vanguard Calvert Social Index Fund may invest in foreign securities to the extent necessary to carry out its investment strategy of holding the stocks that comprise the index it tracks. Investors should recognize that investing in foreign companies involves certain special considerations which are not typically associated with investing in U.S. companies.

     CURRENCY RISK. Since the stocks of foreign companies are frequently denominated in foreign currencies, and since the Funds may temporarily hold uninvested reserves in bank deposits in foreign currencies, the Funds will be affected favorably or unfavorably by changes in currency rates and in exchange control regulations, and may incur costs in connection with conversions between various currencies. The investment policies of Vanguard International Growth Fund and Vanguard Calvert Social Index Fund permit it to enter into forward foreign currency exchange contracts in order to hedge the Fund's holdings and commitments against changes in the level of future currency rates. Such contracts involve an obligation to purchase or sell a specific currency at a future date at a price set at the time of the contract.


     FEDERAL TAX TREATMENT OF NON-U.S. TRANSACTIONS. Special rules govern the Federal income tax treatment of certain transactions denominated in terms of a currency other than the U.S. dollar or determined by reference to the value of one or more currencies other than the U.S. dollar. The types of transactions covered by the special rules include the following: (i) the acquisition of, or becoming the obligor under, a bond or other debt instrument (including, to the extent provided in Treasury regulations, preferred stock); (ii) the accruing of certain trade receivables and payables; and (iii) the entering into or acquisition of any forward contract, futures contract, option or similar financial instrument if such instrument is not marked to market. The disposition of a currency other than the U.S. dollar by a U.S. taxpayer is also treated as a transaction subject to the special currency rules. However, foreign currency-related regulated futures contracts and nonequity options are generally not subject to the special currency rules if they are or would be treated as sold for their fair market value at year-end under the marking-to-market rules applicable to other futures contracts unless an election is made to have such currency rules apply. With respect to transactions covered by the special rules, foreign currency gain or loss is calculated separately from any gain or loss on the underlying transaction and is normally taxable as ordinary gain or loss. A taxpayer may elect to treat as capital gain or loss foreign currency gain or loss arising from certain identified forward contracts, futures contracts and options that are capital assets in the hands of the taxpayer and which are not part of a straddle. The Treasury Department issued regulations under which certain transactions subject to the special currency rules that are part of a "section 988 hedging transaction" (as defined in the Internal Revenue Code of 1986, as amended, and the Treasury regulations) will be integrated and treated as a single transaction or otherwise treated consistently for purposes of the Code. Any gain or loss attributable to the foreign currency component of a transaction engaged in by a Fund which is not subject to the special currency rules (such as foreign equity investments other than certain preferred stocks) will be treated as capital gain or loss and will not be segregated from the gain or loss on the underlying transaction. It is anticipated that some of the non-U.S. dollar-denominated investments and foreign currency contracts a Fund may make or enter into will be subject to the special currency rules described above.

     FOREIGN TAX CREDIT. Foreign governments may withhold taxes on dividends and interest paid with respect to foreign securities. Foreign governments may also impose taxes on other payments or gains with respect to foreign securities. If, at the close of its fiscal year, more than 50% of a Fund's total assets are invested in securities of foreign issuers, the Fund may elect to pass through foreign taxes paid, and thereby allow shareholders to take a tax credit or deduction on their tax returns. If shareholders meet certain holding period requirements with respect to Fund shares, an offsetting tax credit may be available. If shareholders do not meet the holding period requirements, they may still be entitled to a deduction for certain foreign taxes. In either case, a shareholder's tax statement will show more taxable income or capital gains than was actually distributed by the Fund, but will also show the amount of the available offsetting credit or deduction.

     A shareholder that is a nonresident alien for U.S. tax purposes may be subject to adverse U.S. tax consequences. For example, dividends and short-term capital gains paid by the Fund will generally be subject to U.S. federal withholding tax at a rate of 30% (or lower treaty rate if applicable). Foreign investors are urged to consult their tax advisers regarding the U.S. tax treatment of ownership of shares in the Fund.

  COUNTRY RISK. As foreign companies are not generally subject to uniform accounting, auditing and financial reporting standards and practices comparable to those applicable to domestic companies, there may be less publicly available information about certain foreign companies than about domestic companies. Securities of some foreign companies are generally less liquid and more volatile than securities of comparable domestic companies. There is generally less government supervision and regulation of stock exchanges, brokers and listed companies than in the U.S. In addition, with respect to certain foreign countries, there is the possibility of expropriation or confiscatory taxation, political or social instability, or diplomatic developments which could affect U.S. investments in those countries.

     Although the Funds will endeavor to achieve most favorable execution costs in their portfolio transactions, fixed commissions on many foreign stock exchanges are generally higher than negotiated commissions on U.S. exchanges. In addition, it is expected that the expenses for custodian arrangements of the Funds' foreign securities will be somewhat greater than the expenses for the custodian arrangements for handling U.S. securities of equal value.

     Certain foreign governments levy withholding taxes against dividend and interest income. Although in some countries a portion of these taxes is recoverable, the non-recovered portion of foreign withholding taxes will reduce the income received from foreign companies held by the Funds. However, these foreign withholding taxes are not expected to have a significant impact on the Funds, since each Fund seeks long-term capital appreciation and any income should be considered incidental.

     TURNOVER RATE. While the turnover rate is not a limiting factor when management deems changes appropriate, it is anticipated that the annual turnover rate for each Fund will not normally exceed 100%. A rate of turnover of 100% could occur, for example, if all of the securities held by a Fund are replaced within a period of one year. The portfolio turnover rate for each Fund for each of the fiscal years presented is set forth under "Financial Highlights," in each Fund's Prospectus.

     ILLIQUID SECURITIES. Each Fund may invest up to 15% of its net assets in illiquid securities. Illiquid securities are securities that may not be sold or disposed of in the ordinary course of business within seven business days at approximately the value at which they are being carried on the Fund's books.

     Each Fund may invest in restricted, privately placed securities that, under the Commission's rules, may be sold only to qualified institutional buyers.
Because these securities can be resold only to qualified institutional buyers, they may be considered illiquid securities--meaning that they could be difficult for the Fund to convert to cash if needed.

     If a substantial market develops for a restricted security held by the Fund, it will be treated as a liquid security, in accordance with procedures and guidelines approved by the Fund's Board of Trustees. This generally includes securities that are unregistered that can be sold to qualified institutional buyers in accordance with Rule 144A under the Securities Act of 1933 (the 1933
Act). While the Fund's investment adviser determines the liquidity of restricted securities on a daily basis, the Board oversees and retains ultimate responsibility for the adviser's decisions. Several factors the Board considers in monitoring these decisions include the valuation of a security, the availability of qualified institutional buyers, and the availability of information on the security's issuer.

     REPURCHASE AGREEMENTS. Each Fund along with other members of the Vanguard Group may invest in repurchase agreements with commercial banks, brokers or dealers either for defensive purposes due to market conditions or to generate income from its excess cash balances. A repurchase agreement is an agreement under which the Fund acquires a fixed-income security (generally a security issued by the U.S. Government or an agency thereof, a banker's acceptance or a certificate of deposit) from a commercial bank, broker or dealer, subject to resale to the seller at an agreed upon price and date (normally, the next business day). A repurchase agreement may be considered a loan collateralized by securities. The resale price reflects an agreed upon interest rate effective for the period the instrument is held by the Fund and is unrelated to the interest rate on the underlying instrument. In these transactions, the securities acquired by the Fund (including accrued interest earned thereon) must have a total value in excess of the value of the repurchase agreement and are held by a custodian bank until repurchased. In addition, the Trust's Board of Trustees monitors repurchase agreement transactions generally and has established guidelines and standards for review by the investment adviser of the creditworthiness of any bank, broker or dealer party to a repurchase agreement.

     The use of repurchase agreements involves certain risks. For example, if the other party to the agreement defaults on its obligation to repurchase the underlying security at a time when the value of the security has declined, the Fund may incur a loss upon disposition of the security. If the other party to the agreement becomes insolvent and subject to \\^ \\liquidation or reorganization under the Bankruptcy Code or other laws, a court may determine that the underlying security is collateral for a loan by the Fund not within the control of the Fund and therefore the realization by the Fund on such collateral may be automatically stayed. Finally, it is possible that the Fund may not be able to substantiate its interest in the underlying security and may be deemed an unsecured creditor of the other party to the agreement. While the Fund's management acknowledges these risks, it is expected that they can be controlled through careful monitoring procedures.

     LENDING OF SECURITIES. Each Fund may lend its investment securities to qualified institutional investors (typically brokers, dealers, banks, or other financial institutions) who need to borrow securities in order to complete certain transactions, such as covering short sales, avoiding failures to deliver securities or completing arbitrage operations. By lending its investment securities, a Fund attempts to increase its net investment income through the receipt of interest on the loan. Any gain or loss in the market price of the securities loaned that might occur during the term of the loan would be for the account of the Fund. The terms and the structure and the aggregate amount of such loans must be consistent with the 1940 Act, and the Rules and Regulations or interpretations of the Commission thereunder. These provisions limit the amount of securities a Fund may lend to 33 1/3% of the Fund's total assets, and require that (a) the borrower pledge and maintain with the Fund collateral consisting of cash, an irrevocable letter of credit or securities issued or guaranteed by the United States Government having at all times not less than 100% of the value of the securities loaned, (b) the borrower add to such collateral whenever the price of the securities loaned rises (i.e., the borrower "marks to the market" on a daily basis), (c) the loan be made subject to termination by the Fund at any time, and (d) the Fund receive reasonable interest on the loan (which may include the Fund's investing any cash collateral in interest bearing short-term investments), any distribution on the loaned securities and any increase in their market value. Loan arrangements made by each Fund will comply with all other applicable regulatory requirements, including the rules of the New York Stock Exchange, which presently require the borrower, after notice, to redeliver the securities within the normal settlement time of three business days. All relevant facts and circumstances, including the creditworthiness of the broker, dealer or institution, will be considered in making decisions with respect to the lending of securities, subject to review by the Trust's Board of Trustees.

     At the present time, the Staff of the Commission does not object if an investment company pays reasonable negotiated fees in connection with loaned securities, so long as such fees are set forth in a written contract and approved by the investment company's Trustees. In addition, voting rights pass with the loaned securities, but if a material event will occur affecting an investment on loan, the loan must be called and the securities voted.

     VANGUARD INTERFUND LENDING PROGRAM. The Commission has issued an exemptive order permitting the Funds to participate in Vanguard's interfund lending program. This program allows the Vanguard funds to borrow money from and loan money to each other for temporary or emergency purposes. The program is subject to a number of conditions, including the requirement that no fund may borrow or lend money through the program unless it receives a more favorable interest rate than is available from a typical bank for a comparable transaction. In addition, a fund may participate in the program only if and to the extent that such participation is consistent with the fund's investment objective and other investment policies. The Boards of Trustees of the Vanguard funds are responsible for ensuring that the interfund lending program operates in compliance with all conditions of the Commission's exemptive order.

     TEMPORARY INVESTMENTS. The Funds may take temporary defensive measures that are inconsistent with the Funds' normal fundamental or non-fundamental investment policies and strategies in response to adverse market, economic, political or other conditions. Such measures could include investments in (a) highly liquid short-term fixed income securities issued by or on behalf of municipal or corporate issuers, obligations of the U.S. Government and its agencies, commercial paper, and bank certificates of deposit; (b) shares of other investment companies which have investment objectives consistent with those of the Fund; (c) repurchase agreements involving any such securities; and
(d) other money market instruments. There is no limit on the extent to which the Funds may take temporary defensive measures. In taking such measures, each Fund may fail to achieve its investment objective.





                             YIELD AND TOTAL RETURN

The yield of Vanguard U.S. Growth Fund for the 30-day period ended August 31, 1999, was 0.32%.

     The average annual total return of each Fund for certain periods ended August 31, 1999, is set forth below:


                                          1 YEAR      5 YEARS      10 YEARS
                                           ENDED        ENDED         ENDED
                                       8/31/1999     8/31/1999     8/31/1999
                                       ----------   -----------   -----------
Vanguard U.S. Growth Fund                +37.38%       +26.12%       +18.21%
Vanguard International Growth Fund       +21.70%        +9.85%        +8.98%
Vanguard Calvert Social Index Fund           N/A           N/A           N/A



AVERAGE ANNUAL TOTAL RETURN

Average annual total return is the average annual compounded rate of return for the periods of one year, five years, ten years or the life of the Fund, all ended on the last day of a recent month. Average annual total return quotations will reflect changes in the price of the Fund's shares and assume that all dividends and capital gains distributions during the respective periods were reinvested in Fund shares. Average annual total return is calculated by finding the average annual compounded rates of return of a hypothetical investment over such periods according to the following formula (average annual total return is then expressed as a percentage):

                               T = (ERV/P)1/N-1

  Where:

          T    =average annual total return
          P    =a hypothetical initial investment of $1,000
          n    =number of years
          ERV  =ending redeemable value: ERV is the value, at the end of the applicable period, of a hypothetical $1,000 investment made at the beginning of the applicable period.

AVERAGE ANNUAL AFTER-TAX TOTAL RETURN QUOTATION

We calculate the Fund's average annual after-tax total return by finding the average annual compounded rate of return over the 1-, 5-, and 10-year periods (or for periods of the Fund's operations) that would equate the initial amount invested to the after-tax value, according to the following formulas:

After-tax return:

                                 P (1+T)N=ATV

  Where:

          P    =a hypothetical initial payment of $1,000
          T    =average annual after-tax total return
          n    =number of years
          ATV  =after-tax value at the end of the 1-,5-, or 10-year
               periods of a hypothetical $1,000 payment made at the beginning of the time period, assuming no liquidation of the investment at the end of the measurement periods.
Instructions:

1. Assume all distributions by the Fund are reinvested--less the taxes due on such distributions--at the price on the reinvestment dates during the period. Adjustments may be made for subsequent re-characterizations of distributions.
2. Calculate the taxes due on distributions by the Fund by applying the highest federal marginal tax rates to each component of the distributions on the reinvestment date (e.g., ordinary income, short-term capital gain, long-term capital gain, etc.). For periods after December 31, 1997, the federal marginal tax rates used for the calculations are 39.6% for ordinary income and short-term capital gains and 20% for long-term capital gains. Note that the applicable tax rates may vary over the measurement period. Assume no taxes are due on the portions of any distributions classified as exempt interest or non-taxable (i.e. return of capital). Ignore any potential tax liabilities other than federal tax liabilities (e.g., state and local taxes).
3. Include all recurring fees that are charged to all shareholder accounts. For any account fees that vary with the size of the account, assume an account size equal to the Fund's mean (or median) account size. Assume that no additional taxes or tax credits result from any redemption of shares required to pay such fees.
4.   State the total return quotation to the nearest hundreth of one percent.

CUMULATIVE TOTAL RETURN

Cumulative total return is the cumulative rate of return on a hypothetical initial investment of $1,000 for a specified period. Cumulative total return quotations reflect changes in the price of the Fund's shares and assume that all dividends and capital gains distributions during the period were reinvested in Fund shares. Cumulative total return is calculated by finding the cumulative rates of a return of a hypothetical investment over such periods, according to the following formula (cumulative total return is then expressed as a percentage):

                                 C = (ERV/P)-1

  Where:

          C    =cumulative total return
          P    =a hypothetical initial investment of $1,000
          ERV  =ending redeemable value: ERV is the value, at the end of the applicable period, of a hypothetical $1,000 investment made at the beginning of the applicable period.

SEC YIELDS

Yield is the net annualized yield based on a specified 30-day (or one month) period assuming semiannual compounding of income. Yield is calculated by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the period, according to the following formula:

                          YIELD = 2[((A-B)/CD+1)6-1]

  Where:

          a    =dividends and interest earned during the period.
          b    =expenses accrued for the period (net of reimbursements).
          c    =the average daily number of shares outstanding during
               the period that were entitled to receive dividends.
          d    =the maximum offering price per share on the last day of
               the period.

                                  SHARE PRICE


Each Fund's share price, or "net asset value" per share, is calculated by dividing the total assets of each Fund, less all liabilities, by the total number of shares outstanding. The net asset value for each share class of a Fund is calculated by dividing the net assets attributable to each share class by the total number of shares outstanding for that share class. The net asset value is determined as of the close of the New York Stock Exchange (the Exchange) generally 4:00 p.m. Eastern time on each day the Exchange is open for trading.


     Portfolio securities for which market quotations are readily available (includes those securities listed on national securities exchanges, as well as those quoted on the NASDAQ Stock Market) will be valued at the last quoted sales price on the day the valuation is made. Such securities which are not traded on the valuation date are valued at the mean of the bid and ask prices. Price information on exchange-listed securities is taken from the exchange where the security is primarily traded. Securities may be valued on the basis of prices provided by a pricing service when such prices are believed to reflect the fair market value of such securities.

     Short-term instruments (those acquired with remaining maturities of 60 days or less) may be valued at cost, plus or minus any amortized discount or premium, which approximates market value.

     Bonds and other fixed income securities may be valued on the basis of prices provided by a pricing service when such prices are believed to reflect the fair market value of such securities. The prices provided by a pricing service may be determined without regard to bid or last sale prices of each security, but take into account institutional-size transactions in similar groups of securities as well as any developments related to specific securities.

     Foreign securities are valued at the last quoted sales price, or the most recently determined closing price calculated according to local market convention, available at the time a Fund is valued. Prices are obtained from the broadest and most representative market on which the securities trade. If events which materially affect the value of each Fund's investments occur after the close of the securities markets on which such securities are primarily traded, those investments may be valued by such methods as the Board of Trustees deems in good faith to reflect fair value.

     In determining each Fund's net asset value per share, all assets and liabilities initially expressed in foreign currencies will be converted into U.S. dollars using the officially quoted daily exchange rates used by Morgan Stanley Capital International in calculating various benchmarking indices. This officially quoted exchange rate may be determined prior to or after the close of a particular securities market. If such quotations are not available, the rate of exchange will be determined in accordance with policies established in good faith by the Board of Trustees.

     Other assets and securities for which no quotations are readily available or which are restricted as to sale (or resale) are valued by such methods as the Board of Trustees deems in good faith to reflect fair value.

     The share price for each Fund can be found daily in the mutual fund listings of most major newspapers under the heading of Vanguard Funds.



                               PURCHASE OF SHARES

The purchase price of shares of each Fund is the net asset value per share next determined after the order is received. The net asset value per share is calculated as of the close of the New York Stock Exchange on each day the Exchange is open for business. An order received prior to the close of the Exchange will be executed at the price computed on the date of receipt; and an order received after the close of the Exchange will be executed at the price computed on the next day the Exchange is open.



     Each Fund reserves the right in its sole discretion (i) to suspend the offering of its shares, (ii) to impose a transaction fee on a purchase of a Fund's shares if the purchase, in the opinion of Vanguard, would disrupt the efficient management of the Fund, (iii) to reject purchase orders when in the judgment of management such rejection is in the best interest of each Fund, and
(iv) to reduce or waive the minimum investment for or any other restrictions on initial and subsequent investments for certain fiduciary accounts such as employee benefit plans or under circumstances where certain economies can be achieved in sales of a Fund's shares.

     EXCHANGE OF SECURITIES FOR SHARES OF VANGUARD CALVERT SOCIAL INDEX FUND. In certain circumstances, shares of Vanguard Calvert Social Index Fund may be purchased "in kind," i.e., in exchange for securities, rather than for cash. The securities tendered as part of an in-kind purchase must be included in the Index tracked by the Fund and must have a total market value of $1 million or more. In addition, each position must have a market value of $10,000 or more. Such securities also must be liquid securities which are not restricted as to transfer and have a value that is readily ascertainable as evidenced by a listing on the American Stock Exchange, the New York Stock Exchange or NASDAQ. Securities accepted by the Fund will be valued as set forth under "Share Price" in the Fund's prospectus as of the time of the next determination of net asset value after such acceptance. Shares of the Fund are issued at net asset value determined as of the same time. All dividend, subscription, or other rights that are reflected in the market price of accepted securities at the time of valuation become the property of the Fund and must be delivered to the Fund by the investor upon receipt from the issuer. A gain or loss for Federal income tax purposes would be realized by the investor upon the exchange depending upon the cost of the securities tendered.

     Vanguard Calvert Social Index Fund will not accept securities in exchange for its shares unless: (1) such securities are, at the time of the exchange, eligible to be held by the Fund; (2) the transaction will not cause the Fund's weightings to become imbalanced with respect to the weightings of the stocks included in the corresponding Index; (3) the investor represents and agrees that all securities offered to the Fund are not subject to any restrictions upon their sale by the Fund under the Securities Act of 1933, or otherwise; (4) such securities are traded in an unrelated transaction with a quoted sales price on the same day the exchange valuation is made; (5) the quoted sales price used as a basis of valuation is representative (e.g., one that does not involve a trade of substantial size that artificially influences the price of the security); and
(6) the value of any such security being exchanged will not exceed 5% of the Fund's net assets immediately prior to the transaction.

     Investors interested in purchasing Fund shares with securities should contact Vanguard.


TRADING SHARES THROUGH CHARLES SCHWAB

Each Fund has authorized Charles Schwab & Co., Inc. (Schwab) to accept on its behalf purchase and redemption orders under certain terms and conditions. Schwab is also authorized to designate other intermediaries to accept purchase and redemption orders on each Fund's behalf subject to those terms and conditions. Under this arrangement, the Fund will be deemed to have received a purchase or redemption order when Schwab or, if applicable, Schwab's authorized designee, accepts the order in accordance with each Fund's instructions. Customer orders that are properly transmitted to each Fund by Schwab, or if applicable, Schwab's authorized designee, will be priced as follows:

     Orders received by Schwab before 3 p.m. Eastern time on any business day, will be sent to Vanguard that day and your share price will be based on the Fund's net asset value calculated at the close of trading that day. Orders received by Schwab after 3 p.m. Eastern time, will be sent to Vanguard on the following business day and your share price will be based on the Fund's net asset value calculated at the close of trading that day.


                              REDEMPTION OF SHARES

The Funds may suspend redemption privileges or postpone the date of payment (i) during any period that the New York Stock Exchange is closed, or trading on the Exchange is restricted as determined by the Commission, (ii) during any period when an emergency exists as defined by the rules of the Commission as a result of which it is not reasonably practicable for a Fund to dispose of securities owned by it, or fairly to determine the value of its assets, and (iii) for such other periods as the Commission may permit.

     No charge is made by a Fund for redemptions. Shares redeemed may be worth more or less than what was paid for them, depending on the market value of the securities held by the Fund.

     If the Board of Trustees determines that it would be detrimental to the best interests of the remaining shareholders of a Fund to make payment wholly or partly in cash, a Fund may pay the redemption price in whole or in part by a distribution in kind of readily marketable securities held by the Fund in lieu of cash in conformity with applicable rules of the Commission. Investors may incur brokerage charges on the sale of such securities so received in payment of redemptions.

     SIGNATURE GUARANTEES. To protect your account, the Funds and Vanguard from fraud, signature guarantees are required for certain redemptions. Signature guarantees enable the Funds to verify the identity of a person who has authorized a redemption from your account. Signature guarantees are required in connection with: (1) all redemptions, regardless of the amount involved, when the proceeds are to be paid to someone other than the registered owner(s); and
(2) share transfer requests. These requirements are not applicable to redemptions in Vanguard's prototype plans except in connection with: (1) distributions made when the proceeds are to be paid to someone other than the plan participant; (2) certain authorizations to effect exchanges by telephone; and (3) when proceeds are to be wired. These requirements may be waived by the Funds in certain instances.

     Signature guarantees can be obtained from a bank, broker or any other guarantor that Vanguard deems acceptable. Notaries public are not acceptable guarantors.

     The signature guarantees must appear either: (1) on the written request for redemption; (2) on a separate instrument for assignment (stock power) which should specify the total number of shares to be redeemed; or (3) on all stock certificates tendered for redemption and, if shares held by the Fund are also being redeemed, on the letter or stock power.

                       FUNDAMENTAL INVESTMENT LIMITATIONS

Each Fund is subject to the following fundamental investment limitations, which cannot be changed in any material way without the approval of the holders of a majority of the affected Fund's shares. For these purposes, a "majority" of shares means shares representing the lesser of: (i) 67% or more of the votes cast to approve a change so long as shares representing more than 50% of the Fund's net asset value are present or represented by proxy; or (ii) more than 50% of the Fund's net asset value.

     BORROWING. Each Fund may not borrow money, except for temporary or emergency purposes in an amount not exceeding 15% of the Fund's net assets. Each Fund may borrow money through banks, or Vanguard's interfund lending program only, and must comply with all applicable regulatory conditions. Each Fund may not make any additional investments whenever its outstanding borrowings exceed 5% of net assets.


     COMMODITIES. Each Fund may not invest in commodities, except that each Fund may invest in stock futures contracts, stock options, and options on stock futures contracts and, in the case of Vanguard International Growth Fund and Vanguard Calvert Social Index Fund, foreign currency futures contracts and options. No more than 5% of a Fund's total assets may be used as initial margin deposit for futures contracts, and no more than 20% of a Fund's total assets may be invested in futures contracts or options at any time.

     DIVERSIFICATION. With respect to 75% of its total assets, Vanguard U.S. Growth Fund and Vanguard International Growth Fund may not: (i) purchase more than 10% of the outstanding voting securities of any one issuer, or (ii) purchase securities of any issuer if, as a result, more than 5% of the Fund's total assets would be invested in that issuer's securities. This limitation does not apply to obligations of the United States Government, its agencies, or instrumentalities. Vanguard Calvert Social Index Fund will limit the aggregate value of all holdings (except U.S. Government and cash items, as defined under subchapter M of the Internal Revenue Code (the "Code")), each of which exceeds 5% of the Fund's total assets, to an aggregate of 50% of such assets. Additionally, the Fund will limit the aggregate value of holdings of a single issuer (except U.S. Government and cash items, as defined in the Code) to a maximum of 25% of the Fund's total assets.


     ILLIQUID SECURITIES. Each Fund may not acquire any security if, as a result, more than 15% of its net assets would be invested in securities that are illiquid.

     INDUSTRY CONCENTRATION. Each Fund may not invest more than 25% of its total assets in any one industry.

     INVESTING FOR CONTROL. Each Fund may not invest in a company for the purpose of controlling its management.

     INVESTMENT COMPANIES. Each Fund may not invest in any other investment company, except through a merger, consolidation or acquisition of assets, or to the extent permitted by Section 12 of the 1940 Act. Investment companies whose shares the Fund acquires pursuant to Section 12 must have investment objectives and investment policies consistent with those of the Fund.

     LOANS. Each Fund may not lend money to any person except by purchasing fixed income securities that are publicly distributed, lending its portfolio securities, or through Vanguard's interfund lending program

     MARGIN. Each Fund may not purchase securities on margin or sell securities short, except as permitted by the Funds' investment policies relating to commodities.

     PLEDGING ASSETS. Each Fund may not pledge, mortgage or hypothecate more than 15% of its net assets.

     REAL ESTATE. Each Fund may not invest directly in real estate, although it may invest in securities of companies that deal in real estate and bonds secured by real estate.

     SENIOR SECURITIES. Each Fund may not issue senior securities, except in compliance with the 1940 Act.

     UNDERWRITING. Each Fund may not engage in the business of underwriting securities issued by other persons. The Fund will not be considered an underwriter when disposing of its investment securities.

     None of these limitations prevents the Fund from participating in The Vanguard Group (Vanguard). Because each Fund is a member of Vanguard, each Fund may own securities issued by

Vanguard, make loans to Vanguard, and contribute to Vanguard's costs or other financial requirements. See "Management of the Funds" for more information.

     The investment limitations set forth above are considered at the time investment securities are purchased. If a percentage restriction is adhered to at the time the investment is made, a later increase in percentage resulting from a change in the market value of assets will not constitute a violation of such restriction.




                            MANAGEMENT OF THE FUNDS


OFFICERS AND TRUSTEES


The officers of the Funds manage its day-to-day operations and are responsible to the Funds Board of Trustees. The Trustees set broad policies for each Fund and choose its officers. The following is a list of the Trustees and officers of the Funds and a statement of their present positions and principal occupations during the past five years. As a group, the Funds Trustees and officers own less than 1% of the outstanding shares of each Fund. Each Trustee also serves as a Director of The Vanguard Group, Inc., and as a Trustee of each of the 103 funds administered by Vanguard (102 in the case of Mr. Malkiel and 93 in the case of Mr. MacLaury). The mailing address of the Trustees and officers of the Trust is Post Office Box 876, Valley Forge, PA 19482.



JOHN J. BRENNAN, (DOB: 7/29/1954) Chairman, Chief Executive Officer &
Trustee*
Chairman, Chief Executive Officer and Director of The Vanguard Group, Inc., and Trustee of each of the investment companies in The Vanguard Group.

JOANN HEFFERNAN HEISEN, (DOB: 1/25/1950) Trustee
Vice President, Chief Information Officer, and member of the Executive Committee of Johnson & Johnson (Pharmaceuticals/Consumer Products), Director of Johnson & Johnson*MERCK Consumer Pharmaceuticals Co., The Medical Center at Princeton, and Women's Research and Education Institute.

BRUCE K. MACLAURY, (DOB: 5/7/1931) Trustee
President Emeritus of The Brookings Institution (Independent Non-Partisan Research Organization); Director of American Express Bank, Ltd., The St. Paul Companies, Inc. (Insurance and Financial Services), and National Steel Corp.

BURTON G. MALKIEL, (DOB: 8/28/1932) Trustee
Chemical Bank Chairman's Professor of Economics, Princeton University; Director of Prudential Insurance Co. of America, Banco Bilbao Gestinova, Baker Fentress & Co. (Investment Management), The Jeffrey Co. (Holding Company), and Select Sector SPDR Trust (Exchange-Traded Mutual Fund).

ALFRED M. RANKIN, JR., (DOB: 10/8/1941) Trustee
Chairman, President, Chief Executive Officer, and Director of NACCO Industries (Machinery/Coal/ Appliances); and Director of The BFGoodrich Co. (Aircraft Systems/Manufacturing/Chemicals).

JOHN C. SAWHILL, (DOB: 6/12/1936) Trustee
President and Chief Executive Officer of The Nature Conservancy (Non-Profit Conservation Group); Director of Pacific Gas and Electric Co., Procter & Gamble Co., NACCO Industries (Machinery/Coal/ Appliances), and Newfield Exploration Co. (Energy); formerly, Director and Senior Partner of McKinsey & Co., and President of New York University.

JAMES O. WELCH, JR., (DOB: 5/13/1931) Trustee
Retired Chairman of Nabisco Brands, Inc. (Food Products); retired Vice Chairman and Director of RJR Nabisco (Food and Tobacco Products); Director of TECO Energy, Inc., and Kmart Corp.

J. LAWRENCE WILSON, (DOB: 3/2/1936) Trustee
Retired Chairman of Rohm & Haas Co. (Chemicals); Director of Cummins Engine Co. (Diesel Engine Company), and The Mead Corp. (Paper Products); and Trustee of Vanderbilt University.

RAYMOND J. KLAPINSKY, (DOB: 12/7/1938) Secretary*
Managing Director of The Vanguard Group, Inc.; Secretary of The Vanguard Group, Inc. and of each of the investment companies in The Vanguard Group.

THOMAS J. HIGGINS, (DOB: 5/21/1957) Treasurer*
Principal of The Vanguard Group, Inc.; Treasurer of each of the investment companies in The Vanguard Group.

ROBERT D. SNOWDEN, (DOB: 9/14/1961) Controller*
Principal of The Vanguard Group, Inc.; Controller of each of the investment companies in The Vanguard Group.

*Officers of the Trust are "interested persons" as defined in the Act.


THE VANGUARD GROUP

Each Fund is a member of The Vanguard Group of Investment Companies which consists of more than 100 funds. Through their jointly-owned subsidiary, The Vanguard Group, Inc. (Vanguard), the Funds and the other funds in the Vanguard Group obtain at-cost virtually all of their corporate management, administrative and distribution services. Vanguard also provides investment advisory services on an at-cost basis to several of the funds.

     Vanguard employs a supporting staff of management and administrative personnel needed to provide the requisite services, furnishings and equipment. Each fund pays its share of Vanguard's total expenses which are allocated among the funds under methods approved by the Board of Trustees of each fund. In addition, each fund bears its own direct expenses such as legal, auditing and custodian fees. In order to generate additional revenues for Vanguard and thereby reduce the funds' expenses, Vanguard also provides certain administrative services to other organizations.

     Each fund's officers are also officers and employees of Vanguard. No officer or employee owns, or is permitted to own, any securities of any external adviser for the funds.

  Vanguard adheres to a Code of Ethics established pursuant to Rule 17j-l under the 1940 Act. The Code is designed to prevent unlawful practices in connection with the purchase or sale of securities by persons associated with Vanguard. Under Vanguard's Code of Ethics certain officers and employees of Vanguard who are considered access persons are permitted to engage in personal securities transactions. However, such transactions are subject to procedures and guidelines similar to, and in many cases more restrictive than, those recommended by a blue ribbon panel of mutual fund industry executives.

     Vanguard was established and operates under an Amended and Restated Funds' Service Agreement which was approved by the shareholders of each of the funds. The amounts which each of the funds have invested are adjusted from time to time in order to maintain the proportionate relationship between each fund's relative net assets and its contribution to Vanguard's capital. At August 31, 1999, each fund had contributed capital to Vanguard representing 0.02% of each Fund's net assets. The total amount contributed by the Funds was $5,111,000, which represented 5.1% of Vanguard's capitalization. The Amended and Restated Funds' Service Agreement provides as follows: (a) each Vanguard fund may be called upon to invest up to 0.40% of its current assets in Vanguard, and (b) there is no other limitation on the dollar amount each Vanguard fund may contribute to Vanguard's capitalization.

     MANAGEMENT. Corporate management and administrative services include: (1) executive staff; (2) accounting and financial; (3) legal and regulatory; (4) shareholder account maintenance; (5) monitoring and control of custodian relationships; (6) shareholder reporting; and (7) review and evaluation of advisory and other services provided to the Funds by third parties.

     DISTRIBUTION. Vanguard Marketing Corporation, a wholly-owned subsidiary of The Vanguard Group, Inc., provides all distribution and marketing activities for the funds in the Group. The principal distribution expenses are for advertising, promotional materials, and marketing personnel. Distribution services may also include organizing and offering to the public, from time to time, one or more new investment companies which will become members of The Vanguard Group. The Trustees and officers of Vanguard determine the amount to be spent annually on distribution activities, the manner and amount to be spent on each fund, and whether to organize new investment companies.

     One half of the distribution expenses of a marketing and promotional nature is allocated among the funds based upon relative net assets. The remaining one half of those expenses is allocated among the funds based upon each fund's sales for the preceding 24 months relative to the total sales of the funds as a Group, provided, however, that no fund's aggregate quarterly rate of contribution for distribution expenses of a marketing and promotional nature shall exceed 125% of the average distribution expense rate for The Vanguard Group, and that no fund shall incur annual distribution expenses in excess of of 1% of its average month-end net assets.

     During the last three fiscal years, the Funds incurred the following approximate amounts of The Vanguard Group's management (including transfer agency), distribution, and marketing expenses.


----------------------------------------------------------------------------------------------------------
FUND                                             FISCAL YEAR ENDED   FISCAL YEAR ENDED   FISCAL YEAR ENDED
                                                      8/31/1997           8/31/ 1998           8/31/1999
----------------------------------------------------------------------------------------------------------
U.S. Growth Fund                                     $16,574,000         $24,303,000         $36,880,000
International Growth Fund                             19,620,000          25,651,000          29,133,000
Calvert Social Index Fund                                    N/A                 N/A                 N/A
----------------------------------------------------------------------------------------------------------




     INVESTMENT ADVISORY SERVICES. Vanguard provides investment advisory services to Vanguard Calvert Social Index Fund and several other Vanguard funds. These services are provided on an at-cost basis from a money management staff employed directly by Vanguard. The compensation and other expenses of this staff are paid by the funds utilizing these services.



TRUSTEE COMPENSATION

The same individuals serve as Trustees of all Vanguard funds (with two exceptions, which are noted in the table appearing on page B-17), and each fund pays a proportionate share of the Trustees' compensation. The funds employ their officers on a shared basis, as well. However, officers are compensated by The Vanguard Group, Inc., not the funds.


     INDEPENDENT TRUSTEES. The funds compensate their independent Trustees--that is, the ones who are not also officers of the funds--in three ways:

 . The independent Trustees receive an annual fee for their service to the funds, which is subject to reduction based on absences from scheduled Board meetings.

 . The independent Trustees are reimbursed for the travel and other expenses that they incur in attending Board meetings.

 . Upon retirement, the independent Trustees receive an aggregate annual fee of $1,000 for each year served on the Board, up to fifteen years of service. This annual fee is paid for ten years following retirement, or until each Trustee's death.


     "INTERESTED" TRUSTEES. The funds' interested Trustees--Messrs. Bogle and Brennan--receive no compensation for their service in that capacity. However, they are paid in their role as officers of The Vanguard Group, Inc.

     COMPENSATION TABLE. The following table provides compensation details for each of the Trustees. We list the amounts paid as compensation and accrued as retirement benefits by each Fund for each Trustee. In addition, the table shows the total amount of benefits that we expect each Trustee to receive from all Vanguard funds upon retirement, and the total amount of compensation paid to each Trustee by all Vanguard funds. All information shown is for the fiscal year ended August 31, 1999.





                                        TRUSTEES COMPENSATION TABLE
                                                              PENSION OR
                                                              RETIREMENT                            TOTAL
                                                               BENEFITS                         COMPENSATION
                                                AGGREGATE      ACCRUED AS       ESTIMATED          FROM ALL
                                              COMPENSATION   PART OF THESE       ANNUAL            VANGUARD
                                               FROM THESE        FUNDS'       BENEFITS UPON    FUNDS PAID TO
 NAMES OF TRUSTEES                               FUNDS(1)      EXPENSES(1)      RETIREMENT       TRUSTEES(2)
---------------------------------------------------------------------------------------------------------------
John C. Bogle (3). . . .                          None            None             None              None
John J. Brennan . . .                             None            None             None              None
Barbara Barnes Hauptfuhrer(4). . .                $1,477          $187           $15,000                $0
JoAnn Heffernan Heisen                            $4,430          $244           $15,000           $80,000
Bruce K. MacLaury . .                             $4,590          $413           $12,000           $75,000
Burton G. Malkiel . .                             $4,462          $404           $15,000           $80,000
Alfred M. Rankin, Jr.                             $4,430          $295           $15,000           $80,000
John C. Sawhill . . .                             $4,430          $374           $15,000           $80,000
James O. Welch, Jr. .                             $4,430          $432           $15,000           $80,000
J. Lawrence Wilson. .                             $4,430          $312           $15,000           $80,000


(1) The amounts shown in this column are based on the Funds' fiscal year ended October 31, 1999.
(2) The amounts reported in this column reflect the total compensation paid to each Trustee for his or her service as Trustee of 103 Vanguard funds (102 in the case of Mr. Malkiel; 93 in the case of Mr. MacLaury) for the 1999 calendar year.
(3)  Mr. Bogle has retired from the Funds' Board, effective December 31, 1999.
(4) Mrs. Hauptfuhrer has retired from the Funds' Board, effective December 31, 1998.



                          INVESTMENT ADVISORY SERVICES


VANGUARD U.S. GROWTH FUND INVESTMENT ADVISORY AGREEMENT

The Fund entered into an investment advisory agreement with Lincoln Capital Management Company (Lincoln), under which Lincoln manages the investment and reinvestment of the assets included in Vanguard U.S. Growth Fund and continuously reviews, supervises and administers the Fund. Lincoln will invest or reinvest such assets primarily in U.S. securities. Lincoln discharges its responsibilities subject to the control of the officers and Trustees of the Fund. Under this agreement the Fund pays Lincoln an advisory fee at the end of each fiscal quarter, calculated by applying a quarterly rate, based on the following annual percentage rates, to the Fund's average month-end net assets for the quarter:

          NET ASSETS                                  RATE
          ----------                                  ----
          First $25 million...............            .40%
          Next $125 million...............            .35%
          Next $350 million...............            .25%
          Next $500 million...............            .20%
          Next $1.5 billion...............            .15%
          Next $12.5 billion..............            .10%
          Over $15 billion................            .08%

     For the fiscal years ended August 31, 1997, 1998, and 1999, the Fund incurred advisory fees of $8,475,000, $11,377,000, and $16,307,000 respectively.


DESCRIPTION OF LINCOLN

Lincoln is an Illinois corporation in which a controlling interest is held by the following persons: Timothy H. Ubben, Chairman; J. Parker Hall III, Chief Executive Officer; Kenneth R. Meyer, President; Ray B. Zemon, Executive Vice President; David M. Fowler, Executive Vice President; Richard W. Knee, Executive Vice President; and Jay H. Freedman, Executive Vice President.

     The agreement with Lincoln is renewable for successive one-year periods, only if each renewal is specifically approved by a vote of the Fund's Board of Trustees, including the affirmative votes of a majority of the Trustees who are not parties to the agreement or "interested persons" (as defined in the 1940
Act) of any such party, cast in person at a meeting called for the purpose of considering such approval. The agreement is automatically terminated if assigned, and may be terminated without penalty at any time (1) by vote of the Board of Trustees of the Fund on sixty (60) days' written notice to Lincoln, or
(2) by Lincoln upon ninety (90) days' written notice to the Fund.

     The Trustees may make any of these changes without the approval of shareholders, however, any such change will be communicated to shareholders in writing.

VANGUARD INTERNATIONAL GROWTH FUND INVESTMENT ADVISORY AGREEMENT

Vanguard International Growth Fund has entered into an investment advisory agreement with Schroder Investment Management North America, Inc. (Schroder) to manage the investment and reinvestment of Fund's assets and to continuously review, supervise, and administer Vanguard International Growth Fund's investment program. In this regard, it is the responsibility of Schroder to make decisions relating to the Fund's investment in foreign securities and to place the Fund's purchase and sale orders for such securities. Schroder will invest or reinvest the assets of the Fund only in foreign (non-U.S.) securities. Schroder discharges its responsibilities subject to the control of the officers and Trustees of the Trust.

     As compensation for the services rendered by Schroder under the agreement, the Fund pays Schroder a basic fee at the end of each fiscal quarter calculated by applying a quarterly rate, based on the following annual percentage rates, to the average month-end net assets of the Fund for the quarter:


          NET ASSETS                                         RATE
          ----------                                         ----
          First $50 million...............                   .350%
          Next $950 million...............                   .175%
          Over $1 billion.................                   .125%


     The Basic Fee, as provided above, shall be increased or decreased by applying an adjustment formula based on the investment performance of Vanguard International Growth Fund relative to that of the Morgan Stanley Capital International Europe, Australasia, Far East (MSCI EAFE) Index as follows:


  (a)  On assets of the Fund of $1 billion or less:

            THREE-YEAR PERFROMANCE
             DIFFERENTIAL VS. MSCI                      ANNUAL INCENTIVE (+)/
                  EAFE INDEX                             PENALTY (-) FEE RATE
--------------------------------------------------------------------------------

                +12% or above                                 +0.0750%
             Between +6% and +12%                             +0.0375%
              Between +6% and -6%                                -0-
             Between -6% and -12%                             -0.0375%
                -12% and below                                -0.0750%


  (b)  On assets of the Fund of more than $1 billion:

             THREE-YEAR PERFROMANCE
              DIFFERENTIAL VS. MSCI                       ANNUAL INCENTIVE (+)/
                   EAFE INDEX                              PENALTY (-) FEE RATE
--------------------------------------------------------------------------------
                  +12% or above                                  +0.0500%
              Between +6% and +12%                               +0.0250%
               Between +6% and -6%                                 -0-
              Between -6% and -12%                               -0.0250%
                 -12% and below                                  -0.0500%



     The incentive/penalty fee adjustment for assets in excess of $1 billion was not fully operable until the quarter ended February 29, 1996, and, until that date, was calculated according to certain transition rules. From April 1, 1993 through November 30, 1993, the incentive/penalty fee on assets in excess of $1 billion was not operable. For quarters ending after this period, the incentive/penalty fee adjustment on assets in excess of $1 billion has been computed based on a comparison of the investment performance of the Fund and that of the MSCI EAFE Index over the number of months that have elapsed between March 1, 1993 and the end of the quarter for which the fee is computed.

     For the purpose of determining the fee adjustment for investment performance, as described above, the net assets of Vanguard International Growth Fund are averaged over the same period as the investment performance of the Fund and the investment record of the MSCI EAFE Index are computed.

     The investment performance of Vanguard International Growth Fund for such period, expressed as a percentage of the net asset value per share of the Fund at the beginning of such period, shall be the sum of: (i) the change in the net asset value per share of the Fund during such period; (ii) the value of the cash distributions per share of the Fund accumulated to the end of such period; and
(iii) the value of capital gains taxes per share paid or payable by the Fund on undistributed realized long-term capital gains accumulated to the end of such period. For this purpose, the value of distributions per share of realized capital gains, of dividends per share paid from investment income and of capital gains taxes per share paid or payable on undistributed realized long-term capital gains shall be treated as reinvested in shares of the Fund at the net asset value per share in effect at the close of business on the record date for the payment of such distributions and dividends and the date on which provision is made for such taxes, after giving effect to such distributions, dividends and taxes. The investment record of the MSCI EAFE Index for any period, expressed as a percentage of the MSCI EAFE Index level at the beginning of such period, shall be the sum of (i) the change in the level of the MSCI EAFE Index during such period and (ii) the value, computed consistently with the MSCI EAFE Index, of cash distributions made by companies whose securities comprise the MSCI EAFE Index accumulated to the end of such period. For this purpose cash distributions on the securities which comprise the MSCI EAFE Index shall be treated as reinvested in the MSCI EAFE Index at least as frequently as the end of each calendar quarter following the payment of the dividend. The foregoing notwithstanding, any computation of the investment performance of the Fund and the investment record of the MSCI EAFE Index shall be in accordance with any then applicable rules of the Commission.

  The Trustees believe that the MSCI EAFE Index is an appropriate standard against which the investment performance of Vanguard International Growth Fund can be measured. The MSCI EAFE

Index is the only index available which covers the major international markets outside North America. The weighting of securities in the MSCI EAFE Index is based on each stock's relative total market value, that is, its market price per share times the number of shares outstanding.


     The agreement with Schroder is renewable for successive one-year periods, only if each renewal is specifically approved by a vote of the Fund's Board of Trustees, including the affirmative votes of a majority of the Trustees who are not parties to the agreement or "interested persons" (as defined in the 1940
Act) of any such party, cast in person at a meeting called for the purpose of considering such approval. The agreement is automatically terminated if assigned, and may be terminated without penalty at any time (1) by vote of the Board of Trustees of the Fund on sixty (60) days' written notice to Schroder, or
(2) by Schroder upon ninety (90) days' written notice to the Fund.


     During the three fiscal years ending August 31, 1997, 1998, and 1999, respectively, the Fund paid Schroder the following advisory fees:


                                              1997         1998         1999
                                              ----         ----         ----
Basic Fee                               $8,245,000   $9,793,000  $10,068,000
Increase/(Decrease) for Performance
Adjustment                               1,980,000    2,526,000      418,000
Total                                  $10,225,000  $12,319,000  $10,486,000
                                       ===========  ===========  ===========

DESCRIPTION OF SCHRODER CAPITAL

Vanguard International Growth Fund is managed by the London branch office of Schroder Investment Management North America, Inc. (SIMNA). SIMNA is a wholly-owned subsidiary of Schroders Incorporated, 787 7th Avenue, New York, New York. Schroders PLC is the holding company parent of a large world-wide group of banks and financial service companies (referred to as "The Schroder Group") with associated companies and branch and representative offices located in seventeen countries. The Schroder Group specializes in providing investment management services, with Group funds under management currently in excess of $200 billion.


     Vanguard  Calvert  Social  Index  Fund  receives   advisory  services  from
Vanguard's Core Management Group on an at-cost basis.




                             PORTFOLIO TRANSACTIONS

The investment advisory agreements with Lincoln and Schroder authorize the investment advisers (with the approval of the Funds' Board of Trustees) to select the brokers or dealers that will execute the purchases and sales of portfolio securities for the Trust and direct each investment adviser to use its best efforts to obtain the best available price and most favorable execution with respect to all transactions for each Fund. Each investment adviser has undertaken to execute each investment transaction at a price and commission which provides the most favorable total cost or proceeds reasonably obtainable under the circumstances.

     In placing portfolio transactions, each investment adviser will use its best judgment to choose the broker most capable of providing the brokerage services necessary to obtain best available price and most favorable execution. The full range and quality of brokerage services available will be considered in making these determinations. In those instances where it is reasonably determined that more than one broker can offer the brokerage services needed to obtain the best available price and most favorable execution, consideration may be given to those brokers which supply investment research, statistical information, or provide other services in addition to execution services to the Funds and/or the investment advisers. Each investment adviser considers the investment services it receives useful in the performance of its obligations under the agreement but is unable to determine the amount by which such services may reduce its expenses.

     Currently, it is each Fund's policy that each investment adviser may at times pay higher commissions in recognition of brokerage services felt necessary for the achievement of better execution of certain securities transactions than otherwise might not be available. An investment adviser will only pay such higher commissions if it believes this to be in the best interest of a Fund. Some brokers or dealers who may receive such higher commissions in recognition of brokerage services related to execution of securities transactions are also providers of research information to the investment advisers and/or the Funds. However, each investment adviser has informed the Funds that it generally will not pay higher commission rates specifically for the purpose of obtaining research services.


     During the fiscal years ending August 31, 1997, 1998, and 1999, the Funds paid the following amounts in brokerage commissions:



          FUND                            1997         1998         1999
          ---                             ----         ----         ----
U.S. Growth Fund                       $4,076,812   $6,538,324  $11,950,441
International Growth Fund              $7,912,581  $10,369,101  $10,770,933
Calvert Social Index Fund                  N/A          N/A          N/A


     Some securities considered for investment by the Funds may also be appropriate for other Vanguard funds or clients served by the investment advisers. If purchase or sale of securities consistent with the investment policies of the Funds and one or more of these other funds or clients served by the investment advisers are considered at or about the same time, transactions in such securities will be allocated among the Funds and the several funds and clients in a manner deemed equitable by the respective investment adviser. Although there will be no specified formula for allocating such transactions, the allocation methods used, and the results of such allocations, will be subject to periodic review by the Fund's Board of Trustees.


                              FINANCIAL STATEMENTS

The Financial Statements of Vanguard U.S. Growth Fund and Vanguard International Growth Fund as of and for the year ended August 31, 1999, including the financial highlights for each of the five years in the period ended August 31, 1999, appearing in the Funds' respective 1999 Annual Reports to Shareholders, and the reports thereon of PricewaterhouseCoopers LLP, independent accountants, also appearing therein, are incorporated by reference in this Statement of Additional Information. For a more complete discussion of the performance, please see the Funds' Annual Reports to Shareholders, which may be obtained without charge.


                              COMPARATIVE INDEXES

Vanguard may use reprinted material discussing The Vanguard Group, Inc. or any of the member funds of The Vanguard Group of Investment Companies.

     Each of the investment company members of The Vanguard Group, including Vanguard World Fund, may from time to time, use one or more of the following unmanaged indexes for comparative performance purposes.

STANDARD & POOR'S 500 COMPOSITE STOCK PRICE INDEX--includes stocks selected by Standard & Poor's Index Committee to include leading industries and to reflect the U.S. stock market.

STANDARD & POOR'S MIDCAP 400 INDEX--is composed of 400 medium sized domestic stocks.

STANDARD & POOR'S SMALL CAP 600/BARRA VALUE INDEX--contains stocks of the S&P SmallCap 600 Index which have a lower than average price-to-book ratio.

STANDARD & POOR'S SMALL CAP 600/BARRA GROWTH INDEX--contains stocks of the S&P SmallCap 600 Index which have a higher than average price-to-book ratio.

RUSSELL 1000 VALUE INDEX--consists of the stocks in the Russell 1000 Index (comprising the 1,000 largest U.S.-based companies measured by total market capitalization) with the lowest price-to-book ratios, comprising 50% of the market capitalization of the Russell 1000.

WILSHIRE  5000  EQUITY   INDEX--consists   of  more  than  7,000  common  equity
securities, covering all stocks in the U.S. for which daily pricing is available.

WILSHIRE 4500 EQUITY INDEX--consists of all stocks in the Wilshire 5000 except for the 500 stocks in the Standard & Poor's 500 Index.

RUSSELL 3000 STOCK INDEX--a diversified portfolio of approximately 3,000 common stocks accounting for over 90% of the market value of publicly traded stocks in the U.S.

RUSSELL 2000 STOCK INDEX--composed of the 2,000 smallest stocks contained in the Russell 3000, representing approximately 7% of the Russell 3000 total market capitalization.

RUSSELL 2000+ VALUE INDEX--contains stocks from the Russell 2000 Index with a less-than-average growth orientation.

MORGAN STANLEY CAPITAL INTERNATIONAL EAFE INDEX--is an arithmetic, market value-weighted average of the performance of over 900 securities listed on the stock exchanges of countries in Europe, Australasia and the Far East.

GOLDMAN SACHS 100 CONVERTIBLE BOND INDEX--currently includes 71 bonds and 29 preferreds. The original list of names was generated by screening for convertible issues of $100 million or greater in market capitalization. The index is priced monthly.

SALOMON BROTHERS GNMA INDEX--includes pools of mortgages originated by private lenders and guaranteed by the mortgage pools of the Government National Mortgage Association.

SALOMON BROTHERS HIGH-GRADE CORPORATE BOND INDEX--consists of publicly issued, non-convertible corporate bonds rated AA or AAA. It is a value-weighted, total return index, including approximately 800 issues with maturities of 12 years or greater.

LEHMAN LONG-TERM TREASURY BOND INDEX--is a market weighted index that contains individually priced U.S. Treasury securities with maturities of ten years or greater.

MERRILL LYNCH CORPORATE & GOVERNMENT BOND--consists of over 4,500 U.S. Treasury, Agency and investment grade corporate bonds.

LEHMAN CORPORATE (BAA) BOND INDEX--all publicly offered fixed-rate, nonconvertible domestic corporate bonds rated Baa by Moody's, with a maturity longer than one year and with more than $100 million outstanding. This index includes over 1,500 issues.

LEHMAN BROTHERS LONG-TERM CORPORATE BOND INDEX--is a subset of the Lehman Corporate Bond Index covering all corporate, publicly issued, fixed-rate, nonconvertible U.S. debt issues rated at least Baa, with at least $100 million principal outstanding and maturity greater than ten years.

BOND BUYER MUNICIPAL BOND INDEX--is a yield index on current coupon high-grade general obligation municipal bonds.

STANDARD & POOR'S PREFERRED INDEX--is a yield index based upon the average yield of four high-grade, non-callable preferred stock issues.

NASDAQ INDUSTRIAL INDEX--is composed of more than 3,000 industrial issues. It is a value-weighted index calculated on price change only and does not include income.

COMPOSITE  INDEX--70%  Standard  & Poor's  500 Index and 30%  NASDAQ  Industrial
Index.

COMPOSITE INDEX--65% Standard & Poor's 500 Index and 35% Lehman Long-Term Corporate AA or Better Bond Index.

COMPOSITE INDEX--65% Lehman Long-Term Corporate AA or Better Bond Index and a 35% weighting in a blended equity composite (75% Standard & Poor's/BARRA Value Index, 12.5% Standard & Poor's Utilities Index and 12.5% Standard & Poor's Telephone Index).

LEHMAN  LONG-TERM  CORPORATE AA OR BETTER BOND  INDEX--consists  of all publicly
issued,  fixed  rate,  nonconvertible   investment  grade,   dollar-denominated,
SEC-registered corporate debt rated AA or AAA.

LEHMAN BROTHERS AGGREGATE BOND INDEX--is a market weighted index that contains individually priced U.S. Treasury, agency, corporate, and mortgage pass-through securities corporate rated Baa-or better. The Index has a market value of over $5 trillion.

LEHMAN BROTHERS MUTUAL FUND SHORT (1-5) GOVERNMENT/CORPORATE INDEX--is a market weighted index that contains individually priced U.S. Treasury, agency, and corporate investment grade bonds rated BBB-or better with maturities between one and five years. The index has a market value of over $1.6 trillion.

LEHMAN BROTHERS MUTUAL FUND INTERMEDIATE (5-10) GOVERNMENT/CORPORATE INDEX--is a market weighted index that contains individually priced U.S. Treasury, agency, and corporate securities rated BBB-or better with maturities between five and ten years. The index has a market value of over $800 billion.

LEHMAN BROTHERS LONG (10+) GOVERNMENT/CORPORATE INDEX--is a market weighted index that contains individually priced U.S. Treasury, agency, and corporate securities rated BBB-or better with maturities greater than ten years. The index has a market value of over $1.1 trillion.

LIPPER SMALL COMPANY GROWTH FUND AVERAGE--the average performance of 25 largest small company growth funds as defined by Lipper Inc. Lipper defines a small company growth fund as a fund that by prospectus or portfolio practice, limits its investments to companies on the basis of the size of the company. From time to time, Vanguard may advertise using the average performance and/or the average expense ratio of the small company growth funds. (This fund category was first established in 1982. For years prior to 1982, the results of the Lipper Small Company Growth category were estimated using the returns of the Funds that constituted the Group at its inception.)

LIPPER BALANCED FUND AVERAGE--an industry benchmark of average balanced funds with similar investment objectives and policies, as measured by Lipper Inc.

LIPPER NON-GOVERNMENT MONEY MARKET FUND AVERAGE--an industry benchmark of average non-government money market funds with similar investment objectives and policies, as measured by Lipper Inc.

LIPPER GOVERNMENT MONEY MARKET FUND AVERAGE--an industry benchmark of average government money market funds with similar investment objectives and policies, as measured by Lipper Inc.

























                                                             SAI023-12/17/ 1999

                                     PART C


                              VANGUARD WORLD FUNDS
                               OTHER INFORMATION


ITEM 23. EXHIBITS

EXHIBITS   DESCRIPTION
--------   -----------
(a)    Declaration of Trust*
(b)    By-Laws*
(c) Reference is made to Articles III and V of the Registrant's Declaration of Trust
(d)    Investment Advisory Contracts*
(e)    Not applicable
(f) Reference is made to the section entitled "Management of the Trust" in the Registrant's Statement of Additional Information
(g)    Custodian Agreement*
(h)    Amended and Restated Funds' Service Agreement*
(i)    Legal Opinion*
(j)    Consent of Independent Accountants**
(k)    Not Applicable
(l)    Not Applicable
(m)    Not Applicable
(n)    Not Applicable
(o)    Not Applicable

 *Filed Previously
 **Filed Herewith

ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

Registrant is not controlled by or under common control with any person.


ITEM 25. INDEMNIFICATION

The Registrant's organizational documents contain provisions indemnifying Trustees and officers against liability incurred in their official capacity.
Article VII, Section 2 of the Declaration of Trust provides that the Registrant may indemnify and hold harmless each and every Trustee and officer from and against any and all claims, demands, costs, losses, expenses, and damages whatsoever arising out of or related to the performance of his or her duties as a Trustee or officer. However, this provision does not cover any liability to which a Trustee or officer would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office. Article VI of the By-Laws generally provides that the Registrant shall indemnify its Trustees and officers from any liability arising out of their past or present service in that capacity. Among other things, this provision excludes any liability arising by reason of willful misfeasance, bad faith, gross negligence, or the reckless disregard of the duties involved in the conduct of the Trustee's or officer's office with the Registrant.


ITEM 26. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

Lincoln Capital Management Company (Lincoln), is an investment adviser registered under the Investment Advisers Act of 1940, as amended (the Advisers
Act). The list required by this Item 26 of officers and directors of Lincoln, together with any information as to any business profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated herein by reference to Schedules B and D of Form ADV filed by Lincoln pursuant to the Advisers Act (SEC File No. 801-11417).

     Schroder Investment Management North America, Inc. (Schroder), is an investment adviser registered under the Investment Advisers Act of 1940, as amended (the Advisers Act). The list required by this Item 26 of officers and directors of Schroder, together with any information as to any business profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated herein by reference to Schedules B and D of Form ADV filed by Schroder pursuant to the Advisers Act (SEC File No. 801-15834).


ITEM 27. PRINCIPAL UNDERWRITERS

a.     Not Applicable
b.     Not Applicable
c.     Not Applicable

ITEM 28. LOCATION OF ACCOUNTS AND RECORDS


All accounts,  books and other documents required to be maintained by Section 31
(a) of the 1940 Act and the Rules thereunder will be maintained at the offices of Registrant; Registrant's Transfer Agent, The Vanguard Group, Inc., 100 Vanguard Boulevard, Malvern, Pennsylvania 19355; and the Registrant's custodians, State Street Bank and Trust Company, Boston, Massachusetts, and The Chase Manhattan Bank, N.A., New York, New York, and ..



ITEM 29. MANAGEMENT SERVICES

Other than as set forth under the description of The Vanguard Group in Part B of
this   Registration   Statement,   the   Registrant   is  not  a  party  to  any
management-related service contract.


ITEM 30. UNDERTAKINGS

Not Applicable

                                   SIGNATURES


Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant hereby certifies that it has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the Town of Valley Forge and the Commonwealth of Pennsylvania, on the 18th day of February, 2000.


                                                  VANGUARD WORLD FUNDS

                                   BY:_____________(signature)________________

                                   (HEIDI STAM) JOHN J. BRENNAN* CHAIRMAN AND
                                              CHIEF EXECUTIVE OFFICER


     Pursuant  to  the   requirements  of  the  Securities  Act  of  1933,  this
Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated:

SIGNATURE                     TITLE                              DATE
--------------------------------------------------------------------------------



By:/S/ JOHN J. BRENNAN        President, Chairman, Chief      February 18, 2000
   ---------------------------Executive Officer, and Trustee
       (Heidi Stam)
      John J. Brennan*


By:/S/ JOANN HEFFERNAN HEISEN Trustee                         February 18, 2000
   ---------------------------
       (Heidi Stam)
     JoAnn Heffernan Heisen*


By:/S/ BRUCE K. MACLAURY      Trustee                         February 18, 2000
   ---------------------------
       (Heidi Stam)
      Bruce K. MacLaury*


By:/S/ BURTON G. MALKIEL      Trustee                         February 18, 2000
   ---------------------------
       (Heidi Stam)
       Burton G. Malkiel*



By:/S/ ALFRED M. RANKIN, JR.  Trustee                         February 18, 2000
   ---------------------------
       (Heidi Stam)
     Alfred M. Rankin, Jr.*


By:/S/ JOHN C. SAWHILL        Trustee                         February 18, 2000
   ---------------------------
       (Heidi Stam)
      John C. Sawhill*


By:/S/ JAMES O. WELCH, JR.    Trustee                         February 18, 2000
   ---------------------------
       (Heidi Stam)
     James O. Welch, Jr.*



By:/S/ J. LAWRENCE WILSON     Trustee                         February 18, 2000
   ---------------------------
       (Heidi Stam)
     J. Lawrence Wilson*



By:/S/ THOMAS J. HIGGINS      Treasurer and Principal         February 18, 2000
   ---------------------------
       (Heidi Stam)           Financial Officer and Principal
      Thomas J. Higgins*      Accounting Officer




*By Power of Attorney. See File Number 33-4424, filed on January 25, 1999. Incorporated by Reference.